                               JOHN HANCOCK FUNDS

                             101 Huntington Avenue
                          Boston, Massachusetts 02199
                    JOHN HANCOCK INSTITUTIONAL SERIES TRUST
                                   PROSPECTUS

                               December 11, 1995


John Hancock Institutional Series Trust consists of twelve mutual funds, seven of which are offered in this Prospectus (each, a "Fund" and collectively, the "Funds"):
                 JOHN HANCOCK SMALL CAPITALIZATION EQUITY FUND
                     JOHN HANCOCK DIVIDEND PERFORMERS FUND
                         JOHN HANCOCK ACTIVE BOND FUND
                         JOHN HANCOCK GLOBAL BOND FUND
                     JOHN HANCOCK MULTI-SECTOR GROWTH FUND
                      JOHN HANCOCK FUNDAMENTAL VALUE FUND
                     JOHN HANCOCK INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                 TABLE OF CONTENTS                                      Page
                                                                                        ----
Expense Information................................................................       2
The Funds' Financial Highlights....................................................       3
An Overview of the Funds...........................................................       6
Investment Objectives and Policies.................................................       7
Who May Buy Shares.................................................................      17
Investors' Guide to Services.......................................................      17
     How to Buy Shares.............................................................      17
     Opening an Account............................................................      17
     Buying Additional Shares......................................................      18
     Reports to Shareholders.......................................................      18
     Share Price...................................................................      18
     Redeeming Shares..............................................................      19
     Exchange Privilege............................................................      20
Organization and Management of the Funds...........................................      21
The Funds' Expenses................................................................      23
Dividends and Taxes................................................................      24
Performance........................................................................      25
Risk Factors, Investments and Techniques...........................................      25

     This Prospectus sets forth information about the Funds, which are each a series of John Hancock Institutional Series Trust (the "Trust"), that you should know before investing. Please read and retain it for future reference.
     Additional information about the Trust and the Funds has been filed with the Securities and Exchange Commission (the "SEC"). You can obtain a copy of the Funds' Statement of Additional Information, dated

December 11, 1995, which is incorporated by reference into this Prospectus, free of charge by writing or telephoning: John Hancock Investor Services Corporation, P.O. Box 9277, Boston, Massachusetts 02205-9277, 1-800-755-4371.

     SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
LOGO                                             LOGO Printed on Recycled Paper.

EXPENSE INFORMATION

     The purpose of the following information is to help you to understand the various costs and expenses that you will bear, directly or indirectly. Since the Funds have a limited operating history, the costs and expenses included in the table and hypothetical example below are based on estimated fees and expenses for the Funds' fiscal year ending February 29, 1996 and should not be considered as representative of future expenses. Actual expenses may be greater or less than those shown.

                                 SHAREHOLDER TRANSACTION EXPENSES                                    ALL FUNDS
                                                                                                     ---------

--------------------------------------------------------------------------------

 Maximum Sales Charge (as a percentage of offering price)                                               NONE
 Sales Charge on Reinvested Dividends                                                                   NONE

--------------------------------------------------------------------------------

 Deferred Sales Charge and Redemptions                                                                  NONE
 Redemption Fees                                                                                        NONE*

--------------------------------------------------------------------------------

 Exchange Fees                                                                                          NONE

                                                    EXAMPLE: You would pay the
                                                    following expenses for the
                                                    indicated period of years on
                                                    a hypothetical $1,000
                                                    investment assuming 5%
                                                    annual rate of return and a
                                                    voluntary expense limitation
                                                    as noted above:+
 ANNUAL OPERATING EXPENSES (as a percentage of average net assets)

                                          MANAGEMENT                 TOTAL FUND
                                           FEE (NET                  OPERATING
                                              OF        OTHER     EXPENSES (NET OF
                                          LIMITATION) EXPENSES**   LIMITATION)***                1 YEAR             3 YEARS
                                          ----------  ----------  ----------------               ------             -------

--------------------------------------------------------------------------------
------------------------------

 SMALL CAPITALIZATION FUND                   0.35%       0.55%          0.90%                     $  9                $29
 DIVIDEND PERFORMERS FUND                    0.15%       0.55%          0.70                      $  7                $22

--------------------------------------------------------------------------------
------------------------------

 ACTIVE BOND FUND                            0.05%       0.55%          0.60%                     $  6                $19
 GLOBAL BOND FUND                            0.30%       0.55%          0.85%                     $  9                $27

--------------------------------------------------------------------------------
------------------------------

 MULTI-SECTOR GROWTH FUND                    0.40%       0.50%          0.90%                     $  9                $29
 FUNDAMENTAL VALUE FUND                      0.25%       .055%          0.80%                     $  8                $26

--------------------------------------------------------------------------------
------------------------------

 INTERNATIONAL EQUITY FUND                   0.45%       0.55%          1.00%                     $ 10                $32

---------------
  * Redemption by wire fee (currently $4.00) not included.
 ** Other Expenses include transfer agent, legal, audit, custody and other expenses.
*** Estimated for the Funds based on expenses to have been incurred if shares had been in existence for the entire fiscal year. Total Fund Operating Expenses in the table reflect a voluntary limitation by the Funds' Adviser. Without such limitation, the Management Fee and Total Fund Operating Expenses, respectively, would have been estimated at the following: Small Capitalization Fund -- 0.80% and 1.35%; Dividend Performers Fund -- 0.60% and 1.15%; Active Bond Fund -- 0.50% and 1.05%; Global Bond Fund -- 0.75% and 1.30%; Multi-Sector Growth Fund -- 0.80% and 1.30%; Fundamental Value Fund -- 0.70% and 1.25%; and International Equity Fund -- 0.90% and 1.45%.

  + This example should not be considered a representation of the Funds' actual or future expenses, which may be greater or less than those shown.

The management fee referred to above is more fully explained in this Prospectus under the caption "THE FUNDS' EXPENSES" and in the Statement of Additional Information under the caption "INVESTMENT ADVISORY AND OTHER SERVICES."

THE FUNDS' FINANCIAL HIGHLIGHTS
  The following tables include selected data for a share outstanding throughout the period indicated. Total investment return, key ratios and supplemental data are listed as follows:

                             JOHN HANCOCK DIVIDEND PERFORMERS FUND                               FOR THE PERIOD APRIL 3, 1995
                                                                                                 (COMMENCEMENT OF OPERATIONS)
                                                                                                             TO JUNE 30, 1995
                                                                                                                  (UNAUDITED)
                                                                                                 ----------------------------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period...........................................................             $ 8.50(b)
                                                                                                            ------
Net Investment Income..........................................................................               0.08
Net Unrealized Gain on Investments.............................................................               0.24
                                                                                                            ------
        Total from Investment Operations.......................................................               0.32
                                                                                                            ------
Less Distributions
    Dividends from Net Investment Income.......................................................              (0.08)
                                                                                                            ------
Net Asset Value, End of Period.................................................................             $ 8.74
                                                                                                            ======
Total Investment Return at Net Asset Value(d)..................................................               3.73%(c)
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's omitted)......................................................             $3,173
Ratio of Expenses to Average Net Assets........................................................               0.80%*
Ratio of Adjusted Expenses to Average Net Assets(a)(e).........................................               4.10%*
Ratio of Net Investment Income to Average Net Assets...........................................               3.86%*
Ratio of Adjusted Net Investment Income to Average Net Assets(a)(e)............................               0.56%*
Portfolio Turnover Rate........................................................................                  0%

                                 JOHN HANCOCK ACTIVE BOND FUND                                   FOR THE PERIOD APRIL 3, 1995
                                                                                                 (COMMENCEMENT OF OPERATIONS)
                                                                                                             TO JUNE 30, 1995
                                                                                                                  (UNAUDITED)
                                                                                                 ----------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period...........................................................             $ 8.50(b)
                                                                                                            ------
Net investment income..........................................................................               0.11
                                                                                                            ------
Less Distributions:
    Dividends from net investment income.......................................................              (0.11)
                                                                                                            ------
Net asset value, end of period.................................................................             $ 8.50
                                                                                                            ======
Total investment return at net asset value(d)..................................................               1.29%(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)......................................................             $1,146
Ratio of expenses to average net assets........................................................               0.70%*
Ratio of adjusted expenses to average net assets(a)(e).........................................               6.04%*
Ratio of net investment income to average net assets...........................................               5.43%*
Ratio of adjusted net investment income to average net assets(a)(e)............................               0.09%*
Portfolio Turnover Rate........................................................................                  0%

---------------

 * On an annualized basis.

(a) On an unreimbursed basis.

(b) Initial price to commence operations.

(c) Not annualized.

(d) Without the voluntary limitation, total investment return would have been lower.

(e) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net investment income as a percentage of average net assets is expected to increase as the net assets of the Fund grow.

  The following tables include selected data for a share outstanding throughout the period indicated. Total investment return, key ratios and supplemental data are listed as follows:

                                                                                                   FOR THE PERIOD APRIL 20,
                                 JOHN HANCOCK GLOBAL BOND FUND                                               1995
                                                                                                 (COMMENCEMENT OF OPERATIONS)
                                                                                                             TO JUNE 30, 1995
                                                                                                                  (UNAUDITED)
                                                                                                 ----------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period...........................................................             $ 8.50(b)
                                                                                                            ------
Net investment income..........................................................................               0.07
                                                                                                            ------
Less Distributions
    Dividends from net investment income.......................................................              (0.07)
                                                                                                            ------
Net asset value, end of period.................................................................             $ 8.50
                                                                                                            ======
Total investment return at net asset value(d)..................................................               0.81%(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)......................................................             $   18
Ratio of expenses to average net assets........................................................               1.10%*
Ratio of adjusted expenses to average net assets(a)(e).........................................                N/M
Ratio of net investment income to average net assets...........................................               4.28%*
Ratio of adjusted net investment income to average net assets(a)(e)............................                N/M
Portfolio turnover rate........................................................................                  0%

                                                                                                   FOR THE PERIOD APRIL 12,
                             JOHN HANCOCK MULTI-SECTOR GROWTH FUND                                           1995
                                                                                                 (COMMENCEMENT OF OPERATIONS)
                                                                                                             TO JUNE 30, 1995
                                                                                                                  (UNAUDITED)
                                                                                                 ----------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period...........................................................             $ 8.50(b)
                                                                                                            ------
Net investment income..........................................................................               0.03
Net realized and unrealized gain on investments and foreign currency transactions..............               0.04
                                                                                                            ------
        Total from investment operations.......................................................               0.07
                                                                                                            ------
Net asset value, end of period.................................................................             $ 8.57
                                                                                                            ======
Total investment return at net asset value(d)..................................................               0.82%(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)......................................................             $1,901
Ratio of expenses to average net assets........................................................               1.00%*
Ratio of adjusted expenses to average net assets(a)(e).........................................              11.33%*
Ratio of net investment income to average net assets...........................................               3.74%*
Ratio of adjusted net investment income (loss) to average net assets(a)(e).....................              (6.59%)*
Portfolio turnover rate........................................................................                  9%

---------------

 * On an annualized basis.

(a) On an unreimbursed basis.

(b) Initial price to commence operations.

(c) Not annualized.

(d) Without the voluntary limitation, total investment return would have been lower.

(e) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net investment income as a percentage of average net assets is expected to increase as the net assets of the Fund grow.
(N/M) Not meaningful.

  The following tables include selected data for a share outstanding throughout the period indicated. Total investment return, key ratios and supplemental data are listed as follows:

                                                                                                   FOR THE PERIOD APRIL 20,
                              JOHN HANCOCK FUNDAMENTAL VALUE FUND                                            1995
                                                                                                 (COMMENCEMENT OF OPERATIONS)
                                                                                                             TO JUNE 30, 1995
                                                                                                                  (UNAUDITED)
                                                                                                 ----------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period...........................................................             $ 8.50(b)
                                                                                                            ------
Net investment income..........................................................................               0.05
Net unrealized gain on investments.............................................................               0.09
                                                                                                            ------
        Total from investment operations.......................................................               0.14
                                                                                                            ------
Less Distributions
    Dividends from net investment income.......................................................              (0.05)
                                                                                                            ------
Net asset value, end of period.................................................................             $ 8.59
                                                                                                            ======
Total investment return at net asset value(e)..................................................               1.62%(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)......................................................             $  579
Ratio of expenses to average net assets........................................................               0.95%*
Ratio of adjusted expenses to average net assets(a)(f).........................................              14.54%*
Ratio of net investment income to average net assets...........................................               3.18%*
Ratio of adjusted net investment income (loss) to average net assets(a)(f).....................             (10.41%)*
Portfolio turnover rate........................................................................                  0%

                            JOHN HANCOCK INTERNATIONAL EQUITY FUND                               FOR THE PERIOD APRIL 3, 1995
                                                                                                 (COMMENCEMENT OF OPERATIONS)
                                                                                                             TO JUNE 30, 1995
                                                                                                                  (UNAUDITED)
                                                                                                 ----------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period...........................................................             $ 8.50(b)
                                                                                                            ------
Net investment income..........................................................................               0.08(d)
Net realized and unrealized gain on investments and foreign currency transactions..............               0.06
                                                                                                            ------
        Total from investment operations.......................................................               0.14
                                                                                                            ------
Net asset value, end of period.................................................................             $ 8.64
                                                                                                            ======
Total investment return at net asset value(e)..................................................               1.65%(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)......................................................             $  911
Ratio of expenses to average net assets........................................................               1.15%*
Ratio of adjusted expenses to average net assets(a)(f).........................................               8.74%*
Ratio of net investment income to average net assets...........................................               3.49%*
Ratio of adjusted net investment income (loss) to average net assets(a)(f).....................              (5.25%)*
Portfolio Turnover Rate........................................................................                  0%

---------------

 * On an annualized basis.

(a) On an unreimbursed basis.

(b) Initial price to commence operations.

(c) Not annualized.

(d) On average month end shares outstanding.

(e) Without the voluntary limitation, total investment return would have been lower.

(f) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net investment income as a percentage of average net assets is expected to increase as the net assets of the Fund grow.

AN OVERVIEW OF THE FUNDS

JOHN HANCOCK SMALL CAPITALIZATION EQUITY FUND seeks long-term growth of capital. The Fund invests primarily in common stocks of rapidly growing small-sized companies.

JOHN HANCOCK DIVIDEND PERFORMERS FUND seeks long-term growth of capital and of income without assuming undue market risk. The Fund invests primarily in common stocks of seasoned companies in sound financial condition with a long-term record of paying increasing dividends.

JOHN HANCOCK ACTIVE BOND FUND seeks a high level of current income consistent with prudent investment risk. The Fund invests primarily in a diversified portfolio of investment grade debt securities of U.S. and foreign issuers.

JOHN HANCOCK GLOBAL BOND FUND seeks a competitive total investment return, consisting of current income and capital appreciation. The Fund invests primarily in a global portfolio of high grade, fixed income debt securities.

JOHN HANCOCK MULTI-SECTOR GROWTH OPPORTUNITY FUND seeks long-term capital appreciation. The Fund invests primarily in equity securities of domestic and foreign issuers in various economic sectors, selected according to both macroeconomic factors and the outlook for each sector.

JOHN HANCOCK FUNDAMENTAL VALUE FUND seeks capital appreciation, with income as a secondary objective. The Fund invests primarily in equity securities that are believed to be undervalued relative to alternative equity investments.

JOHN HANCOCK INTERNATIONAL EQUITY FUND seeks long-term growth of capital. The Fund invests primarily in equity securities of foreign issuers.

The investment adviser of each Fund is John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned indirect subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company").

                            ------------------------

Risk Factors. Each Fund is a recently organized series of the Trust and, either has no operating history or a limited operating history. There can be no assurance that the Funds will achieve their investment objectives. An investment in one or more of the Funds is intended for long-term investors who can accept the risks associated with investing primarily in equity and fixed-income securities. The Funds' investments will be subject to market fluctuations and other risks inherent in all securities. The yield, return and price volatility of each Fund depend on the type and quality of its investments as well as market and other factors. In addition, a Fund's potential investments and management techniques may entail specific risks. For additional information about risks associated with an investment in one or more of the Funds, see "RISK FACTORS, INVESTMENTS AND TECHNIQUES" on page 25.

INVESTMENT OBJECTIVES AND POLICIES
JOHN HANCOCK SMALL CAPITALIZATION EQUITY FUND
The investment objective of John Hancock Small Capitalization Equity Fund ("Small Capitalization Fund") is long-term growth of capital. The potential for growth of capital will be the sole basis for selection of portfolio securities. Current income will not be a factor in this selection. The Fund believes that its shares are suitable for investment by investors who are in search of superior long-term growth and who have the ability to assume a moderate amount of risk in pursuit of this goal.

-------------------------------------------------------------------------------
                 JOHN HANCOCK SMALL CAPITALIZATION EQUITY FUND
                 SEEKS LONG-TERM GROWTH OF CAPITAL.
-------------------------------------------------------------------------------

Under normal circumstances, the Fund invests at least 65% of its total assets in common stocks and other equity securities of domestic and foreign issuers (including convertible securities) of small-sized companies with a total market capitalization of $750 million or less ("smaller capitalization companies"). The Adviser selects investments that it believes offer growth potential higher than average for all companies. The Adviser expects that common stocks of rapidly growing smaller capitalization companies that tend to be in an emerging growth stage of development will generally offer the most attractive growth prospects. However, the Fund may also invest in equity securities of larger, more established companies that the Adviser believes to offer superior growth potential.

-------------------------------------------------------------------------------
                 SMALL CAPITALIZATION FUND INVESTS PRIMARILY IN
                 COMMON STOCKS OF RAPIDLY GROWING SMALL-SIZED
                 COMPANIES, ALTHOUGH IT MAY INVEST IN OTHER
                 EQUITY SECURITIES OF DOMESTIC AND FOREIGN
                 ISSUERS OFFERING SUPERIOR GROWTH POTENTIAL.
-------------------------------------------------------------------------------

Although investment in the securities of smaller capitalization companies may present greater opportunities for long-term capital growth than other investments, it may also involve greater risks, including greater price volatility than investment in the securities of larger capitalization companies. The Fund is intended for investors who can accept the risks associated with its investments and may not be suitable for all investors. See "SMALLER CAPITALIZATION COMPANIES" for a fuller discussion of the risks inherent in the Fund's investments in securities of smaller capitalization companies.

-------------------------------------------------------------------------------
                 INVESTMENT IN SMALLER CAPITALIZATION COMPANIES
                 INVOLVES CERTAIN RISKS.
-------------------------------------------------------------------------------

The Fund may invest without limitation in securities of foreign issuers. These investments involve special risks. See "SECURITIES OF FOREIGN ISSUERS." In connection with these investments the Fund may hold a portion of its assets in foreign currencies and enter into forward foreign currency exchange contracts to hedge against changes in foreign currency exchange rates. See "FOREIGN CURRENCY TRANSACTIONS." The Fund's investments in foreign securities may include investments in American Depository Receipts. See "DEPOSITORY RECEIPTS."

-------------------------------------------------------------------------------
                 THE FUND MAY INVEST IN SECURITIES OF FOREIGN
                 ISSUERS.
-------------------------------------------------------------------------------

When the Adviser determines that adverse market conditions are present, the Fund may establish and maintain cash reserves or invest in fixed-income securities for temporary defensive purposes, without limitation. In establishing cash reserves, the Fund may invest in a wide variety of money market instruments, including but not limited to U.S. Government obligations, certificates of deposit, bankers' acceptances, commercial paper, short-term corporate debt securities and repurchase agreements. In addition, when the Adviser believes that market and interest rate conditions are suitable, the Fund may for defensive purposes invest in longer-duration U.S. Government and corporate debt securities. The market value of fixed income securities varies inversely with changes in the prevailing level of interest rates. The Fund may purchase fixed-income debt securities with stated maturities up to thirty years.

-------------------------------------------------------------------------------
                 FOR TEMPORARY DEFENSIVE PURPOSES, THE FUND MAY
                 INVEST IN FIXED INCOME SECURITIES AND MONEY
                 MARKET INSTRUMENTS.
-------------------------------------------------------------------------------

The corporate fixed-income securities in which the Fund may invest will be rated, at the time of investment, at least BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's") or their respective equivalent ratings or, if unrated, determined to be of comparable quality by the Adviser. Securities rated in the lowest investment grade (BBB or Baa) involve certain risks. See "INVESTMENT GRADE SECURITIES." If the rating of a debt security is reduced below Baa or BBB, the Adviser will consider whatever action is appropriate consistent with the Fund's investment objective and policies. See Appendix A to the Statement of Additional Information for a description of the characteristics of obligations in the various rating categories.


The Fund may for hedging and speculative purposes write listed and over-the-counter covered call and put options on securities in which it may invest and on indices composed of securities in which it may invest. The Fund may also for hedging purposes purchase put and call options on these securities and indices. The Fund may also buy and sell stock index and other financial futures contracts, and options on futures contracts, to hedge against changes in securities prices or interest rates. The futures contracts may be based upon various securities, securities indices and other financial instruments and indices. The Fund will not engage in transactions in futures and options on futures for speculative purposes. See "OPTIONS AND FUTURES TRANSACTIONS."

-------------------------------------------------------------------------------
                 THE FUND MAY EMPLOY CERTAIN INVESTMENT
                 STRATEGIES AND TECHNIQUES TO HELP ACHIEVE ITS
                 INVESTMENT OBJECTIVE.
-------------------------------------------------------------------------------

The Fund may engage in short sales "against the box" as well as short sales for hedging purposes and to profit from an anticipated decline in a security's value. Short sales other than "against the box" involve certain risks. See "SHORT SALES."

The Fund may also lend its portfolio securities, enter into repurchase agreements, purchase securities on a forward commitment or when-issued basis, engage in short-term trading, and purchase restricted and illiquid securities.

See "RISK FACTORS, INVESTMENTS AND TECHNIQUES" for more information about the Fund's investments.

JOHN HANCOCK DIVIDEND PERFORMERS FUND
The investment objective of John Hancock Dividend Performers Fund ("Dividend Performers Fund") is long-term growth of capital and of income without undue market risk. At times, however, because of market conditions, the Fund may find it advantageous to invest primarily for current income. The Fund believes that its shares are suitable for investment by persons who are in search of long-term above-average reward.

-------------------------------------------------------------------------------
                 JOHN HANCOCK DIVIDEND PERFORMERS FUND SEEKS
                 LONG-TERM GROWTH OF CAPITAL
                 AND INCOME WITHOUT UNDUE
                 MARKET RISK.
-------------------------------------------------------------------------------

Under normal circumstances, the Fund invests at least 65% of its total assets in dividend paying securities. The Adviser expects that common stocks will ordinarily offer the greatest dividend paying potential and will constitute a majority of the Fund's assets. The Fund may also invest a smaller portion of its assets in corporate and U.S. Government fixed-income securities. For defensive purposes, however, the Fund may temporarily hold a larger percentage of high grade liquid preferred stock or debt securities. The Adviser and the Fund's subadviser, Sovereign Asset Management Corp. ("SAMCorp"), will select securities for the Fund's portfolio mainly for their investment character based upon generally accepted elements of intrinsic value, including industry position, management, financial strength, earning power, marketability and prospects for future growth. The distribution of the Fund's assets among various types of investments is based on general market conditions, the level of interest rates, business and economic conditions and the availability of investments in the equity or fixed-income markets. The amount of the Fund's assets that may be invested in either equity or fixed-income securities is not restricted and is based upon the judgment of the Adviser or SAMCorp of what might best achieve the Fund's investment objective.

-------------------------------------------------------------------------------
                 DIVIDEND PERFORMERS FUND INVESTS PRIMARILY IN
                 COMMON STOCKS, ALTHOUGH IT MAY RESPOND TO
                 MARKET CONDITIONS BY INVESTING IN OTHER TYPES
                 OF SECURITIES.
-------------------------------------------------------------------------------

While there is considerable flexibility in the investment grade and type of security in which the Fund may invest, the Fund invests only in companies that have (together with their predecessors) been in continuous business for at least five years and have total assets of at least $10 million. The Fund currently uses a strategy of investing only in those common stocks that have a record of having increased their dividends in each of the preceding ten or more years. This "dividend performers" strategy can be changed at any time.

-------------------------------------------------------------------------------
                 DIVIDEND PERFORMERS FUND GENERALLY INVESTS IN
                 SEASONED COMPANIES IN SOUND FINANCIAL
                 CONDITION WITH A LONG RECORD OF PAYING
                 DIVIDENDS.
-------------------------------------------------------------------------------

The Fund's investments in corporate fixed-income securities may be in bonds, convertible debentures and convertible or non-convertible preferred stocks. Fixed income securities eligible for purchase by the Fund may have stated maturities of one to thirty years. The value of fixed-income securities varies inversely with interest rates. See "FIXED-INCOME SECURITIES." Fixed-income securities in the Fund's portfolio may include securities rated, at the time of investment, as low as C by S&P or Moody's or their respective equivalent ratings and unrated securities determined to be of comparable credit quality by the Adviser or SAMCorp. However, no more than 5% of the Fund's net assets will be invested in debt securities rated lower than BBB by S&P or Baa by Moody's or their respective equivalent ratings or unrated securities of comparable credit quality. Bonds rated BBB or Baa are subject to certain risks. See "INVESTMENT GRADE SECURITIES." Bonds rated lower than BBB or Baa are high risk securities commonly known as "junk bonds." Bonds rated as low as C can be regarded as having extremely poor prospects of attaining investment standing. See "LOWER RATED SECURITIES" for a discussion of risks inherent in the Fund's investments in lower rated securities and Appendix A to the Statement of Additional Information for a description of the characteristics of obligations in the various rating categories. If any security in the Fund's portfolio falls below the Fund's minimum credit quality standards as a result of a rating downgrade or the Adviser's or SAMCorp's determination, the Fund will dispose of the security as promptly as possible while attempting to minimize any loss.

-------------------------------------------------------------------------------
                 THE FUND MAY ALSO INVEST IN CORPORATE AND U.S.
                 GOVERNMENT FIXED-INCOME SECURITIES.
-------------------------------------------------------------------------------

The Fund may also invest in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These may include mortgage-backed securities. See "GOVERNMENT SECURITIES."

The Fund may also buy and sell options contracts, financial futures contracts and options on such futures contracts for hedging and non-hedging purposes. These contracts may be based on securities and securities indices. All of the Fund's futures contracts and options on futures contracts will be traded on a U.S. commodity exchange or board of trade. See "OPTIONS AND FUTURES TRANSACTIONS."

The Fund may invest to a limited extent in restricted and illiquid securities. The Fund may also lend its portfolio securities and purchase securities on a when-issued or forward commitment basis. In addition, the Fund may make temporary investments in short-term securities, including repurchase agreements and other money market instruments, in order to receive a return on excess cash.

See "RISK FACTORS, INVESTMENTS AND TECHNIQUES" for more information on the Fund's investments.

JOHN HANCOCK ACTIVE BOND FUND
The investment objective of John Hancock Active Bond Fund ("Active Bond Fund") is a high level of current income, consistent with prudent investment risk, through investment primarily in a diversified portfolio of freely marketable investment grade debt securities of U.S. and foreign issuers.

-------------------------------------------------------------------------------
                 THE INVESTMENT OBJECTIVE OF
                 JOHN HANCOCK ACTIVE BOND
                 FUND IS A HIGH LEVEL OF CURRENT INCOME
                 CONSISTENT WITH PRUDENT INVESTMENT RISK.
-------------------------------------------------------------------------------

Under normal market conditions, the Fund invests at least 65% of the value of its total assets in bonds and/or debentures. In addition, at least 75% of the value of the Fund's total investments in debt securities (other than commercial paper) is normally represented by securities which have, at the time of purchase, a rating within the four highest grades as determined by S&P (AAA, AA, A, or BBB) or Moody's (Aaa, Aa, A or Baa) or their respective equivalent ratings and debt securities of banks, the U.S. Government and its agencies or instrumentalities and other issuers which, although not rated as a matter of policy by either S&P or Moody's, are considered by the Adviser to have investment quality comparable to securities receiving ratings within the four highest grades. Debt securities rated BBB or Baa and unrated debt securities of comparable credit quality are subject to certain risks. The Fund's investments in commercial paper will, at the time of purchase, be rated A-2 or P-2 or better by S&P or Moody's, respectively. See "INVESTMENT GRADE SECURITIES."

-------------------------------------------------------------------------------
                 ACTIVE BOND FUND INVESTS PRIMARILY IN
                 INVESTMENT GRADE SECURITIES.
-------------------------------------------------------------------------------

The Fund may also invest up to 25% of the value of its total assets in fixed-income securities rated below BBB by S&P or below Baa by Moody's or their respective equivalent ratings or in securities which are unrated. The Fund may invest in securities rated as low as CC by S&P or Ca by Moody's and unrated securities of comparable credit quality as determined by the Adviser. These ratings indicate obligations that are speculative to a high degree and often in default. Securities rated lower than Baa or BBB are high risk securities generally referred to as "junk bonds." See "LOWER RATED SECURITIES." See Appendix A to the Statement of Additional Information for a description of the characteristics of obligations in the various rating categories. The Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings.

-------------------------------------------------------------------------------
                 THE FUND MAY INVEST TO A LIMITED EXTENT IN
                 LOWER
                 RATED SECURITIES.
-------------------------------------------------------------------------------

The Fund may acquire individual securities of any maturity and is not subject to any limits as to the average maturity of its overall portfolio. The longer the Fund's average portfolio maturity, the more the value of the portfolio and the net asset value of the Fund's shares will fluctuate in response to changes in interest rates. An increase in interest rates will generally decrease the value of the Fund's portfolio securities and its shares, while a decline in interest rates will generally increase their value.

-------------------------------------------------------------------------------
                 THE FUND'S INVESTMENTS MAY BE OF ANY MATURITY.
-------------------------------------------------------------------------------

The Fund may invest in securities of United States and foreign issuers. It is anticipated that under normal conditions, the Fund will not invest more than 25% of its total assets in foreign securities (excluding U.S. dollar-denominated Canadian securities). Securities of foreign issuers involve special risks. See "SECURITIES OF FOREIGN ISSUERS."

-------------------------------------------------------------------------------
                 THE FUND MAY INVEST IN SECURITIES OF BOTH
                 DOMESTIC AND FOREIGN ISSUERS.
-------------------------------------------------------------------------------

The Fund may invest to a limited extent in restricted and illiquid securities, and enter into repurchase agreements. It may also lend its portfolio securities and purchase securities on a forward commitment or when-issued basis.

-------------------------------------------------------------------------------
                 ACTIVE BOND FUND MAY EMPLOY CERTAIN INVESTMENT
                 STRATEGIES TO HELP ACHIEVE ITS INVESTMENT
                 OBJECTIVE.
-------------------------------------------------------------------------------

The Fund may engage in short-term trading in response to changes in interest rates or other economic trends or developments and for certain other purposes. See "SHORT TERM TRADING AND PORTFOLIO TURNOVER."

The Fund may also buy and sell options contracts, financial futures contracts and options on these futures contracts for hedging and non-hedging purposes. These contracts may be based on securities, indices and currencies. All of the Fund's futures contracts and options on futures contracts will be traded on a U.S. commodity exchange or board of trade. See "OPTIONS AND FUTURES TRANSACTIONS."

The Fund may enter into forward foreign currency exchange contracts to attempt to hedge against changes in foreign currency exchange rates. See "FOREIGN CURRENCY TRANSACTIONS."

See "RISK FACTORS, INVESTMENTS AND TECHNIQUES" for more information on the Fund's investments.

JOHN HANCOCK GLOBAL BOND FUND
The investment objective of the John Hancock Global Bond Fund ("Global Bond Fund") is a competitive total investment return, consisting of current income and capital appreciation. The Fund invests primarily in a global portfolio of high grade, fixed-income debt securities. Normally, the Fund will invest in fixed-income debt securities denominated in at least three currencies or multi-currency units, including the U.S. Dollar.

Under normal circumstances, Global Bond Fund invests primarily (at least 65% of total assets) in fixed-income debt securities issued or guaranteed by: (i) the U.S. Government, its agencies or instrumentalities; (ii) foreign governments (including foreign states, provinces and municipalities) or their political subdivisions, authorities, agencies or instrumentalities; (iii) international organizations backed or jointly owned by more than one national government, such as the International Bank for Reconstruction and Development, European Investment Bank, Asian Development Bank and European Coal and Steel Community; and (iv) foreign corporations or financial institutions. The term "fixed-income debt securities" encompasses debt obligations of all types, including bonds, debentures and notes. A fixed-income debt security may itself be convertible into or exchangeable for equity securities, or may carry with it the right to acquire equity securities evidenced by warrants attached to the security or acquired as part of a unit with a security. The Fund also invests in stocks, such as preferred stocks, that provide the Fund with current income or capital appreciation.

-------------------------------------------------------------------------------
                 JOHN HANCOCK GLOBAL BOND FUND'S INVESTMENT
                 OBJECTIVE IS A COMPETITIVE TOTAL INVESTMENT
                 RETURN, CONSISTING OF CURRENT INCOME AND
                 CAPITAL APPRECIATION. THE FUND INVESTS
                 PRIMARILY IN A GLOBAL PORTFOLIO OF HIGH GRADE,
                 FIXED-INCOME DEBT SECURITIES.
-------------------------------------------------------------------------------

The Fund has registered as a "non-diversified" fund so that it may invest more than 5% of its total assets in the obligations of a single foreign government or other issuer. This may make the Fund more susceptible to certain risks. See "NON-DIVERSIFIED STATUS." The Fund will not, however, invest more than 25% of its total assets in securities issued by any one foreign government.

-------------------------------------------------------------------------------
                 THE FUND IS "NON-DIVERSIFIED."
-------------------------------------------------------------------------------

Global Bond Fund's investments in fixed-income debt securities consist primarily of fixed income debt securities which are rated, at the time of investment, A or better by either S&P or Moody's or their respective equivalent ratings or in securities that the Adviser has determined to be of comparable credit quality. The Fund may, however, invest up to 25% of its total assets in fixed-income debt securities rated, at the time of investment, as low as CC by S&P or Ca by Moody's or their respective equivalent ratings and unrated securities of comparable credit quality. In the event a fixed-income debt security is subsequently downgraded below these ratings, the Adviser will consider this event in its determination of whether the Fund should continue to hold the security. Securities rated lower than BBB or Baa and unrated securities of comparable credit quality are high risk securities generally referred to as "junk bonds." See "LOWER RATED SECURITIES." See Appendix A to the Statement of Additional Information for a description of the characteristics of obligations in the various rating categories.

-------------------------------------------------------------------------------
                 THE FUND INVESTS PRIMARILY IN HIGH GRADE
                 SECURITIES.
-------------------------------------------------------------------------------

"LOWER RATED SECURITIES." See Appendix A to the Statement of Additional Information for a description of the characteristics of obligations in the various rating categories.

        Global Bond Fund may invest in fixed-income debt securities denominated in any currency or a multi-national currency unit. The European Currency Unit ("ECU") is a composite currency consisting of specified amounts of each of the currencies of the ten member countries of the European Economic Community. The Fund may also invest in fixed-income debt securities denominated in the currency of one country although issued by a governmental entity, corporation or financial institution of another country. For example, the Fund may invest in a Japanese yen-denominated fixed-income debt security issued by a United States corporation. This type of investment involves credit risks associated with the issuer of the obligation and currency risks associated with the currency in which the obligation is denominated.

Global Bond Fund will maintain a flexible investment policy, and its portfolio assets may be shifted among fixed-income debt securities denominated in various foreign currencies that the Adviser expects to provide relatively high rates of income or potential capital appreciation in U.S. Dollars. As with all debt securities, the prices of the Fund's portfolio securities will generally increase when interest rates decline and decrease when interest rates rise. Similarly, if the foreign currency in which a portfolio security is denominated appreciates against the U.S. Dollar, the total investment return from the security would be enhanced. Conversely, if the foreign currency in which a portfolio security is denominated depreciates against the U.S. Dollar, total investment return from that security would be adversely affected.

In selecting fixed-income debt securities for Global Bond Fund's portfolio, the Adviser ordinarily considers such factors as the strengths and weaknesses of the currency in which the securities are denominated; expected levels of inflation and interest rates; government policies influencing business conditions; the financial condition of the issuer; and other pertinent financial, tax, social, political and national factors. The Fund's investments in securities of foreign issuers involves risks not associated with U.S. securities. In addition, the Fund may invest in foreign countries with limited or developing capital markets, including emerging markets. Investments in these countries involve additional risks. See "SECURITIES OF FOREIGN ISSUERS."

The average maturity of the Fund's portfolio securities may vary based upon the Adviser's assessment of economic and market conditions.

-------------------------------------------------------------------------------
                 THE FUND'S AVERAGE PORTFOLIO MATURITY MAY
                 VARY.
-------------------------------------------------------------------------------

When the Adviser determines that adverse market conditions are present, the Fund may establish and maintain cash reserves for temporary defensive purposes, without limitation. The Fund's cash reserves may be invested in domestic as well as foreign money market instruments, including but not limited to governmental obligations, certificates of deposit, bankers' acceptances, commercial paper, short-term corporate debt securities and repurchase agreements.

-------------------------------------------------------------------------------
                 FOR TEMPORARY DEFENSIVE PURPOSES, THE FUND MAY
                 INVEST IN A VARIETY OF DOMESTIC AND FOREIGN
                 MONEY MARKET INSTRUMENTS.
-------------------------------------------------------------------------------

Global Bond Fund's portfolio turnover rate may vary widely from year to year and may be higher than that of many other mutual funds with a total return objective. A high rate of portfolio turnover involves correspondingly higher expenses than a lower rate, and these expenses must be borne by the Fund. See "SHORT TERM TRADING AND PORTFOLIO TURNOVER."

The Fund may deal in options listed for trading on national securities or foreign exchanges or traded over-the-counter. The Fund may invest up to 10% of its total assets, taken at market value at the time of investment, in call and put options on domestic and foreign securities and foreign currencies. In addition, it may write (sell) covered call options and put options to the extent that the cover for these options does not exceed 25% of the Fund's total assets. The Fund may also invest in interest rate futures contracts (including futures contracts on foreign debt securities) and foreign currency futures contracts to hedge against the effects of fluctuations in interest rates, currency exchange rates and other market conditions. The Fund may purchase and write (sell) options on interest rate futures contracts and foreign currency futures contracts that are traded on a U.S. exchange or board of trade. See "OPTIONS AND FUTURES TRANSACTIONS."

-------------------------------------------------------------------------------
                 THE FUND MAY EMPLOY CERTAIN INVESTMENT
                 STRATEGIES AND TECHNIQUES TO HELP ACHIEVE ITS
                 INVESTMENT OBJECTIVE.
-------------------------------------------------------------------------------

As a means of hedging its exposure to interest rate and currency fluctuations, the Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements, such as caps, collars and floors. See "SWAP AGREEMENTS."

The Fund may enter into forward foreign currency exchange contracts to attempt to hedge against changes in foreign currency exchange rates. See "FOREIGN CURRENCY TRANSACTIONS."

The Fund may also lend its portfolio securities, enter into repurchase agreements, purchase securities on a forward commitment or when-issued basis, purchase restricted or illiquid securities, and purchase foreign securities in the form of American Depositary Receipts, European Depositary Receipts and similar instruments.

See "RISK FACTORS, INVESTMENTS AND TECHNIQUES" for more information about the Fund's investments.

JOHN HANCOCK MULTI-SECTOR GROWTH FUND
The investment objective of John Hancock Multi-Sector Growth Fund ("Multi-Sector Growth Fund") is long-term capital appreciation. The Fund seeks to achieve its objective by emphasizing investments in equity securities of issuers in various economic sectors.

-------------------------------------------------------------------------------
                 THE INVESTMENT OBJECTIVE OF THE JOHN HANCOCK
                 MULTI-SECTOR GROWTH FUND IS LONG-TERM CAPITAL
                 APPRECIATION.
-------------------------------------------------------------------------------

The equity securities in which the Fund invests consist primarily of common stocks of U.S. and foreign issuers but may also include preferred stocks, convertible debt securities and warrants. The Fund seeks to achieve its investment objective by varying the relative weighting of its portfolio securities among various economic sectors based upon both macroeconomic factors and the outlook for each particular sector. The Adviser selects equity securities for the Fund from various economic sectors, including, but not limited to, the following: automotive and housing, consumer goods and services, defense and aerospace, energy, financial services, health care, heavy industry, leisure and entertainment, machinery and equipment, precious metals, retailing, technology, transportation, utilities, foreign and environmental. The Fund may modify these sectors if the Adviser believes that they no longer represent appropriate investments for the Fund, or if other sectors offer better opportunities for investment. SEE APPENDIX B TO THE STATEMENT OF ADDITIONAL INFORMATION FOR A FURTHER DESCRIPTION OF THE SECTORS IN WHICH THE FUND INVESTS.

-------------------------------------------------------------------------------
                 THE FUND EMPHASIZES ISSUERS IN CERTAIN
                 ECONOMIC SECTORS BELIEVED TO PRESENT "SECTOR
                 OPPORTUNITIES."
-------------------------------------------------------------------------------

The Adviser will adjust the Fund's relative weighting among the sectors in response to changes in economic and market conditions. The Fund may focus on as many as five of the foregoing economic sectors at any time. Under normal market conditions, at least 90% of the Fund's investment in equity securities consists of the equity securities of issuers in five or fewer of the sectors. Subject to the Fund's policy of investing not more than 25% of its total assets in any one industry, issuers in any one sector may represent all of the Fund's net assets. Due to the Fund's emphasis on a few sectors, the Fund may be subject to a greater degree of volatility than a fund that is structured in a more diversified manner. However, the Fund retains the flexibility to invest its assets in a broader group of sectors if a narrower range of investments is not desirable. This flexibility may offer greater diversification than a fund that is limited to investing in a single sector or industry. The Fund may not hold securities of issuers in all of the sectors at any given time.

In selecting securities for the Fund's portfolio, the Adviser will determine the allocation of assets among equity securities, fixed-income securities and cash, the sectors that will be emphasized at any given time, the distribution of securities among the various sectors, the specific industries within each sector and the specific securities within each industry. In making the sector analysis, the Adviser considers the general economic environment, the outlook for real economic growth in the United States and abroad, trends and developments within specific sectors and the outlook for interest rates and the securities markets. A sector is considered a "sector opportunity" when, in the opinion of the Adviser, the issuers in that sector have a high earnings potential. In selecting particular issuers, the Adviser considers price/earnings ratios, ratios of market to book value, earnings growth, product innovation, market share, management quality and capitalization.

The Fund's investments may include securities of both large, widely traded companies and smaller, less well-known issuers. The Fund seeks growth companies that either occupy a dominant position in an emerging or established industry or have a significant and growing market share in a large, fragmented industry. The Fund seeks to invest in those companies with potential for high growth, stable earnings, ability to self-finance, a position of industry leadership, and strong visionary management. Higher risks are often associated with invest-ments in companies with smaller market capitalizations. See "SMALLER

CAPITALIZATION COMPANIES."

The Fund may also invest in the following types of fixed-income securities: U.S. Government securities and convertible and non-convertible corporate preferred stocks and debt securities of U.S. and foreign issuers. See "SECURITIES OF FOREIGN ISSUERS." The market value of fixed-income securities varies inversely with changes in the prevailing levels of interest rates. The market value of convertible securities, while influenced by the prevailing level of interest rates, is also affected by the changing value of the equity into which they are convertible. The Fund may purchase fixed-income debt securities with stated maturities of up to thirty years. The Fund's investments in fixed-income securities may include mortgage-backed securities.

-------------------------------------------------------------------------------
                 THE FUND MAY ALSO INVEST IN FIXED-INCOME
                 SECURITIES IN PURSUING ITS INVESTMENT
                 OBJECTIVE OR FOR TEMPORARY DEFENSIVE PURPOSES.
-------------------------------------------------------------------------------

The corporate fixed-income securities in which the Fund may invest will be rated, at the time of investment, at least BBB by S&P or Baa by Moody's or their respective equivalent ratings or, if unrated, determined to be of comparable credit quality by the Adviser. Securities in the lowest investment grade (BBB or Baa) involve certain risks. See "INVESTMENT GRADE SECURITIES." If the rating of a debt security is reduced below Baa or BBB, the Adviser will consider whatever action is appropriate consistent with the Fund's investment objectives and policies. See Appendix A to the Statement of Additional Information for a description of the characteristics of obligations in the various rating categories.

The Fund has registered as a "non-diversified" fund so that it may invest more than 5% of its total assets in the securities of any one issuer. This may make the Fund susceptible to certain risks. See "NON-DIVERSIFIED STATUS."

-------------------------------------------------------------------------------
                 THE FUND IS "NON-DIVERSIFIED."
-------------------------------------------------------------------------------

In connection with its investments in foreign securities, the Fund may hold a portion of its assets in foreign currency and enter into forward foreign currency exchange contracts to hedge against changes in foreign currency exchange rates. See "FOREIGN CURRENCY TRANSACTIONS."

-------------------------------------------------------------------------------
                 THE FUND MAY EMPLOY CERTAIN INVESTMENT
                 STRATEGIES AND TECHNIQUES TO HELP ACHIEVE ITS
                 INVESTMENT OBJECTIVE.
-------------------------------------------------------------------------------

The Fund may write listed and over-the-counter covered call and put options on securities in which it may invest and on indices composed of securities in which it may invest. The Fund may also purchase put and call options on these securities and indices. The Fund may also buy and sell stock index and other financial futures contracts, and options on futures contracts, to hedge against changes in securities prices, interest rates and currency exchange rates or for speculative purposes. The futures contracts may be based upon various securities, securities indices, foreign currencies and other financial instruments and indices. See "OPTIONS AND FUTURES TRANSACTIONS."

The Fund may engage in short sales "against the box," as well as short sales for hedging purposes and to profit from an anticipated decline in a security's value. Short sales other than "against the box" involve special risks. See "SHORT SALES."

The Fund may also lend its portfolio securities, enter into repurchase agreements, purchase securities on a forward commitment or when-issued basis, engage in short-term trading, purchase restricted and illiquid securities and invest in foreign issuers in the form of American Depositary Receipts.

See "RISK FACTORS, INVESTMENTS AND TECHNIQUES" for more information about the Fund's investments.

JOHN HANCOCK FUNDAMENTAL VALUE FUND
The investment objective of John Hancock Fundamental Value Fund ("Fundamental Value Fund") is capital appreciation with income as a secondary consideration. The Fund seeks to achieve its objective by investing primarily in equity securities that are undervalued relative to alternative equity investments. The equity securities in which the Fund invests consist of common stocks, preferred stocks, convertible debt securities and warrants of U.S. and foreign issuers.

-------------------------------------------------------------------------------
                 THE INVESTMENT OBJECTIVE OF
                 JOHN HANCOCK FUNDAMENTAL
                 VALUE FUND IS CAPITAL
                 APPRECIATION WITH INCOME AS A
                 SECONDARY OBJECTIVE.
-------------------------------------------------------------------------------

In selecting equity securities for the Fund, the Adviser and the Fund's subadviser, NM Capital Management, Inc. ("NM Capital"), emphasize issuers whose equity securities trade at market-to-book value ratios lower than comparable issuers or the Standard & Poor's Composite Index. The Fund's portfolio will also include securities that the Adviser and NM Capital consider to have the potential for capital appreciation, due to potential recognition of earnings power or asset value which is not fully reflected in the securities' current market value. The Adviser and NM Capital attempt to identify investments which possess characteristics, such as high relative value, intrinsic value, going concern value, net asset value and replacement book value, which are believed to limit sustained downside price risk, generally referred to as the "margin of safety" concept. The Adviser and NM Capital also consider an issuer's financial strength, competitive position, projected future earnings and dividends and other investment criteria. These securities are collectively referred to as "fundamental value" securities.

-------------------------------------------------------------------------------
                 FUNDAMENTAL VALUE FUND EMPHASIZES "FUNDAMENTAL
                 VALUE" SECURITIES, WHICH ARE EQUITY SECURITIES
                 THAT ARE UNDERVALUED RELATIVE TO ALTERNATIVE
                 EQUITY INVESTMENTS.
-------------------------------------------------------------------------------

The Fund's investment policy reflects the Adviser's and NM Capital's belief that while the securities markets tend to be efficient, sufficiently persistent price anomalies exist which the strategically disciplined active equity manager can exploit in seeking to achieve an above-average rate of return. Based on this premise, the Adviser and NM Capital have adopted a strategy of investing in low market to book value, out of favor, stocks.

The Fund's investments may include securities of both large, widely traded companies and smaller, less well known issuers. Higher risks are often associated with investments in companies with smaller market capitalizations. See "SMALLER CAPITALIZATION COMPANIES."

-------------------------------------------------------------------------------
                 FUNDAMENTAL VALUE FUND MAY INVEST IN THE
                 SECURITIES OF SMALLER, LESS WELL-KNOWN
                 ISSUERS, WHICH MAY INVOLVE CERTAIN RISKS.
-------------------------------------------------------------------------------

The Fund's investments in fixed-income securities may include U.S. Government securities and convertible and non-convertible corporate preferred stocks and debt securities of U.S. and foreign issuers. Under normal market conditions, the Fund's investments in fixed-income securities are not expected to exceed 10% of the Fund's net assets. The market value of fixed-income securities varies inversely with changes in the prevailing levels of interest rates. The market value of convertible securities, while influenced by the prevailing level of interest rates, is also affected by the changing value of the equity securities into which they are convertible. The Fund may purchase fixed-income debt securities with stated maturities of up to thirty years.

-------------------------------------------------------------------------------
                 FUNDAMENTAL VALUE FUND MAY ALSO INVEST IN
                 FIXED-INCOME SECURITIES IN PURSUING ITS
                 INVESTMENT OBJECTIVE OR FOR TEMPORARY
                 DEFENSIVE PURPOSES.
-------------------------------------------------------------------------------

The corporate fixed-income securities in which the Fund may invest, including convertible debt securities and preferred stock, will be rated, at the time of investment, at least BBB by S&P or Baa by Moody's or their respective equivalent ratings or, if unrated, determined to be of comparable credit quality by the Adviser or NM Capital. Debt securities rated BBB or Baa or their equivalent are subject to certain risks. See "INVESTMENT GRADE SECURITIES." If the rating of a debt security is reduced below BBB or Baa, the Adviser or NM Capital will sell it when it is appropriate consistent with the Fund's investment objective and policies. See Appendix A to the Statement of Additional Information for a description of the characteristics of obligations in the various rating categories.

The Fund may invest up to 50% of its assets in securities of foreign issuers, including American Depositary Receipts. These investments involve special risks. See "SECURITIES OF FOREIGN ISSUERS."

When the Adviser or NM Capital believes unfavorable investment conditions exist requiring the Fund to assume a temporary defensive investment posture, the Fund may hold cash or invest all or a portion of its assets in short-term instruments which are rated A-1 by S&P or P-1 by Moody's.

In connection with its investments in foreign securities, the Fund may hold a portion of its assets in foreign currencies and may enter into forward foreign currency exchange contracts to protect against changes in foreign currency exchange rates. See "FOREIGN CURRENCY TRANSACTIONS."

-------------------------------------------------------------------------------
                 THE FUND MAY EMPLOY CERTAIN INVESTMENT
                 STRATEGIES AND TECHNIQUES TO HELP ACHIEVE ITS
                 INVESTMENT OBJECTIVE.
-------------------------------------------------------------------------------

The Fund may write listed and over-the-counter covered call and put options on up to 100% of its net assets on securities in which it may invest and on indices composed of securities in which it may invest. The Fund may also purchase put and call options on such securities and indices. The Fund may also buy and sell stock index and other financial futures contracts and options on such futures contracts to hedge against changes in securities prices, interest rates and currency exchange rates or for speculative purposes. These contracts may be based on various securities indices and currencies. See "OPTIONS AND FUTURES TRANSACTIONS."

The Fund may also lend its portfolio securities, enter into repurchase agreements, purchase securities on a forward commitment or when-issued basis and purchase restricted and illiquid securities.

See "RISK FACTORS, INVESTMENTS AND TECHNIQUES" for more information about the Fund's investments.

JOHN HANCOCK INTERNATIONAL EQUITY FUND

The investment objective of John Hancock International Equity Fund ("International Equity Fund") is long-term growth of capital. The Fund seeks to achieve its investment objective by investing primarily in foreign equity securities.

Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of issuers located outside the United States in various countries around the world. Generally, the Fund's portfolio will contain securities of issuers from at least three countries other than the United States. Although the Fund may invest in both equity and debt securities, the Adviser and the Fund's Subadviser, John Hancock Advisers International Ltd. ("JHAI"), expect that equity securities, such as common stock, preferred stock and securities convertible into common and preferred stock, will ordinarily offer the greatest potential for long-term growth of capital and will constitute substantially all the Fund's assets. However, the Fund may invest in any other types of securities that the Adviser or JHAI believe offer long-term capital appreciation due to favorable credit quality, interest rates or currency exchange rates. These securities include warrants, bonds, notes and other debt securities (including Euro-dollar securities) or obligations of domestic or foreign governments and their political subdivisions, or domestic or foreign corporations.

-------------------------------------------------------------------------------
                 THE INVESTMENT OBJECTIVE OF JOHN HANCOCK
                 INTERNATIONAL EQUITY FUND IS LONG-TERM GROWTH
                 OF CAPITAL.
-------------------------------------------------------------------------------

The Fund maintains a flexible investment policy and invests in a diversified portfolio of securities of companies and governments located throughout the world. In making the allocation of assets among various countries and geographic regions, the Adviser and JHAI ordinarily consider such factors as prospects for relative economic growth between foreign countries; expected levels of inflation and interest rates; governmental policies influencing business conditions; and other pertinent financial, tax, social, political and national factors -- all in relation to the prevailing prices of the securities in each country or region.

-------------------------------------------------------------------------------
                 THE INTERNATIONAL ALLOCATION
                 OF ASSETS IS NOT FIXED, AND WILL
                 VARY FROM TIME TO TIME BASED
                 ON THE JUDGMENT OF THE ADVISER
                 AND JHAI.
-------------------------------------------------------------------------------

In choosing specific investments for the Fund, the Adviser and JHAI generally look for companies whose earnings show a strong growth trend or for companies whose current market value per share is undervalued. The Fund will not restrict its investments to any particular size company and, consequently, the portfolio may include the securities of small and relatively less well-known companies. The securities of small and, in some cases, medium-sized companies may be subject to more volatile market movements than the securities of larger, more established companies or the stock market averages in general. See "SMALLER CAPITALIZATION COMPANIES."

The Fund intends generally to invest in debt securities only for temporary defensive purposes. Accordingly, when the Adviser or JHAI believes that unfavorable investment conditions exist requiring the Fund to assume a temporary defensive investment posture, the Fund may hold cash or invest all or a portion of its assets in short-term domestic as well as foreign instruments, including: short-term U.S. Government securities (including mortgage-backed securities) and repurchase agreements in connection with such instruments; bank certificates of deposit, bankers' acceptances, time deposits and letters of credit; and commercial paper (including so called Section 4(2) paper rated at least A-1 or A-2 by S&P or P-1 or P-2 by Moody's or if unrated considered by the Adviser or JHAI to be of comparable credit quality). The Fund's temporary defensive investments may also include: debt obligations of U.S. companies rated at least BBB or Baa by S&P or Moody's, respectively, or, if unrated, of comparable quality in the opinion of the Adviser or JHAI; commercial paper and corporate debt obligations not satisfying the above credit standards if they are (a) subject to demand features or puts or (b) guaranteed as to principal and interest by a domestic or foreign bank having total assets in excess of $1 billion, by a corporation whose commercial paper may be purchased by the Fund, or by a foreign government having an existing debt security rated at least BBB or Baa by S&P or Moody's, respectively; and other short-term investments which are determined by the Trustees of the Trust to present minimal credit risks and which are of "high quality" as determined by any major rating service or, in the case of an instrument that is not rated, of comparable quality as determined by the Adviser and JHAI. Securities which are convertible may be rated as low as BBB or Baa by S&P or Moody's, respectively. Debt securities and convertible securities rated BBB or Baa are subject to certain risks. See "INVESTMENT GRADE SECURITIES." If the rating of a debt security or a convertible security is reduced below BBB or Baa, the Adviser and JHAI will consider whatever action is appropriate consistent with the Fund's investment objectives and policies. See Appendix A to the Statement of Additional Information for a description of the characteristics of obligations in the various rating categories.

The Fund will invest in securities of foreign and United States issuers which are issued in or outside of the U.S., including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities convertible into securities of corporations in which the Fund is permitted to invest. See "DEPOSITARY RECEIPTS."

Although the Fund's investments in foreign securities generally are subject to special risks, these risks may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets. These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. See "SECURITIES OF FOREIGN ISSUERS."

-------------------------------------------------------------------------------
                 THE FUND'S INVESTMENTS IN SECURITIES OF
                 FOREIGN ISSUERS
                 MAY INCLUDE INVESTMENTS IN
                 EMERGING MARKETS.
-------------------------------------------------------------------------------

The Fund will not speculate in foreign currencies, but may enter into forward foreign currency contracts to seek to hedge against changes in currency exchange rates. See "FOREIGN CURRENCY TRANSACTIONS."

The Fund may deal in options listed for trading on national securities or foreign exchanges or those traded over the counter. The Fund may write listed and over the counter covered call and put options on securities in which it may invest and on indices composed of securities in which it may invest. The Fund may also purchase put and call options on these securities and indices. The Fund may engage in transactions in futures contracts and options on futures contracts for hedging and speculative purposes. All of the Fund's futures contracts and options on futures contracts will be traded on a U.S. commodity exchange or board of trade. See "OPTIONS AND FUTURES TRANSACTIONS."

-------------------------------------------------------------------------------
                 THE FUND MAY EMPLOY CERTAIN INVESTMENT
                 STRATEGIES AND TECHNIQUES TO HELP ACHIEVE ITS
                 INVESTMENT OBJECTIVE.
-------------------------------------------------------------------------------

The Fund may engage in short sales "against the box," as well as short sales for hedging purposes and to profit from an anticipated decline in a security's value. Short sales other than "against the box" involve special risks. See "SHORT SALES."

The Fund may also lend its portfolio securities, enter into repurchase agreements, purchase securities on a forward commitment or when-issued basis, purchase restricted and illiquid securities and engage in short-term trading.

See "RISK FACTORS, INVESTMENTS AND TECHNIQUES" for more information on the Fund's investments.
                            ------------------------
Each Fund has adopted certain investment restrictions which are enumerated in detail in the Statement of Additional Information where they are classified as fundamental or nonfundamental. Those restrictions designated as fundamental may not be changed without shareholder approval. Each Fund's investment objective, investment policies and nonfundamental restrictions, however, may be changed by a vote of the Trustees without shareholder approval. If there is a change in a Fund's investment objective, you should consider whether the Fund remains an appropriate investment in light of your current financial position and needs.

-------------------------------------------------------------------------------
                 EACH FUND HAS ADOPTED INVESTMENT RESTRICTIONS
                 WHICH ARE ENUMERATED IN DETAIL IN THE
                 STATEMENT OF ADDITIONAL INFORMATION. SOME OF
                 THESE RESTRICTIONS MAY HELP TO REDUCE
                 INVESTMENT RISK.
-------------------------------------------------------------------------------

The primary consideration in choosing brokerage firms to carry out the Funds' transactions is execution at the most favorable prices, taking into account the broker's professional ability and quality of service. Consideration may also be given to the broker's sales of shares of the Funds. Pursuant to procedures determined by the Trustees, the Adviser may place securities transactions with brokers affiliated with the Adviser and/or a subadviser. These brokers include Tucker, Anthony Incorporated, Sutro and Company, Inc., and John Hancock Distributors, Inc., which are indirectly owned by the Life Company, which in turn indirectly owns the Adviser. Fixed-income securities are generally purchased and sold in transactions directly with dealers acting as principal and involve a "spread" rather than a commission. Commission rates on

-------------------------------------------------------------------------------
                 BROKERS ARE CHOSEN FOR FUND TRANSACTIONS ON
                 THE BASIS OF BEST PRICE AND EXECUTION.
-------------------------------------------------------------------------------

WHO MAY BUY SHARES
INVESTORS ARE LIMITED TO THE QUALIFIED RETIREMENT PLANS ("PLANS") AND INSTITUTIONS DEFINED BELOW. THERE IS NO SALES CHARGE. John Hancock Funds, Inc. ("JH Funds") may make payment out of its own resources to a Selling Broker who sells shares of a Fund in an amount not to exceed 0.15% of the amount invested.

PLANS are defined as follows: (a) unaffiliated benefit plans and (b) tax-exempt retirement plans of the Adviser and its affiliates, including the retirements plans of the Adviser's affiliated brokers. A PARTICIPANT is an individual employee participating in a Plan.

INSTITUTIONS are defined as follows: (a) certain trusts, endowment funds and foundations; (b) banks and insurance companies purchasing for their own account;
(c) investment companies not affiliated with the Adviser; (d) any entity taxed as a corporation for purposes of federal taxation; and (e) any state, county, city or any instrumentality, department, authority or agency thereof.

INVESTORS' GUIDE TO SERVICES

HOW TO BUY SHARES
Each Plan or Institution must make a minimum initial investment in a Fund of at least $250,000 unless you invest or have invested at least $1 million in the aggregate in any of the series of the Trust. There is no minimum initial investment applicable to employee benefit or retirement plans having 350 or more eligible employees.

The Trust includes the Funds as well as the following additional funds: John Hancock Independence Diversified Core Equity Fund II, John Hancock Independence Growth Fund, John Hancock Independence Value Fund, John Hancock Independence Medium Capitalization Fund and John Hancock Independence Balanced Fund (the "Independence Funds"). Shares of the Independence Funds are offered by means of a separate prospectus available by calling 1-800-755-4371. Please read the Independence Funds' prospectus before investing.

OPENING AN ACCOUNT

PARTICIPANTS
--------------------------------------------------------------------------------

    Through your Sponsor according to your Plan.
         ---------------------------------------------------------------------------------------------

PLANS AND INSTITUTIONS
--------------------------------------------------------------------------------

    BY CHECK      1.   Make check payable to John Hancock Investor Services Corporation
                       ("Investor Services").
                  2.   Mail the completed account information package directly to Investor
                       Services at:
                       John Hancock Investor Services Corporation
                       P.O. Box 9277
                       Boston, MA 02205-9277
         ---------------------------------------------------------------------------------------------
    BY WIRE       1.   Obtain an account number by calling 1-800-755-4371.
                  2.   Instruct your bank to wire funds to:
                       First Signature Bank & Trust
                       John Hancock Deposit Account No. 900022260
                       ABA Routing No. 211475000
                       For credit to: [Full Name of Fund]
                       Your Account Number
                       Name(s) under which account is registered
                  Please note that wires sent in this manner must be for mutual fund investments only.
                  3.   In the case of multiple series purchases made by one wire, include clear instructions as to the specific allocation of the monies.
                  4.   Mail the completed account information package directly to Investor
                       Services at P.O. Box 9277, Boston, MA 02205-9277.
                  5.   Plan Sponsors may make arrangements for Automatic Clearing House ("ACH")
                       transactions and other types of wire transfers by contacting Investor
                       Services at
                       1-800-755-4371.
         ---------------------------------------------------------------------------------------------

Investor Services will open an account when it receives an investment in 'good order.' 'Good order' is defined as receipt of a completed account information package and the initial investment amount, if applicable.
OTHER REQUIREMENTS. All purchases must be made in U.S. dollars. Checks written on foreign banks will delay purchases until U.S. funds are received and a collection charge may be imposed. Wire purchases normally take two or more hours to complete and, to be accepted the same day, must be received by 4:00 p.m., New York time. Your bank may charge a fee to wire funds. Telephone transactions are recorded to verify information. Share certificates are not issued unless a request is made to Investor Services.

BUYING ADDITIONAL SHARES

PARTICIPANTS
--------------------------------------------------------------------------------

    Through your Sponsor according to your Plan.
         ---------------------------------------------------------------------------------------------

PLANS
--------------------------------------------------------------------------------

    BY CHECK      Please follow the procedures set forth above for opening an account by check.
    BY WIRE       Please follow the procedures set forth above for opening an account by wire.
         ---------------------------------------------------------------------------------------------

INSTITUTIONS
--------------------------------------------------------------------------------

    BY CHECK      Please follow the procedures set forth above for opening an account by check.
    BY WIRE       Please follow the procedures set forth above for opening an account by wire.
    BY TELEPHONE  1.   Complete the "Invest-By Phone" and "Bank Information" sections on the
                       Account Application designating a bank account from which funds may be drawn. Note that in order to invest by phone, your account must be in a bank or credit union that is a member of the ACH System.
                  2.   After your authorization form has been processed, you may purchase additional shares by calling Investor Services toll-free at 1-800-755-4371.
                  3.   Give the Investor Services representative the name(s) in which your account is registered, the Fund name and your account number, and the amount you wish to invest.
                  4.   Your investment normally will be credited to your account the business day following your phone request.
         ---------------------------------------------------------------------------------------------

REPORTS TO SHAREHOLDERS
Participants should direct all inquiries about the Funds to either the Plan Sponsor or Investor Services at 1-800-755-4371.

The Funds will issue an annual report containing audited financial statements and a semiannual report to shareholders (i.e., Plans or Institutions). A printed confirmation for each transaction affecting share balance or account registration will be provided to shareholders by Investor Services. Statements related to reinvestment of dividends will be furnished quarterly. A tax information statement will be mailed by January 31 of each year.

SHARE PRICE
SHARES OF EACH FUND ARE OFFERED AT THE NET ASSET VALUE ("NAV") OF THAT
FUND. The NAV is the value of one share and is calculated by dividing a Fund's net assets by the number of outstanding shares of that Fund.

Securities in a Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. If quotations are not available or if the values have been materially affected by events occurring after the closing of a foreign market, foreign securities are valued by a method that the Trustees believe accurately reflects fair value. The NAV is calculated once daily as of the close of regular trading on the New York Stock Exchange (generally at 4:00 p.m. New York time) on each day that the Exchange is open. On any day an international market is closed and the New York Stock Exchange is open, the foreign securities will be valued at the prior day's close with the current day's exchange rate.

Shares of the Fund are sold at the NAV computed after your investment is received in 'good order' by Investor Services. The Fund will normally issue shares for cash consideration only.

REDEEMING SHARES
The payment of redemption proceeds will be made by check or electronic credit to a shareholder's account at a financial institution, generally on the next business day. When you redeem your shares, you may realize a gain or loss. Under unusual circumstances a Fund may suspend redemptions or postpone payment as permitted by the Federal securities laws, which could be up to seven (7) days. A Fund may hold payment until reasonably satisfied that investments which were recently made by check have been collected, which may take up to 10 calendar days.

PARTICIPANTS
---------------------------------------------------------------------------------------------

    Through your Sponsor according to your Plan
---------------------------------------------------------------------------------------------

PLANS

---------------------------------------------------------------------------------------------
    IN WRITING         Send a letter of instruction specifying the name of the Fund, the dollar amount or the number of shares to be redeemed, your name, your account number and the additional requirements listed below that apply to your particular account.

    CORPORATION OR     Letter of instruction and a corporate resolution, signed by person(s)
    ASSOCIATION        authorized to act on the account, with the signature(s) guaranteed.

    TRUST              Letter of instruction signed by the Trustee(s) with a signature(s)
                       guaranteed. (If the Trustee's name is not registered on your account, also provide a copy of the Trust document, certified within the last 60 days.)
                       IF YOU DO NOT FALL INTO EITHER OF THESE REGISTRATION CATEGORIES PLEASE CALL
                       1-800-755-4371 FOR FURTHER INSTRUCTIONS.
                       If you have share certificates you must submit them with your letter of instruction.

    BY WIRE            Redemption proceeds of $1,000 or more can be wired on the next business day to your designated bank account and a small fee may be deducted. You may also use electronic funds transfer to your assigned bank account and the funds are usually collectable after 2 business days. Your bank may or may not charge a fee for this service. Redemptions of less than $1,000 will be sent by check or electronic funds transfer.
                       Wire redemption is not available for Fund shares in certificate form.
---------------------------------------------------------------------------------------------

INSTITUTIONS

---------------------------------------------------------------------------------------------
    IN WRITING         Please follow the instructions as set forth for Plans on how to redeem in writing.

    BY WIRE            Please follow the instructions as set forth for Plans on how to redeem by wire.

    BY TELEPHONE       As an Institution you are automatically eligible for the telephone redemption privilege. Call
                       1-800-755-4371, from 8:00 a.m. to 4:00 p.m. (New York time), Monday through
                       Friday, excluding days on which the Exchange is closed. Investor Services employs the following procedures to confirm that instructions received by telephone are genuine. Your name, account number, taxpayer identification number applicable to the account and other relevant information may be requested. In addition, telephone instructions are recorded.
                       You may redeem up to $100,000 by telephone, but the address on the account must not have changed for the last 30 days. A check will be mailed to the exact name(s) and address on the account.
                       If reasonable procedures, such as those described above, are not followed, the Funds may be liable for any loss due to unauthorized or fraudulent instructions. In all other cases, neither the Funds nor Investor Services will be liable for any loss or expense for acting upon telephone instructions made in accordance with the procedures mentioned above.
                       Telephone redemption is not available for Fund shares in certificate form.
                       During periods of extreme economic conditions or market changes, telephone requests may be difficult to implement due to a large volume of calls.
                       During such times you should consider placing redemption requests in writing or using EASI-line. EASI-line is a telephone number which is listed on account statements.

------------------------------------------------------------------------------------------------


WHO MAY GUARANTEE YOUR SIGNATURE. A signature guarantee is a widely accepted way to protect you and the Funds by verifying the signature on your request. It may not be provided by a notary public. If the net asset value of the shares redeemed is $100,000 or less or if this is a total redemption of a Plan's assets, Investor Services may guarantee the signature. The following institutions may provide you with a signature guarantee, provided that the institution meets credit standards established by Investor Services: (i) a bank;
(ii) a securities broker or dealer, including a government or municipal securities broker or dealer, that is a member of a clearing corporation or meets certain net capital requirements; (iii) a credit union having authority to issue signature guarantees; (iv) a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association; or (v) a national securities exchange, a registered securities exchange or clearing agency.

EXCHANGE PRIVILEGE
There is no sales charge for exchanges within the Trust. An exchange is a redemption of shares in one Fund and the purchase of shares in another Fund within the Trust. Read the Prospectus of the Fund into which you want to exchange.
When you make an exchange, your account registration must be identical in both the existing and new account. The exchange privilege is available only in states where the exchange can be made legally.
PARTICIPANTS
--------------------------------------------------------------------------------

    Should your investment objective change or if you wish to achieve further diversification, you must contact your Plan Sponsor to determine Plan requirements for exchanging shares among the
    Funds of the Trust or other investment options available under your Plan.
         ---------------------------------------------------------------------------------------------

PLANS
--------------------------------------------------------------------------------

    IN WRITING    1.   In a letter request and exchange and list the following:
                       -- the name of the Fund to be exchanged out of
                       -- the account number
                       -- name(s) in which the account is registered
                       -- name of the Fund in which to invest the exchanged shares
                       -- the number of shares or the dollar amount wished to be exchanged.
                  Sign the request exactly as the account is registered.
                  2.   Mail the request and information to:
                       John Hancock Investor Services Corporation
                       Attn:  Institutional Services
                       P.O. Box 9277
                       Boston, MA 02205-9277
         ---------------------------------------------------------------------------------------------

INSTITUTIONS
--------------------------------------------------------------------------------

    IN WRITING    Please follow the instructions as set forth for Plans on how to exchange shares in writing.
    BY TELEPHONE  1.   Exchange by telephone is automatically authorized unless the box indicating that the telephone exchange privilege is not desired is marked.
                  2.   Call 1-800-755-4371. Have the account number of the Fund to be exchanged out of
                       and the exact name in which it is registered available to give to the telephone
                       representative.
         ---------------------------------------------------------------------------------------------

Each Fund reserves the right to require Institutions to keep previously exchanged shares (and reinvested dividends) in the Fund for 90 days before they are permitted a new exchange. Participants may exchange shares according to Plan provisions. The Fund may also terminate or alter the terms of the exchange privilege upon 60 days' notice to shareholders.
SPECIAL INVESTMENT PRIVILEGE FOR FORMER PLAN PARTICIPANTS. A former Participant in a Plan may invest the redemption proceeds of Fund shares beneficially owned by the Participant without a sales charge in other John Hancock funds. Participants may only invest in the Funds through a Plan. If a Participant elects or is required to withdraw from a Plan, the shares cannot be transferred into an account in the name of the Participant. In this circumstance, the Participant may, subject to any other rights or restrictions under the Plan, cause the Plan Sponsor to redeem shares of the Funds. The proceeds of such redemption may be either distributed to the Participant or rolled over into an Individual Retirement Account or other retirement plan.
In either case, such proceeds may be invested at NAV without the imposition of a sales charge in shares of any other fund (other than those of the Trust) in the John Hancock family of funds. If the fund selected by the Participant has more than one class of shares, the privilege of purchasing shares at NAV will only apply to Class A shares. A Participant should obtain and carefully read the Prospectus of each John Hancock fund in which the Participant is considering an investment.
A Participant may obtain a Prospectus, establish an Individual Retirement Account and arrange the rollover of redemption proceeds by contacting Investor Services at
1-800-755-4371. Unlike a rollover, the distribution of redemption proceeds to a Participant may subject the Participant to tax withholding equal to 20% of the amount of the distribution.

ORGANIZATION AND MANAGEMENT OF THE FUNDS
Each Fund is organized as a separate portfolio of the Trust, which is an open-end investment management company organized as a Massachusetts business trust in 1994. The Trust has an unlimited number of authorized shares, and currently has twelve distinct funds. The Independence Funds are offered through a separate prospectus.

Each Fund currently has one class of shares with equal rights as to voting, redemption, dividends and liquidation within their respective Fund. The Trustees also have the authority, without further shareholder approval, to establish additional funds and to classify and reclassify the shares of the Funds, or any new fund of the Trust, into one or more classes. The Trust is not required to hold annual shareholder meetings, although special meetings may be called for such purposes as electing or removing Trustees, changing fundamental restrictions or approving a management contract.

-------------------------------------------------------------------------------
                 THE TRUSTEES ELECT OFFICERS AND RETAIN THE
                 INVESTMENT ADVISER AND THE SUBADVISERS, WHICH
                 ARE RESPONSIBLE FOR THE DAY-TO-
                 DAY OPERATIONS OF THE FUNDS, SUBJECT TO THE
                 TRUSTEES' POLICIES AND SUPERVISION.
-------------------------------------------------------------------------------

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Funds. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of a Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. Liability is, therefore, limited to circumstances in which a Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote. Liabilities attributable to one Fund are not charged against the assets of any other Fund.

The Adviser was organized in 1968 and is a wholly-owned indirect subsidiary of the Life Company, a financial services company. It provides the Funds, and other investment companies in the John Hancock group of funds, with investment research and portfolio management services.

-------------------------------------------------------------------------------
                 JOHN HANCOCK ADVISERS, INC. ADVISES INVESTMENT
                 COMPANIES HAVING TOTAL ASSETS OF OVER
                 $13 BILLION.
-------------------------------------------------------------------------------

JH Funds distributes shares of all of the John Hancock Mutual funds directly and through selected broker-dealers ("Selling Brokers"). Certain officers of the Trust are also officers of the Adviser, the subadvisers and JH Funds.

SAMCorp serves as subadviser to Dividend Performers Fund pursuant to a subadvisory agreement with that Fund and the Adviser. It was organized in 1992 and is an indirect wholly-owned subsidiary of the Life Company. It provides investment advice and advisory services to investment companies and private and institutional accounts totalling approximately $1.5 billion.

NM Capital serves as subadviser to Fundamental Value Fund pursuant to a subadvisory agreement with that Fund and the Adviser. It was organized in 1977 and is an indirect wholly-owned subsidiary of the Life Company. It provides investment advice and advisory services to investment companies and private and institutional accounts totalling approximately $875 million.

-------------------------------------------------------------------------------
                 TO ASSIST IN MANAGING THE INVESTMENTS OF
                 DIVIDEND PERFORMERS FUND, FUNDAMENTAL VALUE
                 FUND AND INTERNATIONAL EQUITY FUND, THE
                 ADVISER HAS ENGAGED SUBADVISERS.
-------------------------------------------------------------------------------

JHAI serves as subadviser to International Equity Fund pursuant to a subadvisory agreement with that Fund and the Adviser. Formed in 1987, JHAI is a wholly-owned subsidiary of the

Adviser. It provides international investment research and advisory services to investment companies and institutional clients representing over $182 million in assets.

The person or persons primarily responsible for the day-to-day management of each Fund are listed below:

SMALL CAPITALIZATION FUND
Michael P. DiCarlo, Edgar M. Larsen and Benjamin Hock are primarily responsible for the day-to-day management of Small Capitalization Fund. Mr. DiCarlo also manages Multi-Sector Growth Fund, John Hancock Special Equities Fund and John Hancock Special Opportunities Fund in addition to overseeing the Adviser's equity management operation. Mr. DiCarlo is an Executive Vice President of the Adviser and has been associated with the Adviser since 1984. Mr. Larsen also manages John Hancock Emerging Growth Fund. Mr. Larsen is a Senior Vice President and Mr. Hock is a Vice President of the Adviser. Each was associated with Transamerica Fund Management Company prior to its purchase by the Adviser in December 1994. Prior to August 1993 Mr. Hock was employed by Securities Management Research as a Senior Vice President and at Interfirst Investment Management.

DIVIDEND PERFORMERS FUND
John F. Snyder III is primarily responsible for the management of Dividend Performers Fund. He is assisted by a team of co-portfolio managers and analysts in the day-to-day management of the Fund. Mr. Snyder is Executive Vice President of SAMCorp and Senior Vice President of the Fund. He has been associated with the Adviser since 1991. Prior to 1991, Mr. Snyder was Vice President and portfolio manager for Sovereign Advisers, Inc. He is also co-portfolio manager of John Hancock Sovereign Achievers Fund, John Hancock Sovereign Investors Fund (which has investment objectives and policies substantially identical to those of Dividend Performers Fund), and John Hancock Sovereign Balanced Fund.

ACTIVE BOND FUND
James Ho is a Senior Vice President and the portfolio manager of Active Bond Fund. Mr. Ho is assisted in the day-to-day management of the Fund's investment portfolio by a co-manager and a team of credit analysts. Mr. Ho, an Executive Vice President of the Adviser, also directs all taxable fixed-income investment management and has been associated with the Adviser since 1985.

GLOBAL BOND FUND
Global Bond Fund is managed by the Adviser's global fixed-income team. All investment decisions are made by the portfolio management team, and no single person is primarily responsible for making recommendations to the team.

MULTI-SECTOR GROWTH FUND
Day-to-day management of Multi-Sector Growth Fund is carried out by Michael P. DiCarlo, supported by an investment team of sector and global specialists from the Adviser's equity group. See "SMALL CAPITALIZATION FUND" for information concerning Mr. DiCarlo's professional background. As indicated above, Mr. DiCarlo also manages John Hancock Special Opportunities Fund (which has investment objectives and policies substantially identical to those of Multi-Sector Growth Fund) and John Hancock Special Equities Fund.

FUNDAMENTAL VALUE FUND
The organization of NM Capital, the subadviser of Fundamental Value Fund, is such that all investment decisions for that Fund are made by a portfolio management team consisting of three people. Thomas S. Christopher has over twenty-five years of experience in investment management, including trust and investment counseling and has been with NM Capital since 1985. Charles H. Womack also has over twenty years of investment management experience and a background in investment counselling, portfolio analysis and institutional sales and has been with NM Capital since 1986. Angela J. Bristow serves as Senior Equity Analyst and Equity Strategist. She has been with NM Capital since 1991 and has over thirteen years of investment experience.

INTERNATIONAL EQUITY FUND
International Equity Fund is managed by the Adviser's and JHAI's international equities team. All investment decisions are made by the portfolio management team, and no single person is primarily responsible for making recommendations to the team.

In order to avoid any conflict with portfolio trades for the Fund, the Adviser, the subadvisers and the Fund have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. Some of these restrictions are: pre-clearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come first.

THE FUNDS' EXPENSES
Each Fund pays a monthly fee to the Adviser for managing the Fund's investment and business affairs, which is equal on an annual basis to a percentage of the Fund's average daily net assets. These fees are as follows:

               FUND                                            RATE
----------------------------------  ----------------------------------------------------------
Small Capitalization Fund           .80% of average daily net assets
Dividend Performers Fund            .60% of average daily net assets up to $500 million
                                    .55% of such assets in excess of $500 million
Active Bond Fund                    .50% of average daily net assets up to $1.5 billion
                                    .45% of such assets in excess of $1.5 billion
Global Bond Fund                    .75% of average daily net assets up to $250 million
                                    .70% of such assets in excess of $250 million
Multi-Sector Growth Fund            .80% of average daily net assets up to $500 million
                                    .75% of such assets in excess of $500 million
Fundamental Value Fund              .70% of average daily net assets up to $500 million
                                    .65% of such assets in excess of $500 million
International Equity Fund           .90% of average daily net assets up to $500 million
                                    .65% of such assets in excess of $500 million

The Adviser pays a portion of its advisory fee from Dividend Performers Fund and Fundamental Value Fund to SAMCorp and NM Capital, respectively, at the following rates: 20% of the advisory fee payable on the Fund's average daily net assets up to $100 million and 55% of the advisory fee payable on the Fund's assets exceeding $100 million.

The Adviser pays a portion of its fee from International Equity Fund to JHAI at the following rate: 70% of the advisory fee payable on the Fund's average daily net assets up to $500 million and 90% of the advisory fee payable on the Fund's assets exceeding $500 million.

The Funds are not responsible for payment of these subadvisory fees. The advisory fees paid by Global Bond Fund, Multi-Sector Growth Fund and International Equity Fund are greater than those paid by most funds. Due to the added complexity of managing funds with investment strategies similar to these Funds, advisory fees of similar funds tend to be higher than those paid by most funds.

Each Fund pays fees to the independent Trustees of the Trust, the expenses of the continuing registration and qualification of its shares for sale, the charges of custodians and transfer agents, and auditing and legal expenses. The Adviser may, from time to time, agree that all or a portion of its fee will not be imposed for specific periods or make other arrangements to limit the Funds' expenses to not more than a specified percentage of average net assets. The Adviser retains the right to reimpose the fee and recover any other payments to the extent annual expenses fall below the limit at the end of the fiscal year. The Adviser has voluntarily agreed to limit the Funds' expenses until further notice to the percentages of each Fund's average net assets specified under "EXPENSE INFORMATION."

-------------------------------------------------------------------------------
                 EACH FUND PAYS CERTAIN ADDITIONAL EXPENSES.
-------------------------------------------------------------------------------

DIVIDENDS AND TAXES
Dividends from net investment income are declared and paid as follows:

                                FUND                                    DECLARED            PAID
--------------------------------------------------------------------   ----------        ----------
Small Capitalization Fund...........................................   Annually          Annually
Dividend Performers Fund............................................   Quarterly         Quarterly
Active Bond Fund....................................................   Daily             Monthly
Global Bond Fund....................................................   Daily             Monthly
Multi-Sector Growth Fund............................................   Annually          Annually
Fundamental Value Fund..............................................   Quarterly         Quarterly
International Equity Fund...........................................   Annually          Annually

Capital gains distributions are generally declared annually. Dividends are reinvested in additional shares unless you elect the option to receive them entirely in cash. If you elect the cash option and the U.S. Postal Service cannot deliver your checks, your election will be converted to reinvestment in additional shares.

TAXATION. For institutional investors who are not exempt from Federal income taxes, dividends from a Fund's net investment income, certain net foreign currency gains, gains on certain foreign corporations, and net short-term capital gains are taxable to you as ordinary income. Dividends from a Fund's net long-term capital gains are taxable as long-term capital gains. These dividends from net investment income and capital gains are taxable whether they are reinvested or received in cash. Certain dividends may be paid by a Fund in January of a given year but may be taxable to shareholders as if received on December 31 of the prior year. Each Fund will send you a statement by January 31 showing the tax status of the distributions you received for the prior year. Plan participants should consult their plan sponsor for tax information.

Each Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Fund will not be subject to Federal income taxes on any net investment income and net realized capital gains that are distributed to its shareholders at least annually.

When you redeem (sell) or exchange shares, you may realize a gain or loss.

On the account application, you must certify that the social security or other taxpayer identification number you provide is correct and that you are not subject to back-up withholding of federal income tax, unless you are a corporation or other entity that is exempt from backup withholding. If you do not provide this information or are otherwise subject to such withholding, the applicable Fund may be required to withhold 31% of your dividends, redemptions and exchanges.

Funds investing in foreign securities may be subject to foreign withholding or other foreign taxes on certain of their foreign investments, which will reduce the yield on these investments. However, if more than 50% of a Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations (as may be the case with Global Bond Fund and International Equity Fund) and if the Fund so elects, shareholders will include in their gross incomes (in addition to the dividends they receive) their pro-rata shares of qualified foreign taxes paid by the Fund and may be entitled to claim a Federal income tax credit or deduction for such taxes, subject to certain conditions and limitations under the Code.

In addition to Federal taxes, you may be subject to state and local or foreign taxes with respect to your investment in and distributions from a Fund. In many states, a portion of the Fund's dividends that represent interest received by the Fund on direct U.S. Government obligations may be exempt from tax. The foregoing discussion relates to investors that are subject to tax. Different tax consequences will apply to plan participants, tax exempt investors and investors that are subject to tax deferral. You should consult your tax adviser for specific advice. Under the Code, a tax-exempt investor in the Funds will not generally recognize unrelated business taxable income from its investment in the Funds unless the tax-exempt investor incurred indebtedness to acquire or continue to hold Fund shares and such indebtedness remains unpaid.

PERFORMANCE
Total return is based on the overall change in value of a hypothetical investment in the Fund. A Fund's total return shows the overall dollar or percentage change in value, assuming the reinvestment of all dividends. Cumulative total return shows a Fund's performance over a period of time. Average annual total return shows the cumulative return divided over the number of years included in the period. Because average annual total return tends to smooth out variations in a Fund's performance, you should recognize that it is not the same as actual year-to-year results.

-------------------------------------------------------------------------------
                 EACH FUND MAY ADVERTISE ITS TOTAL RETURN.
-------------------------------------------------------------------------------

Total return calculations are at net asset value because no sales charges are incurred by those eligible to buy the Funds.

Dividend Performers Fund, Active Bond Fund and Global Bond Fund may also advertise their respective yields. Yield reflects a Fund's rate of income on portfolio investments as a percentage of its share price. Yield is computed by annualizing the result of dividing the net investment income per share over a 30-day period by the maximum offering price per share on the last day of that period. Yield is also calculated according to accounting methods that are standardized for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, a Fund's yield may not equal the income paid on shares or the income reported in the Fund's financial statements.

-------------------------------------------------------------------------------
                 SOME FUNDS ALSO ADVERTISE YIELD.
-------------------------------------------------------------------------------

The value of a Fund's shares when redeemed may be more or less than their original cost. Total return and yield are historical calculations, and are not indications of future performance.

RISK FACTORS, INVESTMENTS AND TECHNIQUES

SECURITIES OF FOREIGN ISSUERS. Each Fund except Dividend Performers Fund may invest in securities of foreign issuers. Investments in foreign securities may involve a greater degree of risk than those in domestic securities due to exchange controls, less publicly available information, more volatile or less liquid securities markets, and the possibility of expropriation, confiscatory taxation or political, economic or social instability. There may be difficulty in enforcing legal rights outside the United States. Some foreign companies are not generally subject to the same uniform accounting, auditing and financial reporting requirements as domestic companies; also foreign regulation may differ considerably from domestic regulation of stock exchanges, brokers and securities. Security trading practices abroad may offer less protection to investors such as the Funds. Additionally, because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Funds' net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, that the Funds distribute to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly. Therefore, the Funds' investments in foreign securities may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement. The expense ratios of Funds investing significant amounts of their assets in foreign securities can be expected to be higher than those of mutual funds investing solely in domestic securities since the expenses of these Funds, such as the cost of maintaining custody of foreign securities and advisory fees, are higher.

These risks of foreign investing may be intensified in the case of Global Bond Fund and International Equity Fund's investments in emerging markets or countries with limited or developing capital markets. These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing in less established markets and economies. Political, legal and economic structures in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristic of more developed countries. Emerging market countries may have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Global Bond Fund and International Equity Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

Certain realized gains or losses on the sale of international bonds and debt held by a Fund, to the extent attributable to fluctuations in foreign currency exchange rates, as well as certain other gains or losses attributable to exchange rate fluctuations, may be treated as ordinary income or loss. Such income or loss may increase or decrease (or possibly eliminate) the Fund's income available for distribution to shareholders.

DEPOSITARY RECEIPTS. Each Fund may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities convertible into securities of corporations in which the Fund is permitted to invest. ADRs (sponsored and unsponsored) are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation, and are designed for trading in United States securities markets. Issuers of the shares underlying unsponsored ADRs are not contractually obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR.


DERIVATIVE INSTRUMENTS. The Funds may to varying degrees enter into derivative instruments to enhance return, to hedge against fluctuations in interest rates, currency movements or securities prices or as a substitute for the purchase or sale of securities. To the extent described below, a Fund's investment in derivative securities may include investments in certain mortgage-backed securities (such as collateralized mortgage obligations and "stripped" mortgage-backed securities), the purchase or sale of futures contracts or options and forward contracts. Each of these practices and the related investment risks is described in greater detail below.


FOREIGN CURRENCY TRANSACTIONS. Each of the Funds except Dividend Performers Fund, and particularly Global Bond Fund and International Equity Fund, may purchase securities denominated in foreign currencies. The value of investments in these securities and the value of dividends and interest earned may be significantly affected by changes in currency exchange rates. Some foreign currency values may be volatile, and there is the possibility of governmental controls on currency exchange or governmental intervention in currency markets, which could adversely affect a Fund. As a result, these Funds may enter into forward foreign currency exchange contracts to protect against changes in foreign currency exchange rates. These Funds will not speculate in foreign currencies or in forward foreign currency exchange contracts, but will enter into these transactions only in connection with their hedging strategies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Although certain strategies could minimize the risk of loss due to a decline in the value of the hedged foreign currency, they could also limit any potential gain which might result from an increase in the value of the currency. SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DISCUSSION OF THE USES AND RISKS OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS.

SMALLER CAPITALIZATION COMPANIES. Small Capitalization Fund invests primarily in smaller capitalization companies. Multi-Sector Growth Fund, Fundamental Value Fund and International Equity Fund may also invest in smaller capitalization companies. These companies may have limited product lines, market and financial resources, or they may be dependent on smaller or less experienced management groups. In addition, trading volume for these securities may be limited. Historically, the market price for these securities has been more volatile than for securities of companies with greater capitalization. However, securities of companies with smaller capitalization may offer greater potential for capital appreciation since they may be overlooked and thus undervalued by investors.

NON-DIVERSIFIED STATUS. Global Bond Fund and Multi-Sector Growth Fund are "non-diversified" funds in order to permit them to invest more than 5% of their total assets in the obligations of any one issuer. Since a relatively high percentage of these Funds' assets may be invested in the obligations of a limited number of issuers, the value of these Funds' shares may be more susceptible to any single economic, political or regulatory event, and to the credit and market risks associated with a single issuer, than would the shares of a diversified fund. However, these Funds must satisfy certain tax diversification requirements in order to qualify as regulated investment companies under the Code.

SHORT SALES. Each Fund may engage in short sales "against the box," as well as short sales for hedging purposes. Small Capitalization Fund, Multi-Sector Growth Fund and International Equity Fund may engage in short sales to profit from the anticipated decline in a security's value. When a Fund engages in a short sale other than "against the box," it will place cash or U.S. government securities in a segregated account and mark them to market daily in accordance with applicable regulatory requirements. Except for short sales against the box, the Fund is limited in the amount of the Fund's net assets that may be committed to short sales and the securities in which short sales are made must be listed on a national securities exchange. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short. Short sales other than "against the box" may involve an unlimited exposure to loss. SEE THE STATEMENT OF ADDITIONAL INFORMATION.

RESTRICTED AND ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid investments, which include repurchase agreements maturing in more than seven days, certain over-the-counter options, privately-issued stripped mortgage-backed securities, all interest rate swaps, caps, collars and floors, certain restricted securities and securities not readily marketable. Each Fund may also invest up to 15% of its net assets in restricted securities eligible for resale to certain institutional investors pursuant to Rule 144A under the Securities Act of 1933 and, to the extent consistent with its investment policies, foreign securities acquired in accordance with Regulation S under the Securities Act of 1933.

GOVERNMENT SECURITIES. Each Fund may invest in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds and Government National Mortgage Association certificates ("Ginnie Maes"), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("Freddie Macs") and Federal National Mortgage Association ("Fannie Maes"), and obligations supported by the credit of the instrumentality, such as Student Loan Marketing Association Bonds ("Sallie Maes").

The Funds, and particularly Active Bond Fund, may invest in mortgage-backed securities. A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as collateralized mortgage obligations (CMOs), make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Mortgage-backed securities often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities' effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund's portfolio at the time the Fund receives the payments for reinvestment. Mortgage-backed securities may have less potential for capital appreciation than comparable fixed-income securities, due to the likelihood of increased prepayments of mortgages as interest rates decline. If a Fund buys mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of the premium paid.

The value of mortgage-backed securities may also change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-governmental mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues.

"Stripped" mortgage-backed securities are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect. Although the market for such securities is increasingly liquid, the Adviser or appropriate subadviser may, in accordance with guidelines adopted by the Board of Trustees, determine that certain stripped mortgage-backed securities issued by the U.S. Government, its agencies or instrumentalities are not readily marketable. If so, these securities, together with privately-issued stripped mortgage-backed securities, will be considered illiquid for purposes of the Funds' limitation on investments in illiquid securities.

Other types of mortgage-backed securities will likely be developed in the future, and a Fund may invest in them if the Adviser determines they are consistent with a Fund's investment objectives and policies.

SHORT TERM TRADING AND PORTFOLIO TURNOVER. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. Small Capitalization Fund, Active Bond Fund, Multi-Sector Growth Fund and International Equity Fund engage in short-term trading in response to changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed-income securities in order to realize capital gains or improve income. Short term trading may have the effect of increasing portfolio turnover rate.

Dividend Performers Fund, Global Bond Fund and Fundamental Value Fund do not intend to invest for the purpose of seeking short-term profits. These Funds' particular portfolio securities may be changed, however, without regard to the holding period of these securities (subject to certain tax restrictions), when the Adviser or subadviser determines that this action will help achieve a Fund's objective given a change in an issuer's operations or changes in general market conditions.

The estimated portfolio turnover rate for Small Capitalization Fund is 100%. The portfolio turnover rates for Dividend Performers Fund, Active Bond Fund, Global Bond Fund, Multi-Sector Growth Fund, Fundamental Value Fund and International Equity Fund are shown in the section captioned "The Funds' Financial Highlights." A high rate of portfolio turnover (100% or greater) involves correspondingly higher transaction expenses and may make it more difficult for a Fund to qualify as a regulated investment company for federal income tax purposes.

OPTIONS AND FUTURES TRANSACTIONS. Each Fund may buy and sell options contracts, financial futures contracts and options on futures contracts. Options and futures contracts are bought and sold to manage a Fund's exposure to changing interest rates, security prices, and currency exchange rates. Some options and futures strategies, including selling futures, buying puts, and writing calls, tend to hedge a Fund's investment against price fluctuations. Other strategies, including buying futures, writing puts, and buying calls, tend to increase market exposure. Options and futures may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the overall strategy. Subject to their individual investment policies, the Funds may invest in options and futures based on securities, indices, or currencies, including options and futures traded on foreign exchanges and options not traded on exchanges.

Options and futures can be volatile investments and involve certain risks. If the Adviser or a subadviser applies a hedge at an inappropriate time or judges market conditions incorrectly, options and futures strategies may lower a Fund's return. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. Options and futures do not pay interest, but may produce capital gains.

A Fund will not engage in a transaction in futures or options on futures for non-hedging purposes if, immediately thereafter, the sum of initial margin deposits and premiums required to establish speculative positions in futures contracts and options on futures would exceed 5% of the Fund's net assets. The loss incurred by a Fund investing in futures contracts and in writing options on futures is potentially unlimited and may exceed the amount of any premium received. Each Fund's transactions in options and futures contracts may be limited by the requirements of the Code for qualification as a regulated investment company.

No Fund, except Global Bond Fund, will hedge more than 25% of its total assets by selling futures, buying puts, and writing calls under normal conditions. Global Bond Fund may hedge up to 50% of its total assets by selling futures, buying puts, and writing calls under normal conditions. In addition, no Fund will buy futures or write puts whose underlying value exceeds 25% of its total assets or buy calls with a value exceeding 5% of its total assets. SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DISCUSSION OF OPTIONS AND FUTURES TRANSACTIONS, INCLUDING TAX EFFECTS AND INVESTMENT RISKS.

SWAP AGREEMENTS. As one way of managing its exposure to different types of investments, Global Bond Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift Global Bond Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to exchange payments in dollars for payments in a foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on Global Bond Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. Global Bond Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. Global Bond Fund will maintain in a segregated account with its custodian, cash or liquid, high grade debt securities equal to the net amount, if any, of the excess of the Fund's obligations over its entitlements with respect to swap, cap, collar or floor transactions.

FIXED-INCOME SECURITIES. Each Fund, and particularly Active Bond Fund and Global Bond Fund, may invest in fixed-income securities, including debt obligations of corporate and governmental issuers, and preferred stocks. The value of fixed-income securities generally varies inversely with interest rates. The longer the maturity of the fixed-income security, the more volatile will be changes in its value resulting from changes in interest rates.

INVESTMENT GRADE SECURITIES. Each Fund may invest in securities that are rated in the lowest category of "investment grade" (BBB by S&P or Baa by Moody's) or unrated securities of comparable quality. Securities in the lowest investment grade are considered medium grade obligations and normally exhibit adequate protection parameters. However, these securities also have speculative characteristics. Adverse changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than in the case of higher grade obligations.

LOWER RATED SECURITIES. Dividend Performers Fund, Active Bond Fund and Global Bond Fund may invest in lower rated securities. Debt obligations rated in the lower ratings categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal.

The market price and liquidity of lower rated fixed-income securities generally respond to short-term economic, corporate and market developments to a greater extent than do the price and liquidity of higher rated securities, because these developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its ongoing debt obligations.

Reduced volume and liquidity in the high yield bond market or the reduced availability of market quotations will make it more difficult to dispose of the bonds and to value accurately the assets of Dividend Performers Fund, Global Bond Fund and Active Bond Fund. The reduced availability of reliable, objective data may increase these Funds' reliance on management's judgment in valuing the high yield bonds. To the extent that these Funds invest in lower rated securities, achieving the Funds' objective will depend more on the Adviser's or subadviser's judgment and analysis than would otherwise be the case. In addition, these Funds' investments in high yield securities may be susceptible to adverse publicity and investor perceptions, whether or not justified by fundamental factors. In the past, economic downturns and increases in interest rates have caused a higher incidence of default by the issuers of these securities and may do so in the future, particularly with respect to highly leveraged issuers. The market prices of zero coupon and payment-in-kind bonds are affected to a greater extent by interest rate changes, and thereby tend to be more volatile than securities which pay interest periodically and in cash. Increasing rate note securities are typically refinanced by the issuers within a short period of time. A Fund accrues income on these securities for tax and accounting purposes, and this income is required to be distributed to shareholders. Because no cash is received at the time and income accrues on these securities, the Fund may be forced to liquidate other investments to make distributions.

CONVERTIBLE SECURITIES. Each Fund may invest in convertible securities. Convertible securities include bonds and preferred stocks that are convertible for shares of common stock of the same issuer. Because convertible securities are fixed-income securities, their value is influenced inversely by changes in interest rates. However, due to their conversion feature, their value often changes with the value of the common stock into which they are convertible.

WARRANTS. Warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Warrants tend to be more volatile than their underlying securities. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

LENDING OF SECURITIES AND REPURCHASE AGREEMENTS. For the purpose of realizing additional income, each Fund may lend to broker-dealers portfolio securities amounting to not more than 33 1/3% of its total assets taken at current value. Each Fund may also enter into repurchase agreements. In a repurchase agreement, the Fund buys a security subject to the right and obligation to sell it back to the issuer at the same price plus accrued interest. These transactions must be fully collateralized at all times. However, they may involve some credit risk to a Fund if the other party should default on its obligation and that Fund is delayed in or prevented from recovering the collateral. Securities loaned by a Fund will remain subject to fluctuations of market value.

WHEN-ISSUED SECURITIES. Each Fund may purchase securities on a forward or "when-issued" basis. When a Fund engages in when-issued transactions, it relies on the seller or the buyer, as the case may be, to consummate the transaction. Failure to consummate the transaction may result in the Fund's losing the opportunity to obtain an advantageous price and yield.

                                     NOTES

JOHN HANCOCK INSTITUTIONAL SERIES TRUST
   INVESTMENT ADVISER
   John Hancock Advisers, Inc.
   101 Huntington Avenue
   Boston, Massachusetts 02199-7603

   SUB-INVESTMENT ADVISERS
   Sovereign Asset Management Corp. (Dividend
   Performers Fund)
   1235 Westlakes Drive
   Berwyn, Pennsylvania 19312

   NM Capital Management, Inc. (Fundamental
   Value Fund)
   6501 Americas Parkway, Suite 950
   Albuquerque, New Mexico 87110-5372

   John Hancock Advisers International Ltd. (International Equity Fund) 34 Dover Street
   London, England WIX 3RA

   PRINCIPAL DISTRIBUTOR
   John Hancock Funds, Inc.
   101 Huntington Avenue
   Boston, Massachusetts 02199-7603

   CUSTODIANS
   Investors Bank & Trust Company
   24 Federal Street
   Boston, Massachusetts 02205-9116

   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

   TRANSFER AGENT
   John Hancock Investor Services
   Corporation
   P.O. Box 9277
   Boston, Massachusetts 02205-9277

   INDEPENDENT ACCOUNTANTS
   Deloitte & Touche LLP
   125 Summer Street
   Boston, Massachusetts 02110

HOW TO OBTAIN INFORMATION
ABOUT THE FUNDS

For Service Information
For Telephone Exchange
For Investment-by-Phone
For Telephone Redemption
call 1-800-755-4371


KBOOP    12/95

                                         101 HUNTINGTON AVENUE
                                         BOSTON, MASSACHUSETTS 02199-7603
                                         TELEPHONE 1-800-755-4371

                     JOHN HANCOCK INSTITUTIONAL SERIES TRUST
                              101 Huntington Avenue
                           Boston, Massachusetts 02199

                          consisting of twelve series,

                  JOHN HANCOCK SMALL CAPITALIZATION EQUITY FUND
                      JOHN HANCOCK DIVIDEND PERFORMERS FUND
                          JOHN HANCOCK ACTIVE BOND FUND
                          JOHN HANCOCK GLOBAL BOND FUND
                      JOHN HANCOCK MULTI-SECTOR GROWTH FUND
                       JOHN HANCOCK FUNDAMENTAL VALUE FUND
                     JOHN HANCOCK INTERNATIONAL EQUITY FUND
            JOHN HANCOCK INDEPENDENCE DIVERSIFIED CORE EQUITY FUND II
                      JOHN HANCOCK INDEPENDENCE VALUE FUND
                      JOHN HANCOCK INDEPENDENCE GROWTH FUND
              JOHN HANCOCK INDEPENDENCE MEDIUM CAPITALIZATION FUND
                     JOHN HANCOCK INDEPENDENCE BALANCED FUND
                 (each, a "Fund" and collectively, the "Funds")



                       STATEMENT OF ADDITIONAL INFORMATION
                               DECEMBER 11, 1995



         This Statement of Additional Information ("SAI") provides information about the Funds in addition to the information that is contained in the John Hancock Series Funds' Prospectus dated December 11, 1995 and in the Independence Funds' Prospectus dated September 12, 1995 (together, the "Prospectuses").


         This SAI is not a prospectus. It should be read in conjunction with the Funds' Prospectuses, copies of which can be obtained free of charge by writing or telephoning:

                   John Hancock Investor Services Corporation
                                  P.O. Box 9277
                        Boston, Massachusetts 02205-9277
                                 1-800-755-4371

                                TABLE OF CONTENTS

                                                                                Cross-Referenced        Cross-Referenced
                                                      Statement of              to John Hancock         to Independence
                                                 Additional Information           Series Funds          Funds Prospectus
                                                         Page                   Prospectus Page               Page
I.       Organization of the Trust                         3                          21                       12
II.      Investment Objectives and
         Policies                                          4
         -John Hancock Series Funds                        4
         -Independence Funds                               7                           7                        -
                                                                                       -                        5
III.     Certain Investment
         Practices                                         9                          25                       14

IV.      Investment Restrictions                          24                           7                        5

V.       Those Responsible for
         Management                                       28                          21                       12

VI.      Investment Advisory and
         Other Services                                   37                          21                       12

VII.     Net Asset Value                                  40                          18                        9

VIII.    Special Redemptions                              40                           -                        -

IX.      Tax Status                                       41                          24                       13

X.       Description of the Trust's
         Shares                                           45                          18                        9

XI.      Calculation of Performance                       47                          25                       14

XII.     Brokerage Allocation                             48                          21                       12

XIII.    Transfer Agent Services                          50                      Back Cover                Back Cover

XIV.     Custody of Portfolio                             50                      Back Cover                Back Cover

XV.      Independent Auditors                             51                      Back Cover                Back Cover

XVI.     Financial Statements

Appendix A--Description of Securities Ratings
Appendix B--Economic sectors in which Sector Opportunity Fund Invests


I.  ORGANIZATION OF THE TRUST

John Hancock Institutional Series Trust (the "Trust") is an open-end management investment company organized as a Massachusetts business trust under a Declaration of Trust dated October 31, 1994, as amended from time to time. The Trust currently has twelve series of shares designated as: John Hancock Small Capitalization Equity Fund ("Small Capitalization Fund"), John Hancock Dividend Performers Fund ("Dividend Performers Fund") (formerly John Hancock Berkeley Dividend Performers Fund), John Hancock Active Bond Fund ("Active Bond Fund") (formerly John Hancock Berkeley Bond Fund), John Hancock Global Bond Fund ("Global Bond Fund") (formerly John Hancock Berkeley Global Bond Fund), John Hancock Multi-Sector Growth Fund ("Multi-Sector Growth Fund") (formerly John Hancock Berkeley Sector Opportunity Fund), John Hancock Fundamental Value Fund ("Fundamental Value Fund") (formerly John Hancock Berkeley Fundamental Value
Fund), John Hancock International Equity Fund ("International Equity Fund") (formerly John Hancock Berkeley Overseas Growth Fund), John Hancock Independence Diversified Core Equity Fund II ("Diversified Core Equity Fund II"), John Hancock Independence Value Fund ("Value Fund"), John Hancock Independence Growth Fund ("Growth Fund"), John Hancock Independence Medium Capitalization Fund ("Medium Capitalization Fund") and John Hancock Independence Balanced Fund ("Balanced Fund").

Small Capitalization Fund, Dividend Performers Fund, Active Bond Fund, Global Bond Fund, Multi-Sector Growth Fund, Fundamental Value Fund and International Equity Fund are sometimes referred to herein collectively as the "John Hancock Series Funds." Diversified Core Equity Fund II, Value Fund, Growth Fund, Medium Capitalization Fund and Balanced Fund are sometimes referred to herein collectively as the "Independence Funds."

The investment adviser of each Fund is John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned indirect subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"). The investment subadviser of Dividend Performers Fund is Sovereign Asset Management Corp. ("SAMCorp"). The subadviser of International Equity Fund is John Hancock Advisers International Limited ("JHAI"). The subadviser of Fundamental Value Fund is NM Capital Management, Inc. ("NM Capital"). The investment subadviser of each Independence Fund is Independence Investment Associates, Inc. ("IIA"). Together, SAMCorp, JHAI, NM Capital and IIA are sometimes referred to herein collectively as the "Subadvisers" or, individually, as the "Subadviser." The Subadvisers are affiliates of the Life Company.

II.  INVESTMENT OBJECTIVES AND POLICIES

See "Investment Objectives and Policies" in the Prospectuses. There can be no assurance that the objective of any Fund will be realized.

Each Fund has adopted certain investment restrictions which are enumerated in detail under "Investment Restrictions" in this SAI where they are classified as fundamental or nonfundamental. Those restrictions designated as fundamental may not be changed without shareholder approval. Each Fund's investment objective, investment policies and nonfundamental restrictions, however, may be changed by a vote of the Board of Trustees of the Trust (the "Board") without shareholder approval. If there is a change in a Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

A.  THE JOHN HANCOCK SERIES FUNDS.

For a further description of the John Hancock Series Funds' investment objectives, policies and restrictions see "Investment Objectives and Policies" in the John Hancock Series Funds' Prospectus and "Investment Restrictions" in this SAI. See Appendix A to this SAI for a description of the quality categories of corporate bonds in which certain of the John Hancock Series Funds may invest.

                            SMALL CAPITALIZATION FUND

Small Capitalization Fund's Investment Objective is long-term growth of capital. The Fund invests primarily in domestic and foreign rapidly growing "smaller capitalization companies" (those with market capitalizations of $750 million or less) that tend to be in an emerging growth state of development and where the Adviser believes there is growth potential higher than the average for all companies. Under normal circumstances, the Fund will invest at least 65% of its total assets in smaller capitalization companies. The potential for growth of capital will be the sole basis for selection of portfolio securities. Current income will not be a factor in this selection. The Fund may also invest in equity securities of established companies that the Adviser believes to offer superior growth potential.

                            DIVIDEND PERFORMERS FUND

Dividend Performers Fund's investment objective is long-term growth of capital and income without assuming undue market risk. At times, however, because of market conditions, the Fund may invest primarily for current income. The Fund will make investments in different types and classes of securities in accordance with the Board's and the Adviser's appraisal of economic and market conditions. The securities held by the Fund are under continuous study by the Adviser. Securities are selected for the Fund's portfolio if they are considered by the Adviser to contribute to the possible achievement of the Fund's objective. They are held or disposed of in accordance with the results of a continuing examination of their investment merit.

The Fund may invest 100% of its total assets in common stocks or, for defensive purposes, it may hold cash or liquid, high grade preferred stocks or debt securities. In addition, temporary investments in short-term debt securities may be made so as to receive a return on excess cash.

The Fund endeavors to achieve its objectives by utilizing experienced management and generally investing in securities of seasoned companies in sound financial condition. A company or its predecessors must have been in continuous business for at least five years and must have total assets of at least $10,000,000 before its securities can be purchased by the Fund.

                                ACTIVE BOND FUND

Active Bond Fund's investment objective is a high level of current income, consistent with prudent investment risk, through investment primarily in a diversified portfolio of freely marketable investment grade debt securities of U.S. and foreign issuers. The Fund will invest primarily in debt securities within the four highest investment ratings and unrated securities considered by the Adviser to be of comparable investment quality. The Fund will, when feasible, purchase debt securities which are non-callable.

The Fund may purchase corporate debt securities bearing fixed, floating or variable interest as well as those which carry certain equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer, or participations based on revenues, sales or profits. The Fund will not exercise any such conversion, exchange or purchase rights if, at the time, the value of all equity interests so owned would exceed 10% of the Fund's total assets taken at market value.

The market value of debt securities which carry no equity participation usually reflects yields generally available on securities of similar quality and type. When such yields decline, the market value of a portfolio already invested at higher yields can be expected to rise if such securities are protected against early call. Similarly, when such yields increase, the market value of a portfolio already invested can be expected to decline. The Fund's portfolio may include debt securities which sell at substantial discounts from par. These securities are low coupon bonds which, during periods of high interest rates, because of their lower acquisition cost tend to sell on a yield basis approximating current interest rates.

                                GLOBAL BOND FUND

Global Bond Fund's investment objective is a competitive total investment return, consisting of current income and capital appreciation. The Fund invests primarily in a global portfolio of high grade, fixed income securities. Normally, the Fund will invest in fixed income securities denominated in at least three currencies or multi-currency units, including the U.S. Dollar.

Under normal circumstances, Global Bond Fund invests primarily (at least 65% of total assets) in fixed income securities issued or guaranteed by: (i) the U.S. Government, its agencies or instrumentalities; (ii) foreign governments (including foreign states, provinces and municipalities) or their political subdivisions, authorities, agencies or instrumentalities; (iii) international organizations backed or jointly owned by more than one national government, such as the International Bank for Reconstruction and Development, European Investment Bank, Asian Development Bank and European Coal and Steel Community; and (iv) foreign corporations or financial institutions. The term "fixed income securities" encompasses debt obligations of all types, including bonds, debentures, notes and stocks, such as preferred stocks. A fixed income security may itself be convertible into or exchangeable for equity securities, or may carry with it the right to acquire equity securities evidenced by warrants attached to the security or acquired as part of a unit with a security.

                            MULTI-SECTOR GROWTH FUND

Multi-Sector Growth Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by emphasizing investments in equity securities of issuers in various economic sectors.

The equity securities in which the Fund invests consist primarily of common stocks of U.S. and foreign issuers but may also include preferred stocks, convertible debt securities and warrants. The Fund seeks to achieve its investment objective by varying the relative weighting of its portfolio securities among various economic sectors based upon both macroeconomic factors and the outlook for each particular sector. The Adviser selects equity securities for the Fund from various economic sectors, including, but not limited to, the following: automotive and housing, consumer goods and services, defense and aerospace, energy, financial services, health care, heavy industry, leisure and entertainment, machinery and equipment, precious metals, retailing, technology, transportation, utilities, foreign and environmental. The Fund may modify these sectors if the Adviser believes that they no longer represent appropriate investments for the Fund, or if other sectors offer better opportunities for investment. See Appendix B to this SAI for a further description of the sectors in which the Fund invests.

                             FUNDAMENTAL VALUE FUND

Fundamental Value Fund's investment objective is capital appreciation, with income as a secondary consideration. The Fund will seek to achieve its objective by investing primarily in equity securities that are undervalued relative to alternative equity investments.

The equity securities in which the Fund will invest include common stocks, preferred stocks, convertible debt securities and warrants of U.S. and foreign issuers. In selecting equity securities for the Fund, the Adviser and the Fund's investment subadviser, NM Capital, emphasize issuers whose equity securities trade at market to book value ratios lower than comparable issuers or the Standard & Poor's Composite Index. The Fund's portfolio securities will also include equity securities considered by the Adviser or NM Capital to have the potential for capital appreciation due to potential recognition of earnings power or asset value which is not fully reflected in such securities' current market value. The Adviser or NM Capital attempts to identify investments which possess characteristics, such as high relative value, intrinsic value, going concern value, net asset value and replacement book value, which are believed to limit sustained downside price risk, generally referred to as the "margin of safety" concept. The Adviser or NM Capital also considers an issuer's financial strength, competitive position, projected future earnings and dividends and other investment criteria. These securities are collectively referred to as "Fundamental Value" securities.

The Fund's investment policy reflects the Adviser's and NM Capital's belief that while the securities markets tend to be efficient, sufficiently persistent price anomalies exist which the strategically disciplined active equity manager can exploit in seeking to achieve an above average rate of return. Based on this premise, the Adviser and NM Capital have adopted a strategy for the Fund of investing in low market to book value, out of favor, stocks.

The Fund's investments may include securities of both large, widely traded companies and smaller, less well known issuers. Higher risks are often associated with investments in companies with smaller market capitalizations. See "Smaller Capitalization Companies" in the John Hancock Series Funds' Prospectus.

                            INTERNATIONAL EQUITY FUND

International Equity Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by investing primarily in foreign equity securities.

Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of issuers located outside the United States in various countries around the world. Generally, the Fund's portfolio will contain securities of issuers from at least three countries other than the United States. The Fund normally invests substantially all of its assets in equity securities, such as common stock, preferred stock and securities convertible into common and preferred stock. However, if deemed advisable by the Adviser or the Fund's investment subadviser, JHAI, the Fund may invest in any other types of securities including warrants, bonds, notes and other debt securities (including Euro-dollar securities) or obligations of domestic or foreign governments and their political subdivisions, or domestic or foreign corporations.

B.  THE INDEPENDENCE FUNDS.

For a further description of the Independence Funds' investment objectives, policies and restrictions see "Investment Objectives and Policies" in the Independence Funds' Prospectus and "Investment Restrictions" in this SAI.

IIA serves as the investment subadviser to each of the Independence Funds. In selecting common stocks for the Funds' portfolios, IIA uses an investment strategy it calls "NIXDEX." To produce a NIXDEX portfolio, IIA excludes ("nixes") from consideration stocks contained in the bottom two quintiles of its ranked stock universe and optimizes the remaining stocks to produce a portfolio whose risk exposure is similar to that of each of the Independence Fund's respective performance and risk profile benchmark portfolio. By avoiding stocks which are not ranked within the top three quintiles of IIA's ranked stock universe, IIA seeks to construct a NIXDEX portfolio whose performance will exceed, under all market environments, the performance of the respective Independence Fund's performance and risk profile benchmark portfolio.

IIA uses a quantitative, multifactor proprietary stock-ranking model called "Cybercode" to produce a list of stocks for consideration which are ranked from most to least attractive. IIA's in-house team of professional securities analysts generate the data necessary to produce a Cybercode ranked list. For each Fund, IIA's analysts concentrate their research and analysis on those stocks from IIA's unbiased universe of 3,000 stocks which satisfy the Fund's performance and risk profile benchmark. The analysts focus on fundamental research such as: projecting current year and next year's earnings and cash flows; developing five-year growth forecasts; and understanding the strategic plan of the companies they follow, and how this plan might affect capital expenditures and stock dividends. IIA's most senior investment professionals determine the macroeconomic assumptions needed to forecast an individual company's progress. These macroeconomic assumptions are integrated into the analysts' research and analysis. IIA's investment process is distinguished by its focus on evaluation of risk and, in particular, its avoidance of stocks that do not score above a certain benchmark with respect to price and fundamentals.

Using the analysts' research and analysis, Cybercode evaluates each stock in the stock selection universe on ten discrete criteria and scores each stock based on its inherent value relative to its cost (price) and the stock's fundamental prospects for improvement. Cybercode produces a list of the selection universe ranked from most to least attractive. The top stock on the ranked list exhibits the most favorable combination of inherent value and fundamental prospects for improvement; the bottom stock is the least favorable. Through this process, IIA seeks to construct a NIXDEX portfolio whose performance will exceed, under all market environments, the performance of the respective Independence Fund's performance and risk profile benchmark portfolio. For a further description of each Fund's performance and risk profile benchmark portfolio, see "Investment Objectives and Policies" in the Independence Funds' Prospectus.

                         DIVERSIFIED CORE EQUITY FUND II

Diversified Core Equity Fund II's investment objective is above-average total return, consisting of capital appreciation and income. The Fund's performance and risk profile benchmark is the capitalization weighted Standard and Poor's 500 Composite Stock Index(R) (the "S&P 500 Index").

                                   VALUE FUND

Value Fund's investment objective is above-average total return. The Fund will emphasize relatively undervalued securities and seek higher dividend yield than Diversified Core Equity Fund II. The Fund's performance and risk profile benchmark is the Russell 1000 Value Index(R).

                                   GROWTH FUND

Growth Fund's investment objective is above-average total return. The Fund will emphasize investments in companies whose securities show potential for relatively high long-term earnings growth rather than current dividend yield. The Fund's performance and risk profile benchmark is the Russell 1000 Growth Index(R).

                           MEDIUM CAPITALIZATION FUND

Medium Capitalization Fund's investment objective is above-average total return. The Fund will emphasize investment in securities of faster growing, medium sized companies than those companies included in the other Independence Funds. The Fund's performance and risk profile benchmark is the Callan Medium Capitalization Index.

                                  BALANCED FUND

Balanced Fund's investment objective is above-average total return through capital appreciation and income. The Fund will invest in a balanced portfolio allocated between equity securities and fixed-income securities. The Fund's performance and risk profile benchmark is a composite of the S&P 500 Index and the Lehman Brothers Government/Corporate Bond Index.


III.  CERTAIN INVESTMENT PRACTICES

Foreign Securities and Emerging Countries. Small Capitalization Fund, Active Bond Fund, Multi-Sector Growth Fund, Fundamental Value Fund and, in particular, International Equity Fund and Global Bond Fund may invest in U.S. dollar and Foreign currency denominated securities of foreign issuers. International Equity Fund and Global Bond Fund may also invest in debt and equity securities of corporate and governmental issuers of countries with emerging economies or securities markets.

Investing in securities of non-U.S. issuers, and in particular those located in emerging countries, may entail greater risks than investing in securities of issuers in the U.S. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for many such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property.

Investing in securities of non-U.S. companies may entail additional risks due to the potential political and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

In addition, even though opportunities for investment may exist in foreign countries, and in particular emerging markets, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist.

Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of Latin American countries previously expropriated large quantities of real and personal property similar to the property which may be represented by the securities purchased by the Funds. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by foreign securities purchased by a Fund will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, a Fund could lose a substantial portion of its investments in such countries. A Fund's investments would similarly be adversely affected by exchange control regulation in any of those countries.

Certain countries in which the Funds may invest may have vocal minorities that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for wide-spread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Fund's investment in those countries.

Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Funds. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most foreign securities held by the Funds will not be registered with the Securities and Exchange Commission (the "SEC") and the issuers thereof will not be subject to the SEC's reporting requirements. Thus, there will be less available information concerning foreign issuers of securities held by the Funds than is available concerning U.S. issuers. If the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Adviser or Subadviser will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, even if public information is available, it may be less reliable than such information regarding U.S. issuers.

Because the Funds may invest and Global Bond Fund and International Equity Fund will (under normal circumstances) invest a substantial portion of their total assets, in securities which are denominated or quoted in foreign currencies, the strength or weakness of the U.S. dollar against such currencies may account for part of the Funds' investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains to be distributed in U.S. dollars to shareholders of the Fund.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the pace of business activity in certain other countries and the U.S., and other economic and financial conditions affecting the world economy.

Although the Funds value their respective assets daily in terms of U.S. dollars, the Funds do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. However, the Funds may do so from time to time, and investors should be aware of the costs of currency conversion. Although currency dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

Securities of foreign issuers, and in particular many emerging country issuers, may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities exchanges and brokers are generally subject to less governmental supervision and regulation than in the U.S., and foreign securities exchange transactions are usually subject to fixed commissions, which are generally higher than negotiated commissions on U.S. transactions. Foreign securities exchange transactions may also be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

The Funds' investment income or, in some cases, capital gains from foreign issuers may be subject to foreign withholding or other taxes, thereby reducing the Funds' net investment income and/or net realized capital gains. See "Tax Status."

Restricted and Illiquid Securities. Each Fund may invest in restricted securities eligible for resale to certain institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and foreign securities acquired in accordance with Regulation S under the 1933 Act. No Fund will invest more than 15% of its net assets in illiquid investments, which include repurchase agreements maturing in more than seven days, securities that are not readily marketable, restricted securities, purchased over-the-counter ("OTC") options, certain assets used to cover written OTC options, and privately issued stripped mortgage-backed securities. However, if the Board determines, based upon a continuing review of the trading markets for specific Rule 144A securities, that such securities are liquid, then these securities may be purchased without regard to the 15% limit. The Board may adopt guidelines and delegate to the Adviser or respective Subadviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Board will carefully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Funds if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Repurchase Agreements. Each Fund may enter into repurchase agreements. A repurchase agreement is a contract under which a Fund would acquire a security for a relatively short period (generally not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser or respective Subadviser will continuously monitor the creditworthiness of the parties with whom the Funds enter into repurchase agreements. Each Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a Fund could experience delays in liquidating the underlying securities and could experience losses, including the possible decline in the value of the underlying securities during the period which the Fund seeks to enforce its rights thereto, possible subnormal levels of income and lack of access to income during this period, and the expense of enforcing its rights.

Forward Commitment and When-Issued Securities. Each Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. A Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, a Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. When a Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Funds losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued and forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date a Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid, high grade debt securities equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Short-Term Trading. Small Capitalization Fund, Active Bond Fund, Multi-Sector Growth Fund, Global Bond Fund and International Equity Fund may engage in short-term trading. These Funds intend to use short-term trading of securities as a means of managing their portfolio to achieve their respective investment objective. In reaching a decision to sell one security and purchase another security at approximately the same time, the Funds will take into account a number of factors, including the quality ratings, interest rates, yields, maturity dates, call prices, and refunding and sinking fund provisions of the securities under consideration, as well as historical yield spreads and current economic information. The success of short-term trading will depend upon the ability of the Funds to evaluate particular securities, to anticipate relevant market factors, including trends of interest rates and earnings and variations from such trends, to obtain relevant information, to evaluate it promptly, and to take advantage of its evaluations by completing transactions on a favorable basis. It is expected that the expenses involved in short-term trading, which would not be incurred by an investment company which does not use this portfolio technique, will be less than the profits and other benefits which will accrue to shareholders.

The Funds' portfolio turnover rates will depend on a number of factors, including the fact that each Fund intends to elect to be treated and to qualify as a regulated investment company under the Internal Revenue Code. Accordingly, the Funds intend to limit short-term trading so that less than 30% of each Fund's respective gross annual income (including all dividend and interest income and gross realized capital gains, both short and long-term, without being offset for realized capital losses) will be derived from gross realized gains on the sale or other disposition of securities and certain other investments held for less than three months. This limitation, which must be met by all regulated investment companies in order to obtain such Federal tax treatment, at certain times may prevent the Funds from realizing capital gains on some securities held for less than three months.

Short Sales. Small Capitalization Fund, International Equity Fund and Multi-Sector Growth Fund may engage in short sales in order to profit from an anticipated decline in the value of a security. All of the Funds may also engage in short sales to attempt to limit their exposure to a possible market decline in the value of their portfolio securities through short sales of securities which the Adviser believes possess volatility characteristics similar to those being hedged. To effect such a transaction, a Fund must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender any accrued interest and may be required to pay a premium.

A Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. On the other hand, the Fund will incur a loss as a result of the short sale if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest or dividends the Fund may be required to pay in connection with a short sale. The successful use of short selling as a hedging device may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Under applicable guidelines of the staff of the SEC, if a Fund engages in short sales of the type referred to in Fundamental Investment Restriction No. (2) below, it must put in a segregated account (not with the broker) an amount of cash or U.S. Government securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and
(b) any cash or U.S. Government securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short, and
(2) the amount deposited in it plus the amount deposited with the broker as collateral will not be less than the market value of the securities at the time they were sold short. Except for short sales against the box, the amount of the Fund's net assets that may be committed to short sales is limited and the securities in which short sales are made must be listed on a national securities exchange.

Short selling may produce higher than normal portfolio turnover which may result in increased transaction costs to a Fund and may result in gains from the sale of securities deemed to have been held for less than three months, which gains must be less than 30% of the Fund's gross income in order for the Fund to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended.

Lending of Portfolio Securities. In order to generate additional income, each Fund may, from time to time, lend securities from their respective portfolios to brokers, dealers and financial institutions such as banks and trust companies. Such loans will be secured by collateral consisting of cash or U.S. Government securities which will be maintained in an amount equal to at least 100% of the current market value of the loaned securities. During the period of the loan, a Fund will receive the income on both the loaned securities and the collateral and thereby increase its return. Cash collateral will be invested in short-term high quality debt securities, which will increase the current income of the Fund. Such loans will not be for more than 60 days and will be terminable at any time upon five days' notice. The Funds will have the right to regain record ownership of loaned securities to exercise beneficial rights such as rights to interest or other distributions or voting rights on important issues. The Funds may pay reasonable fees to persons unaffiliated with the Funds for services in arranging such loans. Lending of portfolio securities involves a risk of failure by the borrower to return the loaned securities, in which event a Fund may incur a loss.

Financial Futures Contracts. Each John Hancock Series Fund may buy and sell futures contracts (and related options) on debt securities, currencies, interest rate indices, and other instruments. These Funds may also buy and sell futures contracts (and related options) on stocks and stock indices. Each of these Funds may hedge its portfolio by selling or purchasing financial futures contracts as an offset against the effects of changes in interest rates or in security or foreign currency values. Although other techniques could be used to reduce exposure to interest rate fluctuations, a Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using financial futures contracts. These Funds may enter into financial futures contracts for hedging and speculative purposes to the extent permitted by regulations of the Commodity Futures Trading Commission ("CFTC").

Financial futures contracts have been designed by boards of trade which have been designated "contract markets" by the CFTC. Futures contracts are traded on these markets in a manner that is similar to the way a stock is traded on a stock exchange. The boards of trade, through their clearing corporations, guarantee that the contracts will be performed. Currently, financial futures contracts are based on interest rate instruments such as long-term U.S. Treasury bonds, U.S. Treasury notes, Government National Mortgage Association ("GNMA") modified pass-through mortgage-backed securities, three-month U.S. Treasury bills, 90-day commercial paper, bank certificates of deposit and Eurodollar certificates of deposit. It is expected that if other financial futures contracts are developed and traded the Funds may engage in transactions in such contracts.

Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts (same exchange, underlying security and delivery month). Other financial futures contracts, such as futures contracts on securities indices, by their terms call for cash settlements. If the offsetting purchase price is less than a Fund's original sale price, the Fund realizes a gain, or if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than a Fund's original purchase price, the Fund realizes a gain, or if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. Each Fund will pay a commission in connection with each purchase or sale of financial futures contracts, including a closing transaction. For a discussion of the Federal income tax considerations of trading in financial futures contracts, see the information under the caption "Tax Status" below.

At the time a Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. Government securities, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. The margin required for a financial futures contract is set by the board of trade or exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the financial futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Funds expect to earn interest income on their initial margin deposits. Each day, the futures contract is valued at the official settlement price of the board of trade or exchange on which it is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. This process is known as "mark to market." Variation margin does not represent a borrowing or lending by the Funds but is instead settlement between the Funds and the broker of the amount one would owe the other if the financial futures contract expired. In computing net asset value, the Funds will mark to market their respective open financial futures positions.

Successful hedging depends on a strong correlation between the market for the underlying securities and the futures contract market for those securities. There are several factors that will probably prevent this correlation from being a perfect one, and even a correct forecast of general interest rate trends may not result in a successful hedging transaction. There are significant differences between the securities and futures markets which could create an imperfect correlation between the markets and which could affect the success of a given hedge. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for financial futures and debt securities, including technical influences in futures trading and differences between the financial instruments being hedged and the instruments underlying the standard financial futures contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. The degree of imperfection may be increased where the underlying debt securities are lower-rated and, thus, subject to greater fluctuation in price than higher-rated securities.

A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. The Funds will bear the risk that the price of the securities being hedged will not move in complete correlation with the price of the futures contracts used as a hedging instrument. Although the Adviser or Subadviser believes that the use of financial futures contracts will benefit the Funds, an incorrect prediction could result in a loss on both the hedged securities in the respective Fund's portfolio and the hedging vehicle so that the Fund's return might have been better had hedging not been attempted. However, in the absence of the ability to hedge, the Adviser or Subadviser might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs. The low margin deposits required for futures transactions permit an extremely high degree of leverage. A relatively small movement in a futures contract may result in losses or gains in excess of the amount invested.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount the price of a futures contract may vary either up or down from the previous day's settlement price, at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and, therefore, does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

Finally, although the Funds engage in financial futures transactions only on boards of trade or exchanges where there appears to be an adequate secondary market, there is no assurance that a liquid market will exist for a particular futures contract at any given time. The liquidity of the market depends on participants closing out contracts rather than making or taking delivery. In the event participants decide to make or take delivery, liquidity in the market could be reduced. In addition, the Funds could be prevented from executing a buy or sell order at a specified price or closing out a position due to limits on open positions or daily price fluctuation limits imposed by the exchanges or boards of trade. If a Fund cannot close out a position, it will be required to continue to meet margin requirements until the position is closed.

Options on Financial Futures Contracts. Each John Hancock Series Fund may buy and sell options on financial futures contracts on debt securities, currencies, interest rate indices, and other instruments. These Funds may buy and sell options on financial futures contracts on stocks and stock indices. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise, the writer of the option delivers the futures contract to the holder at the exercise price. The Funds would be required to deposit with their custodian initial and variation margin with respect to put and call options on futures contracts written by them. Options on futures contracts involve risks similar to the risks relating to transactions in financial futures contracts. Also, an option purchased by a Fund may expire worthless, in which case the Fund would lose the premium it paid for the option.

Other Considerations. Each John Hancock Series Fund may use futures and options transactions for bona fide hedging or speculative purposes, if consistent with a Fund's investment policies, to the extent permitted by CFTC regulations. A Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. Except as stated below, the Funds' futures transactions will be entered into for traditional hedging purposes -- i.e., futures contracts will be sold to protect against a decline in the price of securities that the Funds own, or futures contracts will be purchased to protect the Funds against an increase in the price of securities, or the currency in which they are denominated, the Fund intends to purchase. As evidence of this hedging intent, the Funds expect that on 75% or more of the occasions on which they take a long futures or option position (involving the purchase of futures contracts), the Funds will have purchased, or will be in the process of purchasing equivalent amounts of related securities or assets denominated in the related currency in the cash market at the time when the futures contract or option position is closed out. However, in particular cases, when it is economically advantageous for a Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

As an alternative to literal compliance with the bona fide hedging definition, a CFTC regulation permits the Funds to elect to comply with a different test, under which the aggregate initial margin and premiums required to establish speculative positions in futures contracts and options on futures will not exceed 5% of the net asset value of the respective Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. The Funds will engage in transactions in futures contracts only to the extent such transactions are consistent with the requirements of the Internal Revenue Code for maintaining their qualifications as regulated investment companies for Federal income tax purposes.

When the Funds purchase financial futures contracts, or write put options or purchase call options thereon, cash or liquid, high grade debt securities will be deposited in a segregated account with the Funds' custodian in an amount that, together with the amount of initial and variation margin held in the account of its broker, equals the market value of the futures contracts.

Options Transactions. Each John Hancock Series Fund may write listed and over-the-counter covered call options and covered put options on securities in order to earn additional income from the premiums received. In addition, these Funds may purchase listed and over-the-counter call and put options on securities and indices. The extent to which covered options will be used by the Funds will depend upon market conditions and the availability of alternative strategies. The Funds may write listed and over-the-counter call and put options on up to 100% of their respective net assets.

A Fund will write listed and over-the-counter call options only if they are "covered," which means that the Fund owns or has the immediate right to acquire the securities underlying the options without additional cash consideration upon conversion or exchange of other securities held in its portfolio. A call option written by a Fund may also be "covered" if the Fund holds on a share-for-share basis a covering call on the same securities where (i) the exercise price of the covering call held is equal to or less than the exercise price of the call written if the difference is maintained by the Fund in cash or high grade liquid debt obligations in a segregated account with the Fund's custodian, and (ii) the covering call expires at the same time as the call written. If a covered call option is not exercised, a Fund would keep both the option premium and the underlying security. If the covered call option written by a Fund is exercised and the exercise price, less the transaction costs, exceeds the cost of the underlying security, the Fund would realize a gain in addition to the amount of the option premium it received. If the exercise price, less transaction costs, is less than the cost of the underlying security, a Fund's loss would be reduced by the amount of the option premium.

As the writer of a covered put option, each Fund will write a put option only with respect to securities it intends to acquire for its portfolio and will maintain in a segregated account with its custodian bank cash or high-grade liquid debt securities with a value equal to the price at which the underlying security may be sold to the Fund in the event the put option is exercised by the purchaser. The Funds may also write a "covered" put option by purchasing on a share-for-share basis a put on the same security as the put written by the Fund if the exercise price of the covering put held is equal to or greater than the exercise price of the put written and the covering put expires at the same time or later than the put written.

When writing listed and over-the-counter covered put options on securities, the Funds would earn income from the premiums received. If a covered put option is not exercised, the Funds would keep the option premium and the assets maintained to cover the option. If the option is exercised and the exercise price, including transaction costs, exceeds the market price of the underlying security, a Fund would realize a loss, but the amount of the loss would be reduced by the amount of the option premium.

If the writer of an exchange-traded option wishes to terminate its obligation prior to its exercise, it may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that a Fund's position will be offset by the

Options Clearing Corporation. The Funds may not effect a closing purchase transaction after they have been notified of the exercise of an option. There is no guarantee that a closing purchase transaction can be effected. Although the Funds will generally write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular option or at any particular time, and for some options no secondary market on an exchange may exist. In the case of a written call option, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. In the case of a written put option, it will permit a Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

The Funds will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option. The Funds will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received for writing the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

Over-the-Counter Options. Each Fund may engage in options transactions on exchanges and in the over-the-counter markets. In general, exchange-traded options are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) with standardized strike prices and expiration dates. Over-the-counter ("OTC") transactions are two-party contracts with price and terms negotiated by the buyer and seller. A Fund will acquire only those OTC options for which management believes the Fund can receive on each business day at least two separate bids or offers (one of which will be from an entity other than a party to the option) or those OTC options valued by an independent pricing service. The Funds will write and purchase OTC options only with member banks of the Federal Reserve System and primary dealers in U.S. Government securities or their affiliates which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The SEC has taken the position that OTC options are illiquid securities subject to the restriction that illiquid securities are limited to not more than 15% of the respective Fund's net assets. The SEC, however, has a partial exemption from the above restrictions on transactions in OTC options. The SEC allows a Fund to exclude from the 15% limitation on illiquid securities a portion of the value of the OTC options written by the Fund, provided that certain conditions are met. First, the other party to the OTC options has to be a primary U.S. Government securities dealer designated as such by the Federal Reserve Bank. Second, the Fund must have an absolute contractual right to repurchase the OTC options at a formula price. If the above conditions are met, a Fund may treat as illiquid only that portion of the OTC option's value (and the value of its underlying securities) which is equal to the formula price for repurchasing the OTC option, less the OTC option's intrinsic value.

Although Diversified Core Equity Fund II may invest in certain types of derivative securities, it has no current plans to do so. However, this policy could change at any time in the future.

Government Securities. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("Ginnie Maes"), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("Freddie Macs"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds ("Fannie Maes"). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

Mortgage-Backed Securities. Each Fund that may invest in U.S. Government securities, and in particular Dividend Performers Fund and Active Bond Fund, may invest in mortgage pass-through certificates and multiple-class pass-through securities, such as real estate mortgage investment conduits ("REMIC") pass-through certificates, collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities ("SMBS"), and other types of "Mortgage-Backed Securities" that may be available in the future.

Guaranteed Mortgage Pass-Through Securities. Guaranteed mortgage pass-through securities represent participation interests in pools of residential mortgage loans and are issued by U.S. Governmental or private lenders and guaranteed by the U.S. Government or one of its agencies or instrumentalities, including but not limited to the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Ginnie Mae certificates are guaranteed by the full faith and credit of the U.S. Government for timely payment of principal and interest on the certificates. Fannie Mae certificates are guaranteed by Fannie Mae, a federally chartered and privately owned corporation, for full and timely payment of principal and interest on the certificates. Freddie Mac certificates are guaranteed by Freddie Mac, a corporate instrumentality of the U.S. Government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

Multiple-Class Pass-Through Securities and Collateralized Mortgage Obligations. CMOs and REMIC pass-through or participation certificates may be issued by, among others, U.S. Government agencies and instrumentalities as well as private lenders. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMOs or REMIC certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis.

Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.

A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages primarily secured by interests in real property and other permitted investments. Investors may purchase "regular" and "residual" interest shares of beneficial interest in REMIC trusts although the Funds do not intend to invest in residual interests.

Stripped Mortgage-Backed Securities. SMBS are derivative multiple-class mortgage-backed securities. SMBS are usually structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. A typical SMBS will have one class receiving some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In the most extreme case, one class will receive all of the interest (the "interest only" class) while the other class will receive all of the principal (the "principal only" class). The yields and market risk of interest only and principal only SMBS, respectively, may be more volatile than those of other fixed income securities. The staff of the SEC considers privately issued SMBS to be illiquid.

Structured or Hybrid Notes. Funds that may invest in mortgage-backed securities may invest in "structured" or "hybrid" notes. The distinguishing feature of a structured or hybrid note is that the amount of interest and/or principal payable on the note is based on the performance of a benchmark asset or market other than fixed-income securities or interest rates. Examples of these benchmarks include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows a Fund to gain exposure to the benchmark market while fixing the maximum loss that the Fund may experience in the event that market does not perform as expected. Depending on the terms of the note, a Fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; a Fund's loss cannot exceed this foregone interest and/or principal. An investment in structured or hybrid notes involves risks similar to those associated with a direct investment in the benchmark asset.

Risk Factors Associated with Mortgage-Backed Securities. Investing in Mortgage-Backed Securities involves certain risks, including the failure of a counter-party to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. In addition, investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities. Further, the yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, a Fund may fail to recoup fully its investment in Mortgage-Backed Securities notwithstanding any direct or indirect governmental, agency or other guarantee. When a Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, Mortgage-Backed Securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many Mortgage-Backed Securities. This possibility is often referred to as extension risk. Extending the average life of a Mortgage-Backed Security increases the risk of depreciation due to future increases in market interest rates.

Risk Associated With Specific Types of Derivative Debt Securities. Different types of derivative debt securities are subject to different combinations of prepayment, extension and/or interest rate risk. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. Thus, the magnitude of exposure may be less than for more leveraged Mortgage-Backed Securities.

The risk of early prepayments is the primary risk associated with interest only debt securities ("IOs"), super floaters, other leveraged floating rate instruments and Mortgage-Backed Securities purchased at a premium to their par value. In some instances, early prepayments may result in a complete loss of investment in certain of these securities. The primary risks associated with certain other derivative debt securities are the potential extension of average life and/or depreciation due to rising interest rates.

These securities include floating rate securities based on the Cost of Funds Index ("COFI floaters"), other "lagging rate" floating rate securities, floating rate securities that are subject to a maximum interest rate ("capped floaters"), Mortgage-Backed Securities purchased at a discount, leveraged inverse floating rate securities ("inverse floaters"), principal only debt securities ("POs"), certain residual or support tranches of CMOs and index amortizing notes. Index amortizing notes are not Mortgage-Backed Securities, but are subject to extension risk resulting from the issuer's failure to exercise its option to call or redeem the notes before their stated maturity date. Leveraged inverse IOs combine several elements of the Mortgage-Backed Securities described above and thus present an especially intense combination of prepayment, extension and interest rate risks.

Planned amortization class ("PAC") and target amortization class ("TAC") CMO bonds involve less exposure to prepayment, extension and interest rate risk than other Mortgage-Backed Securities, provided that prepayment rates remain within expected prepayment ranges or "collars." To the extent that prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risk associated with the underlying mortgage assets.

Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. X-reset floaters have a coupon that remains fixed for more than one accrual period. Thus, the type of risk involved in these securities depends on the terms of each individual X-reset floater.

Forward Foreign Currency Transactions. Each John Hancock Series Fund, other than Dividend Performers Fund, may engage in forward foreign currency transactions. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. The Funds may also deal in forward foreign currency exchange contracts involving currencies of the different countries in which they may invest as a hedge against possible variations in the foreign exchange rate between these currencies. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. The Funds' dealings in forward foreign currency exchange contracts will be limited to hedging either specified transactions or portfolio positions. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of a Fund accruing in connection with the purchase and sale of its portfolio securities denominated in foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in such foreign currencies. A Fund will not attempt to hedge all of its foreign portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by the Adviser or Subadviser. The Funds will not engage in speculative forward foreign currency exchange transactions.

If a Fund purchases a forward contract, its custodian bank will segregate cash or high grade liquid debt securities in a separate account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of such forward contract. Those assets will be valued at market daily and if the value of the securities in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will be equal to the amount of the Fund's commitment with respect to such contracts.

Hedging against a decline in the value of currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the Funds to hedge against a devaluation that is so generally anticipated that the Funds are not able to contract to sell the currency at a price above the devaluation level they anticipate.

The cost to the Funds of engaging in foreign currency exchange transactions varies with such factors as the currency involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency are usually conducted on a principal basis, no fees or commissions are involved.

Lower Rated High Yield Debt Obligations. Dividend Performers Fund, Active Bond Fund and Global Bond Fund may invest in high yielding, fixed income securities rated below investment grade (e.g., rated Baa or lower by Moody's Investors Service, Inc. ("Moody's") or BBB or lower by Standard & Poor's Ratings Group ("S&P")). Dividend Performers Fund will not invest in securities rated below C by Moody's or by S&P. In addition, no more than 5% of Dividend Performers Fund's net assets will be invested in securities rated below investment grade and no more than 5% of the Fund's net assets will be invested in securities rated BBB by S&P or Baa by Moody's and their equivalents. Active Bond Fund will not invest in securities rated below Ca by Moody's or CC by S&P. Global Bond Fund may invest up to 25% of its net assets in securities rated as low as Ca by Moody's or CC by S&P and their equivalents.

Ratings are based largely on the historical financial condition of the issuer. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. See Appendix A to this SAI which describes the characteristics of corporate bonds in the various ratings categories. The Funds may invest in comparable quality unrated securities which, in the opinion of the Adviser or Subadviser, offer comparable yields and risks to those securities which are rated.

Debt obligations rated in the lower ratings categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The high yield fixed income market is relatively new and its growth occurred during a period of economic expansion. The market has not yet been fully tested by an economic recession.

The market price and liquidity of lower rated fixed income securities generally respond to short term corporate and market developments to a greater extent than do the price and liquidity of higher rated securities because such developments are perceived to have a more direct relationship to the ability of an issuer of such lower rated securities to meet its ongoing debt obligations.

Reduced volume and liquidity in the high yield bond market or the reduced availability of market quotations will make it more difficult to dispose of the bonds and to value accurately the Funds' assets. The reduced availability of reliable, objective data may increase the Funds' reliance on management's judgment in valuing high yield bonds. In addition, the Funds' investments in high yield securities may be susceptible to adverse publicity and investor perceptions, whether or not justified by fundamental factors. A Fund's investments, and consequently its net asset value, will be subject to the market fluctuations and risks inherent in all securities.

IV.  INVESTMENT RESTRICTIONS

A.  Fundamental Investment Restrictions.

Each Fund has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the applicable Fund's outstanding voting securities. Under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in the Prospectuses and this SAI, a "majority of the outstanding voting securities" requires the approval of the lesser of (1) the holders of 67% or more of the shares of a Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (2) the holders of more than 50% of the outstanding shares of the Fund.

A Fund may not:

1. Issue senior securities, except as permitted by paragraphs 3, 6 and 7 below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies or within the meaning of paragraph 6 below, are not deemed to be senior securities.

2. Purchase securities on margin or make short sales, or unless, by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except (i) in connection with arbitrage transactions, (ii) for hedging the Fund's exposure to an actual or anticipated market decline in the value of its securities, (iii) to profit from an anticipated decline in the value of a security, and (iv) obtaining such short-term credits as may be necessary for the clearance of purchases and sales of securities.

3. Borrow money, except for the following extraordinary or emergency purposes: (i) from banks for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value; (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets; (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets, and; (iv) in the case of Small Capitalization Fund, in connection with entering into reverse repurchase agreements and dollar rolls, but only if after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act. A Fund, other than Small Capitalization Fund, may not borrow money for the purpose of leveraging the Funds' assets. For purposes of this investment restriction, the deferral of Trustees' fees and transactions in short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing. Small Capitalization Fund has no current intention of entering into reverse repurchase agreements or dollar rolls.

4. Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purpose of the 1933 Act.

5. Purchase or sell real estate except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein,
         (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

6. Invest in commodities, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

7. Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

8. Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.

9. For each Fund other than Global Bond Fund and Multi-Sector Growth Fund, with respect to 75% of total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities), if:

                  (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

                  (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

B.  Non-Fundamental Investment Restrictions.

The following restrictions are designated as non-fundamental and may be changed by the Board of Trustees without the approval of shareholders.

A Fund may not:

1. Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings and then only if such pledging, mortgaging or hypothecating does not exceed 33 1/3% of the Fund's total assets taken at market value. Collateral arrangements with respect to margin, option, short sale and other risk management and when-issued and forward commitment transactions are not deemed to be pledges or other encumbrances for purposes of this restriction.

2. Participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser or any Subadviser to save commissions or to average prices among them is not deemed to result in a joint securities trading account.

3. Purchase or retain securities of an issuer if one or more of the Trustees or officers of the Trust or directors or officers of the Adviser, any Subadviser or any investment management subsidiary of the Adviser individually owns beneficially more than 0.5% and together own beneficially more than 5% of the securities of such issuer.

4. Purchase a security if, as a result, (i) more than 10% of the Fund's assets would be invested in securities of other investment companies,
         (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one such investment company being held by the Fund or (iii) more than 5% of the Fund's assets would be invested in any one such investment company. The Fund will not purchase the securities of any open-end investment company except when such purchase is part of a plan of merger, consolidation, reorganization or purchase of substantially all of the assets of any other investment company, or purchase the securities of any closed-end investment company except in the open market where no commission or profit to a sponsor or dealer results from the purchase, other than customary brokerage fees. The Fund has no current intention of investing in other investment companies. Notwithstanding the foregoing, each Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds provided that, as a result, (i) no more than 10% of the Fund's assets would be invested in securities of all other investment companies, (ii) such purchase would not result in more than 3% of the total outstanding voting securities of any one such investment company being held by the Fund and (iii) no more than 5% of the Fund's assets would be invested in any one such investment company.

5. Invest more than 15% of its total assets in the aggregate in (1) securities of any issuer which, together with its predecessors, has been in operation for less than three years and (2) restricted securities, excluding securities eligible for resale pursuant to Rule 144A under the 1933 Act or foreign securities which are offered or sold outside the United States in accordance with Regulation S under the 1933 Act; provided, however, that the Fund may not invest more than 15% of its net assets in restricted securities including those eligible for resale under Rule 144A.

6. Invest in securities which are illiquid if, as a result, more than 15% of its net assets would consist of such securities, including repurchase agreements maturing in more than seven days, securities that are not readily marketable, restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act, purchased OTC options, certain assets used to cover written OTC options, and privately issued stripped mortgage-backed securities.


7. Purchase securities while outstanding borrowings exceed 5% of the Fund's total assets.

8.       Invest in real estate limited partnership interests.


9. Purchase warrants of any issuer, if, as a result of such purchase, more than 2% of the value of the Fund's total assets would be invested in warrants which are not listed on the New York or American Stock Exchange or more than 5% of the value of the total assets of the Fund would be invested in warrants generally, whether or not so listed.
         For these purposes, warrants are to be valued at the lesser of cost or market, but warrants acquired by the Fund in units with or attached to debt securities shall be deemed to be without value.


10. Purchase interests in oil, gas, or other mineral exploration programs or mineral leases; however, this policy will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals.

11. Write covered call or put options with respect to more than 25% of the value of its total assets, invest more than 25% of its total assets in protective put options or invest more 5% of its total assets in puts, calls, spreads or straddles, or any combination thereof, other than protective put options. The aggregate value of premiums paid on all options, other than protective put options, held by the Fund at any time will not exceed 20% of the Fund's total assets.

12. Invest for the purpose of exercising control over or management of any company.

If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values of a Fund's assets will not be considered a violation of the restriction. In order to permit the sale of shares of the Funds in certain states, the Board may, in its sole discretion, adopt restrictions on investment policy more restrictive than those described above. Should the Board determine that any such more restrictive policy is no longer in the best interest of a Fund and its shareholders, the Fund may cease offering shares in the state involved and the Board may revoke such restrictive policy. Moreover, if the states involved shall no longer require any such restrictive policy, the Board may, in its sole discretion, revoke such policy.


International Equity Fund, Multi-Sector Growth and Small Capitalization Fund agree that, in accordance with Texas Blue Sky Regulations, until such regulations no longer require, they will not engage in short sales (other than short sales against the box) unless (i) the dollar amount of the short sales does not exceed 25% of the net assets of the Fund; (ii) the value of the securities of any one issuer in which the Fund maintains a short position does not exceed the lesser of (a) 2% of the net asset value of the Fund or (b) 2% of the securities of any class of any issuer; and (iii) the securities in which short sales are made are listed on a national securities exchange. The Independence Funds have no current intent to engage in short sales.



V.  THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Funds is managed by the Trustees of the Trust who elect officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Trust are also officers or directors of the Funds'

Adviser and/or one or more or the Subadvisers, or officers or directors of the Funds' principal distributor, John Hancock Funds, Inc. ("JH Funds").

The following table sets forth the principal occupation or employment of the Trustees and principal officers of the Trust during the past five years.

                                   POSITIONS HELD               PRINCIPAL OCCUPATION(S)
NAME AND ADDRESS                   WITH THE TRUST               DURING THE PAST FIVE YEARS
----------------                   --------------               --------------------------
Edward J. Boudreau, Jr.*           Chairman (1,2)               Chairman and Chief Executive Officer, the Adviser and The
101 Huntington Avenue                                           Berkeley Financial Group ("The Berkeley Group"); Chairman,
Boston, MA 02199                                                NM Capital Management, Inc. ("NM Capital"); John Hancock
                                                                Advisers International Limited; ("JHAI"); John Hancock
                                                                Funds, Inc., ("JH Funds"), John Hancock Investor Services
                                                                Corporation ("Investor Services") and Sovereign Asset
                                                                Management Corporation ("SAMCorp"); (hereinafter the
                                                                Adviser, the Berkeley Group, NM Capital, JHAI, JH Funds,
                                                                Investor Services and SAMCorp are collectively referred to as the "Affiliated Companies"); Chairman, Transamerica Fund
                                                                Management Company ("TFMC") and First Signature Bank &
                                                                Trust; Director, John Hancock Freedom Securities Corp., John
                                                                Hancock Capital Corp., New England/Canada Business Council;
                                                                Member, Investment Company Institute Board of Governors;
                                                                Director, Asia Strategic Growth Fund, Inc.; Trustee, Museum
                                                                of Science; President, the Adviser (until July 1990);
                                                                Chairman, John Hancock Distributors, Inc.
                                                                ("Distributors")(until April 1994).

Thomas W.L. Cameron                Trustee                      Chairman and Director, Sovereign Advisers, Inc.; Senior Vice
Interstate/Johnson Lane                                         President, Interstate/Johnson Lane Corp. (securities
1892 Andell Bluff Blvd.                                         dealer).
Johns Island, SC  29455

-------------------
*    An "interested person" of the Funds, as such term is defined in the 1940
     Act.
(1)  A Member of the Trust's Executive Committee.
(2)  A Member of the Investment Policy Committee of the Adviser.
(3)  An Alternate Member of the Trust's Executive Committee.
(4)  A Member of the Audit and the Administration and Nominating Committees.



                                   POSITIONS HELD               PRINCIPAL OCCUPATION(S)
NAME AND ADDRESS                   WITH THE TRUST               DURING THE PAST FIVE YEARS
----------------                   --------------               --------------------------
William H. Cunningham              Trustee (4)                  Chancellor, University of Texas System and former President
601 Colorado Street                                             of the University of Texas, Austin, Texas; Regents Chair in
O'Henry Hall                                                    Higher Education Leadership; James L. Bayless Chair for Free
Austin, TX 78701                                                Enterprise; Professor of Marketing and Dean, College of
                                                                Business Administration/Graduate School of Business (1983 -
                                                                1985); Centennial Chair in Business Education.

Charles F. Fretz                   Trustee (4)                  Consultant, self employed; Vice President and Director, Towers,
RD #5, Box 300B                                                 Perrin, Forster & Crosby, Inc. (international management
Clothier Springs Road                                           consultants) (until 1985).
Malvern, PA  19355

Charles L. Ladner                  Trustee (4)                  Director, Energy North, Inc. (public utility holding company)
UGI Corporation                                                 (until 1992); Senior Vice President, Finance of UGI Corp. (gas
P.O. Box 858                                                    distribution utility).
Valley Forge, PA  19482

Leo E. Linbeck, Jr.                Trustee (4)                  Chairman, President, Chief Executive Officer and Director,
3810 W. Alabama                                                 Linbeck Corporation (a holding company engaged in various
Houston, TX 77027                                               phases of the construction industry and warehousing interests);
                                                                Director and Chairman, Federal Reserve Bank of Dallas; Chairman
                                                                of the Board and Chief Executive Officer, Linbeck Construction
                                                                Corporation; Director, Panhandle Eastern Corporation (a
                                                                diversified energy company); Director, Daniel Industries, Inc.
                                                                (manufacturer of gas measuring products and energy related equipment); Director, GeoQuest International, Inc. (a geophysical consulting firm); and Director, Greater Houston Partnership.

Patricia P. McCarter               Trustee (4)                  Director and Secretary of the McCarter Corp. (machine
Swedesford Road                                                 manufacturer).
RD #3, Box 121
Malvern, PA  19355

Steven R. Pruchansky               Trustee (3, 4)               Director and Treasurer, Mast Holdings, Inc.; Director, First
6920 Daniel Road                                                Signature Bank & Trust Company (until August 1991);  General
Naples, FL  33942                                               Partner, Mast Realty Trust; President, Maxwell Building Corp.
                                                                (until 1991).

-------------------
*    An "interested person" of the Funds, as such term is defined in the 1940
     Act.
(1)  A Member of the Trust's Executive Committee.
(2)  A Member of the Investment Policy Committee of the Adviser.
(3)  An Alternate Member of the Trust's Executive Committee.
(4)  A Member of the Audit and the Administration and Nominating Committees.



                                   POSITIONS HELD               PRINCIPAL OCCUPATION(S)
NAME AND ADDRESS                   WITH THE TRUST               DURING THE PAST FIVE YEARS
----------------                   --------------               --------------------------
Richard S. Scipione*               Trustee (1)                  General Counsel, the Life Company; Director, the Adviser, JH
John Hancock Place                                              Funds, Investor Services, Distributors, John Hancock
P.O. Box 111                                                    Subsidiaries , Inc., John Hancock Property and Casualty
Boston, MA 02117                                                Insurance and its affiliates, SAMCorp and NM Capital;
                                                                Trustee, The Berkeley Group; Director, JH Networking
                                                                Insurance Agency, Inc.; Director, John Hancock Home Mortgage
                                                                Corporation and John Hancock Financial Access, Inc. (until
                                                                July, 1990).

John P. Toolan                     Trustee (4)                  Director, The Muni Bond Funds, National Liquid Reserves,
13 Chadwell Place                                               Inc., The Tax Free Money Fund, Inc. and Vantage Money Market
Morristown, NJ  07960                                           Funds (mutual funds), and The Inefficient-Market Fund, Inc.
                                                                (closed-end investment company; Chairman, Smith Barney Trust
                                                                Company (retired December, 1991); Director, Smith Barney,
                                                                Inc., Mutual Management Company and Smith Barney Advisers,
                                                                Inc. (investment advisers) (until December 1991).

James F. Carlin                    Trustee (4)                  Chairman and Chief Executive Officer, Carlin Consolidated,
233 West Central Street                                         Inc. (insurance); Director, Arabella Mutual Insurance
Natick, MA  01760                                               Company; Receiver, City of Chelsea, Massachusetts (until
                                                                August 1992).

Harold R. Hiser, Jr.               Trustee (4)                  Executive Vice President, Schering-Plough Corporation
Schering-Plough Corporation                                     (pharmaceuticals); Director, ReCapital Corporation
One Giralda Farms                                               (reinsurance).
Madison, NJ 07940-1000

Robert G. Freedman*                Vice Chairman and            Vice Chairman, Director and Chief Investment Officer, the
101 Huntington Avenue              Chief Investment             Adviser; President, the Adviser (until December 1994);
Boston, MA  02199                  Officer (2)                  Director, JHAI, Investor Services, JH Funds, SAMCorp, NM
                                                                Capital; Senior Vice President, The Berkeley Group and
                                                                Distributors (until April, 1994); Director, TFMC; and an
                                                                officer of other investment companies managed by the
                                                                Adviser.

Anne C. Hodsdon*                   President (2)                President and Chief Operating Officer, the Adviser; Executive
101 Huntington Avenue                                           Vice President, the Adviser (until December 1994); Director,
Boston, MA  02199                                               JHAI; President and Director, TFMC.


-------------------
*    An "interested person" of the Funds, as such term is defined in the 1940
     Act.
(1)  A Member of the Trust's Executive Committee.
(2)  A Member of the Investment Policy Committee of the Adviser.
(3)  An Alternate Member of the Trust's Executive Committee.
(4)  A Member of the Audit and the Administration and Nominating Committees.




                                   POSITIONS HELD               PRINCIPAL OCCUPATION(S)
NAME AND ADDRESS                   WITH THE TRUST               DURING THE PAST FIVE YEARS
----------------                   --------------               --------------------------
Thomas H. Drohan*                  Senior Vice President and    Senior Vice President and Secretary, the Adviser and The
101 Huntington Avenue              Secretary                    Berkeley Group, Senior Vice President, JH Funds, Investor
Boston, MA  02199                                               Services, and Distributors (until April, 1994); Director,
                                                                JHAI; Secretary, NM Capital; Director and Secretary, TFMC.

James K. Ho*                       Senior Vice                  Executive Vice President, the Adviser.
101 Huntington Avenue              President (2)
Boston, MA  02199

James B. Little*                   Senior Vice President        Senior Vice President, the Adviser, JH Funds, Investor
101 Huntington Avenue              and Chief Financial          Services, Distributors (until April, 1994).
Boston, MA  02199                  Officer (2)

Michael P. DiCarlo*                Senior Vice President (2)    Executive Vice President, the Adviser.
101 Huntington Avenue
Boston, MA  02199

Susan S. Newton*                   Vice President, Assistant    Vice President and Assistant Secretary, the Adviser; Vice
101 Huntington Avenue              Secretary and Compliance     President and Secretary, JH Funds, Investor Services and
Boston, MA  02199                  Officer                      Distributors (until April, 1994); Secretary, SAMCorp; Vice
                                                                President, The Berkeley Group; Assistant Secretary, NM
                                                                Capital.

John A. Morin*                     Vice President               Vice President, the Adviser, JH Funds, Distributors (until
101 Huntington Avenue                                           April, 1994) and Investor Services; Counsel, the Life
Boston, MA  02199                                               Company; Vice President and Assistant Secretary, The
                                                                Berkeley Group.

James J. Stokowski*                Vice President and           Vice President, the Adviser.
101 Huntington Avenue              Treasurer
Boston, MA  02199


-------------------
*    An "interested person" of the Funds, as such term is defined in the 1940
     Act.
(1)  A Member of the Trust's Executive Committee.
(2)  A Member of the Investment Policy Committee of the Adviser.
(3)  An Alternate Member of the Trust's Executive Committee.
(4)  A Member of the Audit and the Administration and Nominating Committees.




         All of the officers listed are officers or employees of the Adviser and Affiliated Companies. Some of the Trustees and officers may also be officers and/or directors and/or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

COMPENSATION OF THE TRUSTEES. The following table provides information regarding the compensation paid by the Funds and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Mr. Boudreau, a non-Independent Trustee, and each of the officers of the Trust, who are interested persons of the Adviser, are compensated by the adviser and received no compensation from the Funds for their services.


                                                                                                      TOTAL
                                                         PENSION OR                                   COMPENSATION
                                                         RETIREMENT                                   FROM THE FUNDS
                                    AGGREGATE            BENEFITS               ESTIMATED             AND THE JOHN
                                    COMPENSATION         ACCRUED AS PART        ANNUAL BENEFITS       HANCOCK FUND
                                    FROM THE             OF THE FUNDS'          UPON                  COMPLEX TO
INDEPENDENT TRUSTEES                FUNDS                EXPENSES               RETIREMENT            TRUSTEES/DIRECTORS
--------------------                -----                --------               ----------            ------------------
                                                                                                      (1)(2)
James F. Carlin                     $  1,650                    -                     -               $ 60,450
William H. Cunningham                  1,650                    -                     -                 0
Charles F. Fretz                       1,643                    -                     -                 60,350
Harold R. Hiser, Jr.                   1,643                    -                     -                 56,000
Charles L. Ladner                      1,650                    -                     -                 60,450
Leo E. Linbeck, Jr.                    1,650                    -                     -                 0
Patricia P. McCarter                   1,650                    -                     -                 60,200
Steven R. Pruchansky                   1,705                    -                     -                 62,450
Norman H. Smith                        1,705                    -                     -                 62,450
John P. Toolan                         1,650                    -                     -                 60,450
                                    --------             --------               -------               --------
                                    $ 16,596                                                          $482,800

(1) The total compensation paid by the John Hancock Fund Complex to the Independent Trustees/Directors is as of the calendar year ended December 31, 1994.

(2) All Trustees except Messrs. Cunningham and Linbeck are Trustees/Directors of 38 funds in the John Hancock Fund Complex as of the date of this SAI. Messrs. Cunningham and Linbeck are Trustees/Directors of 36 funds and were not Trustees/Directors of any funds in the John Hancock Fund Complex prior to December 22, 1994.



         As of September 15, 1995 the officers and trustees of the Trust as a group owned 11.53% of the outstanding shares of Dividend Performers Fund; 17.24% of the outstanding shares of Active Bond Fund; 13.87% of the outstanding shares of Global Bond Fund; 1.80% of the outstanding shares of Multi-Sector Growth Fund; 9.42% of the outstanding shares of Fundamental Value Fund; 24.75% of the outstanding shares of International Equity Fund; less than 1% of the outstanding shares of Independence Diversified Core Equity Fund II; and less than 1% of the outstanding shares of Independence Balanced Fund. There were no outstanding shareholders of Independence Value Fund, Independence Growth Fund and Independence Medium Capitalization Fund as of September 15, 1995.

         As of September 15, 1995 the following shareholders beneficially owned 5% of or more of the outstanding shares of the Funds listed below:

                                                                                                      PERCENTAGE OF
                                                                                                      TOTAL
                                                                             NUMBER OF SHARES         OUTSTANDING
                                                                             OF BENEFICIAL            SHARES OF THE
NAME AND ADDRESS OF SHAREHOLDER                   FUND                       INTEREST OWNED           FUND
-------------------------------                   ----                       --------------           ----
Lathers' Local No. 144L                           Dividend Performers        91,635.730               33.14%
Pension Plan II (DC)
c/o Price Administrators, Inc.
400 S. El Camino Real, Suite 950
San Mateo, CA 94402-1708

John Hancock Advisers 401(k) Plan                 Active Bond                13,542.028               13.49%
Beverly A. Cleathero
101 Huntington Avenue
Boston, MA 02199-7603

John Hancock Advisers 401(k) Plan                 Active Bond                8,653.843                8.62%
Robert G. Freedman
101 Huntington Avenue
Boston, MA 02199-7603

John Hancock Advisers 401(k) Plan                 Global Bond                3,738.976                19.00%
Katherine M. Harman
101 Huntington Avenue
Boston, MA 02199-7603

                                                                                                      PERCENTAGE OF
                                                                                                      TOTAL
                                                                             NUMBER OF SHARES         OUTSTANDING
                                                                             OF BENEFICIAL            SHARES OF THE
NAME AND ADDRESS OF SHAREHOLDER                   FUND                       INTEREST OWNED           FUND
-------------------------------                   ----                       --------------           ----
John Hancock Advisers 401(k) Plan                 Global Bond                2,337.474                11.88%
Anne C. Hodsdon
101 Huntington Avenue
Boston, MA 02199-7603

Investment Incentive Program for John Hancock     Multi-Sector               353,603.476              67.94%
Employees                                         Growth
John Hancock Place
PO Box 111
Boston, MA 02117-0111

Lathers' Local No. 144L                           Fundamental Value          59,151.846               33.44%
Pension Plan II (DB)
c/o Price Administrators, Inc.
400 S. El Camino Real, Suite 950
San Mateo, CA 94402-1708

John Hancock Advisers 401(k) Plan                 Fundamental Value          9,631.351                5.45%
Edward J. Boudreau, Jr.
101 Huntington Avenue
Boston, MA 02199-7603

John Hancock Advisers 401(k) Plan                 International Equity       10,067.846               10.34%
Robert G. Freedman
101 Huntington Avenue
Boston, MA 02199-7603

John Hancock Advisers 401(k) Plan                 International Equity       9,330.135                9.58%
Edward J. Boudreau, Jr.
101 Huntington Avenue
Boston, MA 02199-7603

                                                                                                      PERCENTAGE OF
                                                                                                      TOTAL
                                                                             NUMBER OF SHARES         OUTSTANDING
                                                                             OF BENEFICIAL            SHARES OF THE
NAME AND ADDRESS OF SHAREHOLDER                   FUND                       INTEREST OWNED           FUND
-------------------------------                   ----                       --------------           ----
Wachovia Bank of Georgia                          Independence               4,309,481.598            32.25%
National Service Industries, Inc.                 Diversified Core
Defined Contribution Plans                        Equity II
Attn: Mr. W. Russell Watson
1420 Peachtree Street, N.E.
Atlanta, GA 30309-3002

Weil Gotshal & Manges                             Independence               1,345,430.193            10.07%
401(k) Plan FBO The Plan                          Diversified Core
Attn: Mark A. Vogel                               Equity II
767 Fifth Avenue
New York, NY 10153-0001

The Chase Manhattan Bank, N.A.                    Independence               888,122.219              6.65%
Trustee                                           Diversified Core
Anjou Pension Trust                               Equity II
Attn: Anne Clark
770 Broadway, 10th Floor
New York, NY 10003-9522

Saxon & Co.                                       Independence               793,786.917              5.94%
FBO Amsco ERA Independence                        Diversified Core
A/C#10-01-002-1041481                             Equity II
PO Box 7780-1888
Philadelphia, PA 19182

John Hancock Mutual Life Cust. for Mokrynski      Independence               34,424.366               97.48%
Associates 401(k) Plan                            Balanced
Attn: Bill Koch - 5th Floor
101 Huntington Avenue
Boston, MA 02199-7603


         Shareholders of a Fund having beneficial ownership of more than 25% of the shares of a Fund may be deemed for purposes of the Investment Company Act of 1940, as amended, to control that Fund.

VI.  INVESTMENT ADVISORY AND OTHER SERVICES

         Each of the Trustees and principal officers affiliated with the Trust who is also an affiliated person of the Adviser or any Subadviser is named above, together with the capacity in which such person is affiliated with the Trust, the Adviser or Subadviser.

         The Trust, on behalf of each Fund, has entered into an investment management contract with John Hancock Advisers, Inc. (the "Adviser"). Under the respective investment management contract, the Adviser provides each Fund with
(i) a continuous investment program, consistent with the Fund's stated investment objective and policies, (ii) supervision of all aspects of the Fund's operations except those that are delegated to a custodian, transfer agent or other agent and (iii) such executive, administrative and clerical personnel, officers and equipment as are necessary for the conduct of its business.

         With respect to Dividend Performers Fund, the Adviser has entered into a sub-investment management contract with SAMCorp. With respect to International Equity Fund, the Adviser has entered into a sub-investment management contract with JHAI. With respect to Fundamental Value Fund, the Adviser has entered into a sub-investment management contract with NM Capital. With respect to each Independence Fund, the Adviser has entered into a sub-investment management contract with IIA. Under each respective sub-investment management contract, the corresponding Subadviser, subject to the review of the Trustees and the over-all supervision of the Adviser, is responsible for managing the investment operations of the corresponding Fund and the composition of the Fund's portfolio and furnishing the Fund with advice and recommendations with respect to investments, investment policies and the purchase and sale of securities.

         See "Organization and Management of the Funds" and "The Funds' Expenses" in the Prospectuses for a description of certain information concerning each Fund's investment management contract and the sub-investment management contracts of Dividend Performers Fund, International Equity Fund, Fundamental Value Fund and the Independence Funds.

         Securities held by the Funds may also be held by other funds or investment advisory clients for which the Adviser, the Subadvisers or their respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser or Subadviser for a Fund or for other funds or clients for which the Adviser or Subadvisers renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser, Subadvisers or their respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

         No person other than the Adviser and the corresponding Subadviser and their directors and employees regularly furnishes advice to the Funds with respect to the desirability of the Funds investing in, purchasing or selling securities. The Adviser and Subadvisers may from time to time receive statistical or other similar factual information, and information regarding general economic factors and trends, from the Life Company and its affiliates.

         Under the terms of the investment management contracts with the Trust on behalf of each Fund, the Adviser provides each Fund with office space, supplies and other facilities required for the business of the Fund. The Adviser pays the compensation of all officers and employees of the Trust and Trustees of the Trust affiliated with Adviser, the office expenses of the Funds, including those of the Trust's Treasurer and Secretary, and other expenses incurred by the Adviser in connection with the performance of its duties.

         All expenses which are not specifically paid by the Adviser and which are incurred in the operation of the Funds including fees of Trustees of the Trust who are not "interested persons," as such term is defined in the 1940 Act (the "Non-Interested Trustees") and the continuous public offering of the shares of the Funds are borne by the Funds.

         As provided by the investment management contracts, each Fund pays the Adviser an investment management fee, which is accrued daily and paid monthly in arrears, equal on an annual basis to a stated percentage of the respective Fund's average daily net asset value. The Adviser, not any Fund, pays the subadvisory fees as described in the Prospectuses. See "Organization and Management of the Funds" in the Prospectuses.

         In the event normal operating expenses of a Fund, exclusive of certain expenses prescribed by state law, are in excess of any state limit where the Fund is registered to sell shares of beneficial interest, the fee payable to the Adviser will be reduced to the extent required by law. At this time, the most restrictive limit on expenses imposed by a state requires that expenses charged to a Fund in any fiscal year not exceed 2.5% of the first $30,000,000 of the Fund's average daily net asset value, 2% of the next $70,000,000 and 1.5% of the remaining average daily net asset value. When calculating the limit above, the Funds may exclude interest, brokerage commissions and extraordinary expenses.

         Pursuant to each investment management contract and, where applicable, sub-investment management contract, the Adviser and Subadviser are not liable to the Funds or their shareholders for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which their respective contracts relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or Subadviser in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable contract.

         The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has over $13 billion in assets under management in its capacity as investment adviser to the Funds and the other mutual funds and publicly traded investment companies in the John Hancock group of funds having a combined total of over 1,030,000 shareholders. The Adviser is an indirect wholly-owned subsidiary of the Life Company, one of the nation's oldest and largest financial services companies. With total assets under management of over $80 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries Standard & Poor's and A.M. Best's highest ratings. Founded in 1862, the Life Company has been serving clients for over 130 years.

         JHAI, located at 34 Dover Street, London, England, W1X 3RA, is a wholly-owned subsidiary of the Adviser, formed in 1987 to provide international investment research and advisory services to U.S. institutional clients. SAMCorp, located at 235 Westlakes Drive, Berwyn, PA 19312, is a wholly-owned subsidiary of The Berkeley Financial Group. NM Capital, located at 6501 Americas Parkway, Suite 950, Albuquerque, NM 87110, is a wholly-owned subsidiary of The Berkeley Financial Group. IIA, located at 53 State Street, Boston, Massachusetts 02109, was organized in 1982, and is a wholly-owned subsidiary of John Hancock Asset Management, which is in turn a wholly-owned subsidiary of John Hancock Subsidiaries, Inc., which is in turn a wholly-owned subsidiary of The Life Company.

         Under each investment management contract, each Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the investment management contract or any extension, renewal or amendment thereof remains in effect. If a Fund's investment management contract is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the non-exclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

         Under the subadvisory contract of each Independence Fund, each Independence Fund may use the name "Independence" or any name derived from or similar to it only for so long as the sub-investment management contract or any extension, renewal or amendment thereof remains in effect. If an Independence Fund's sub-investment management contract is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with IIA. In addition, IIA or the Life Company may grant the non-exclusive right to use the name "Independence" or any similar name to any other corporation or entity, including but not limited to any investment company of which IIA or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

         Each investment management contract and sub-investment management contract initially expires in the spring of 1997 and will continue in effect from year to year thereafter if approved annually by a vote of a majority of the Trustees of the Trust who are not interested persons of one of the parties to the contract, cast in person at a meeting called for the purpose of voting on such approval, or by either the Trustees or the holders of a majority of the applicable Fund's outstanding voting securities. Each contract automatically terminates upon assignment. Each contract may be terminated without penalty on 60 days' notice at the option of either party to the respective contract or by vote of the holders of a majority of the outstanding voting securities of the applicable Fund. Each sub-investment management contract terminates automatically upon the termination of the corresponding investment management contract.

VII.  NET ASSET VALUE

         For purposes of calculating the net asset value ("NAV") of a Fund's shares, the following procedures are utilized wherever applicable.

         Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

         Equity securities traded on a principal exchange or NASDAQ National Market Issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

         Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

         Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of determination of a Fund's NAV.

         A Fund will not price its securities on the following national holidays: New Year's Day, Presidents' Day, Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day, and Christmas Day. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which a Fund's NAV is not calculated. Consequently, a Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.


VIII.  SPECIAL REDEMPTIONS

         Although no Fund would normally do so, each Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Board. When the shareholder sells portfolio securities received in this fashion it would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. Each Fund has, however, elected to be governed by Rule 18f-1 under the 1940 Act. Under that rule, each Fund must redeem its shares for cash except to the extent that the redemption payments to any one shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of that period.

IX.  TAX STATUS

         Each series of the Trust, including the Funds, is treated as a separate entity for accounting and tax purposes. It is each Fund's intention to elect to be treated and to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, a Fund will not be subject to Federal income tax on taxable income (including net realized capital gains) which is distributed to shareholders at least annually.

         Distributions of net investment income (which includes accrued original issue discount and accrued, recognized market discount) and any net realized capital gains, as computed for Federal income tax purposes, will be taxable as described in the Prospectuses whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share so received equal to the amount of cash they would have received had they taken the distribution in cash.

         If a Fund invests (either directly or through depository receipts such as ADRs, GDRs or EDRs) in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as sources that produce interest, dividend, rental, royalty or capital gain income) or hold at least 50% of their assets in such passive sources ("passive foreign investment companies"), the Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Funds would not be able to pass through to their respective shareholders any credit or deduction for such a tax. In certain cases, an election may be available that would ameliorate these adverse tax consequences. Accordingly, the Funds may limit their investments in such passive foreign investment companies and will undertake appropriate actions, including the consideration of any available elections, to limit their tax liability, if any, with respect to such investments.

         Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Fund's investment in stock or securities may increase the amount of gain it is deemed to recognize from the sale of certain investments held for less than three months, which gain is limited under the Code to less than 30% of its annual gross income, and may under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income.

         The amount of net realized capital gains, if any, in any given year will result from sales of securities or transactions in options or futures contracts made with a view to the maintenance of a portfolio believed by the respective Fund's management to be most likely to attain such Fund's investment objective. Such sales, and any resulting gains or losses, may therefore vary considerably from year to year. Since, at the time of an investor's purchase of Fund shares, a portion of the per share net asset value by which the purchase price is determined may be represented by realized or unrealized appreciation in a Fund's portfolio or undistributed taxable income of a Fund, subsequent distributions (or portions thereof) on such shares may be taxable to such investor even if the net asset value of his shares is, as a result of the distributions, reduced below his cost for such shares and the distributions (or portions thereof) in reality represent a return of a portion of the purchase price.

         Upon a redemption of shares (including by exercise of the exchange privilege), a shareholder will ordinarily realize a taxable gain or loss depending upon his basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to the Dividend Reinvestment Plan. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.

         The Funds reserve the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. Although each Fund's present intention is to distribute all net realized capital gains, if any, the Fund will not in any event distribute net long-term capital gains realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Each shareholder would be treated for Federal income tax purposes as if such Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by such Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain income in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or a refund of, his pro rata share of the taxes paid by the Fund, and (c) be entitled to increase the adjusted tax basis for his Fund shares by the difference between his pro rata share of such excess and his pro rata share of such taxes.

         For Federal income tax purposes, each Fund is permitted to carry forward a net realized capital loss in any year to offset net realized capital gains of that Fund, if any, during the eight years following the year of the loss. To the extent subsequent net realized capital gains are offset by such losses, they would not result in Federal income tax liability to a Fund and, as noted above, would not be distributed as such to shareholders. Presently, there are no realized capital loss carry forwards in any of the Funds to offset against future net realized capital gains.

         With respect to any Fund that receives dividends from U.S. domestic corporations, a portion of its distributions representing such dividend income is normally eligible for the dividends-received deduction for corporations. Distributions from other sources, including long-term capital gain distributions, do not qualify for the dividends-received deduction allowable to corporations. Corporate shareholders which borrow to acquire or retain Fund shares will be denied a portion of the dividends-received deduction, and corporate shareholders will not be eligible for any deduction if they fail to meet applicable holding period requirements. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the excess (if any) of a corporation's adjusted current earnings over its alternative minimum taxable income, which may increase a corporate shareholder's alternative minimum tax liability, if any. Such shareholder's tax basis in its Fund shares may also be reduced to the extent of any "extraordinary dividends," as determined under applicable Code provisions.

         Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

         Certain entities otherwise exempt from federal income taxes (such as pension plans, Individual Retirement Accounts and other exempt organizations) are nevertheless taxable under Section 511 of the Code on unrelated business taxable income ("UBTI"). UBTI is income from an unrelated trade or business (as defined in Section 513 of the Code) regularly carried on. A tax-exempt entity is subject to tax on UBTI in any taxable year at corporate tax rates or, in the case of certain trusts, at the rates applicable to trusts. Tax-exempt entities with gross income, included in computing UBTI, of $1,000 or more must report UBTI, if any, on Form 990-T. Dividends, interest and capital gain realized on the sale of property held for investment are generally excluded from UBTI. However, income from such sources will be included in UBTI if "acquisition indebtedness" exists with respect to the property generating such income. Acquisition indebtedness ordinarily includes the unpaid amount of indebtedness incurred to acquire or to continue to hold the property. Based on these rules, a tax-exempt investor holding shares in the Funds for investment will not generally recognize unrelated business taxable income from such investment in the Funds unless the tax-exempt investor incurred indebtedness to acquire or to continue to hold Fund shares and such indebtedness remains unpaid during the relevant period(s).

         Each Fund that invests in securities of foreign issuers may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. With respect to each Fund, other than International Equity Fund and Global Bond Fund, because more than 50% of the Fund's total assets at the close of any taxable year will not consist of stock or securities of foreign corporations, the Funds will not be able to pass such taxes through to their shareholders, who in consequence will not be able to include any portion of such taxes in their incomes and will not be entitled to tax credits or deductions with respect to such taxes. However, such Funds will be entitled to deduct such taxes in determining the amounts they must distribute in order to avoid Federal income tax. If more than 50% of the value of the total assets of International Equity Fund or Global Bond Fund at the close of any taxable year consists of stock or securities of foreign corporations, the applicable Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received, and (ii) treat such respective pro rata portions as foreign income taxes paid by them.

         If the election is made, shareholders of the applicable Fund may then deduct such pro rata portions of foreign income taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. federal income taxes. Shareholders who do not itemize deductions for Federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by International Equity Fund or Global Bond Fund, although such shareholders will be required to include their shares of such taxes in gross income. Shareholders who claim a foreign tax credit for such foreign taxes may be required to treat a portion of dividends received from the relevant Fund as a separate category of income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year that International Equity Fund or Global Bond Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of foreign income taxes paid by the Fund and (ii) the portion of Fund dividends which represents income from each foreign country.

         Each Fund that invests in zero coupon securities or certain PIK or increasing rate securities and any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently) accrues income on such securities prior to the receipt of the corresponding cash payments. Each Fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid Federal income and excise taxes. Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

         Dividend Performers Fund, Active Bond Fund and Global Bond Fund may invest in debt obligations that are in the lower rating categories or are unrated, including debt obligations of issuers not currently paying interest as well as issuers who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Funds. Tax rules are not entirely clear about issues such as when the Funds may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by Dividend Performers Fund, Active Bond Fund and Global Bond Fund, in the event they invest in such securities, in order to ensure that they distribute sufficient income to preserve their status as regulated investment companies and to avoid becoming subject to Federal income or excise tax.

         With respect to each Fund that may enter into forwards, futures and options transactions, limitations imposed by the Code on regulated investment companies may restrict the Funds' ability to enter into such transactions. The options and futures transactions undertaken by a Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect their character as long-term or short-term and timing of some capital gains and losses realized by the Fund. Also, a Fund's losses on its transactions involving options and futures contracts and/or offsetting portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income. A Fund's foreign currency forward contracts may also be subject to certain of these rules in addition to the provisions of Section 988 of the Code, described above. These transactions may thereafter affect the amount, timing and character of the Funds' distributions to shareholders. The Funds will take into account the special tax rules applicable to options, futures and forward transactions in order to minimize any potential adverse tax consequences.

         Each Fund will be subject to a four percent nondeductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. Each Fund intends, under normal circumstances, to avoid liability for such tax by satisfying such distribution requirements.

         The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the exchange or redemption of Fund shares may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of the Fund in particular circumstances.

         Foreign investors not engaged in a U.S. trade or business with which their Fund investment is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above, including a possible 30% U.S. withholding tax (or lower treaty rate) on dividends representing ordinary income, and should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Funds.

         The Funds are not subject to Massachusetts corporate excise or franchise taxes. Provided that the Funds qualify as regulated investment companies under the Code, they will also not be required to pay any Massachusetts income tax.


X.  DESCRIPTION OF THE TRUST'S SHARES

         The Trustees of the Trust are responsible for the management and supervision of the Funds. The Declaration of Trust, dated October 31, 1994, as amended from time to time, permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Funds, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this SAI, the Trustees have authorized shares of twelve series. Additional series may be added in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Funds, or any other series of the Trust, into one or more classes. As of the date of this SAI, the Trustees have not authorized the issuance of additional classes of shares.

         Each share of a Fund represents an equal proportionate interest in the assets belonging to that Fund. When issued, shares are fully paid and nonassessable except as provided in the Prospectuses under the caption "Organization and Management of the Funds." In the event of liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares of the Trust are freely transferable and have no preemptive, subscription or conversion rights.

         In accordance with the provisions of the Declaration of Trust, the Trustees have initially determined that shares entitle their holders to one vote per share on any matter on which such shares are entitled to vote. The Trustees may determine in the future, without the vote or consent of shareholders, that each dollar of net asset value (number of shares owned times net asset value per share) will be entitled to one vote on any matter on which such shares are entitled to vote.

         Unless otherwise required by the 1940 Act or the Declaration of Trust, the Trust has no intention of holding annual meetings of shareholders. Trust shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

         Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the trust. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the Trust's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Liability is therefore limited to circumstances in which a Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

XI.  CALCULATION OF PERFORMANCE

YIELD

         A Fund's yield is computed by dividing its net investment income per share determined for a 30-day period by the maximum offering price per share on the last day of the period, according to the following standard formula:

                                                6
                        YIELD = 2 [( a - b = 1) - 1 ]
                                     -----
                                  [(  cd      )     ]

Where:

         a =      dividends and interest earned during the period.

         b =      net expenses accrued during the period.

         c = the average daily number of fund shares outstanding during the period that would be entitled to receive dividends.

         d = the maximum offering price per share on the last day of the period (NAV).

TOTAL RETURN

         A Fund's total return is computed by finding the average annual compounded rate of return over the indicated period that would equate the initial amount invested to the ending redeemable value according to the following formula:


                            -----
                  T =   \n/ ERV/P - 1

Where:

         P =      a hypothetical initial investment of $1,000.

         T =      average annual total return.

         n   =    number of years.

         ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the indicated period.

         This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

         In addition to average annual total returns, the Funds may quote unaveraged or cumulative total returns reflecting the change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period.

         From time to time, in reports and promotional literature, a Fund's total return will be ranked or compared to indices of mutual funds and bank deposit vehicles. Such indices may include Lipper Analytical Services, Inc.'s "Lipper-Mutual Performance Analysis," a monthly publication which tracks net assets and total return on equity mutual funds in the United States, as well as those published by Frank Russell, Callan Associates, Wilshire Associates and SEI.

         Performance rankings and ratings reported periodically in national financial publications including, but not limited to, Money magazine, Forbes, Business Week, The Wall Street Journal, Micropal, Inc., Morningstar, Stanger's, Barron's, Pensions & Investments, and Institutional Investor, will also be utilized.

         The performance of the Funds is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of any Fund for any period in the future. The performance of a Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease a Fund's performance.


XII.  BROKERAGE ALLOCATION

         Decisions concerning the purchase and sale of portfolio securities of the Funds are made by officers of the Trust pursuant to recommendations made by an investment policy committee of the Adviser, which consists of officers and directors of the Adviser, corresponding Subadviser (if applicable), officers and Trustees who are interested persons of the Trust. Orders for purchases and sales of securities are placed in a manner, which, in the opinion of the officers of the Trust, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market makers reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on such transactions.

         Each Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. The policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute a Fund's portfolio transactions.

         To the extent consistent with the foregoing, each Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser and corresponding Subadviser (if applicable) of the Funds. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser and corresponding Subadviser (if applicable). The receipt of research information is not expected to reduce significantly the expenses of the Adviser and Subadviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and, conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Funds. Similarly, research information and assistance provided to a Subadviser by brokers and dealers may benefit other advisory clients or affiliates of such Subadviser. The Funds will not make any commitment to allocate portfolio transactions upon any prescribed basis. While the Adviser, in connection with the corresponding Subadviser (if applicable), will be primarily responsible for the allocation of the Funds' brokerage business, the policies and practices of the Adviser in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Trustees.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934, each Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time.

         The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of John Hancock Freedom Securities Corporation and its subsidiaries, two of which, Tucker Anthony Incorporated and Sutro & Company, Inc., are broker-dealers. In addition, John Hancock Distributors, Inc., an indirect wholly-owned subsidiary of the Life Company, is a broker-dealer (together with Tucker Anthony Incorporated and Sutro & Company, "Affiliated Brokers"). Pursuant to procedures adopted by the Trustees consistent with the above policy of obtaining best net results, each Fund may execute portfolio transactions with or through the Affiliated Brokers.

         Any of the Affiliated Brokers may act as broker for the Funds on exchange transactions, subject, however, to the general policy of the Funds set forth above and the procedures adopted by the Trustees pursuant to the 1940 Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if a Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the 1940
Act) of the Funds, the Adviser, the corresponding Subadviser (if applicable) or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Brokers, and the corresponding Subadviser (if applicable), have, as investment advisers to the Funds, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria. The Funds will not effect principal transactions with Affiliated Brokers.

         Other investment advisory clients advised by the Adviser may also invest in the same securities as the Funds. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Funds. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other clients managed by it in order to obtain best execution.


XIII.  TRANSFER AGENT SERVICES

         John Hancock Investor Services Corporation, P.O. Box 9277, Boston, MA 02205-9277, a wholly-owned indirect subsidiary of the Life Company is the transfer and dividend paying agent for each Fund. Each Fund pays Investor Services an annual fee accrued daily of 0.05% of the its average daily net assets, plus certain out-of-pocket expenses.


XIV.  CUSTODY OF PORTFOLIO

         Portfolio securities of International Equity Fund and Global Bond Fund are held pursuant to a Master Custodian Agreement, as amended, between the Adviser and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. Portfolio securities of the other Funds are held pursuant to a Master Custodian Agreement, as amended, between the Adviser and Investors Bank & Trust Company, 24 Federal Street, Boston, Massachusetts 02205-9116. Under the Master Custodian Agreements, Investors Bank & Trust Company and State Street Bank and Trust Company perform custody, portfolio and fund accounting services for their respective Funds.

XV.  INDEPENDENT AUDITORS

         The independent accountants of the John Hancock Series Funds are Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts 02110. The independent accountants of the Independence Funds are Arthur Andersen LLP, One International Place, Boston, Massachusetts 02110-2640. Arthur Andersen LLP and Deloitte & Touche LLP audit and render opinions on their respective Funds' annual financial statements and review their respective Funds' annual Federal income tax returns.

                                   APPENDIX A

                      DESCRIPTION OF SECURITIES RATINGS(1)


MOODY'S INVESTORS SERVICE, INC.


Aaa:     Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:      Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A:       Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa:     Bonds which are rated Baa are considered as medium grade obligations
i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba:      Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B:       Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

[FN]
--------
(1) The ratings described here are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise these ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent those which would be given to these securities on the date of a Fund's fiscal year-end.



                                       A1

Caa:     Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

The ratings described here are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise these ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent those which would be given to these securities on the date of a Fund's fiscal year-end.

Ca:      Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:       Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

         1.       An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

NOTE: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

COMMERCIAL PAPER

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.



                                       A2

Issuers rated PRIME-1 or P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-I or P-1 repayment ability will often be evidenced by the following characteristics:

         -       Leading market positions in well established industries.

         -       High rates of return on funds employed.

         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2

Issuers (or supporting institutions) rated PRIME-2 (P-2) have a strong ability for repayment of senior short-term obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3

Issuers (or supporting institutions) rated PRIME-3 (P-3) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.


STANDARD & POOR'S RATINGS GROUP

INVESTMENT GRADE

AAA:     Debt rated AAA have the highest rating assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong.


                                       A3

AA:      Debt rated AA has a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A:       Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB:     Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB:      Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B:       Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC:     Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

CC:      The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.


                                       A4

C:       The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus of minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS: The letter "P" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L:       The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Saving & Loan Insurance Corp. or the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit the letter "L" indicates that the deposit, combined with other deposits, being held in the same right and capacity will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR:      NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

COMMERCIAL PAPER

Standard & Poor's describes its three highest ratings for commercial paper as follows:

A-1. This designation indicated that the degree of safety regarding timely payment is very strong.

A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3. Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                                    ********


                                       A5

NOTES: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. A Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in the evaluation of such bonds.

         Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.



                                       A6

                                   APPENDIX B

          ECONOMIC SECTORS IN WHICH MULTI-SECTOR GROWTH FUND MAY INVEST


As more fully described in the John Hancock Series Funds' Prospectus, Multi-Sector Growth Fund seeks to achieve its investment objective by varying the weight in of its portfolio among the following sixteen economic sectors:

1. AUTOMOTIVE AND HOUSING SECTOR: companies engaged in the design, production and sale of automobiles, automobile parts, mobile homes and related products, and in the design, construction, renovation and refurbishing of residential dwellings. The value of automobile industry securities is affected by foreign competition, consumer confidence, consumer debt and installment loan rates. The housing construction industry is affected by the level of consumer confidence, consumer debt, mortgage rates and the inflation outlook.

2. CONSUMER GOODS AND SERVICES SECTOR: companies engaged in providing consumer goods and services such as: the design, processing, production and storage of packaged, canned, bottled and frozen foods and beverages; and the design, production and sale of home furnishings, appliances, clothing, accessories, cosmetics and perfumes. Certain such companies are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Also, the success of food- and fashion-related products may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

3. DEFENSE AND AEROSPACE SECTOR: companies engaged in the research, manufacture or sale of products or services related to the defense and aerospace industries, such as: air transport; data processing or computer-related services; communications systems; military weapons and transportation; general aviation equipment, missiles, space launch vehicles and spacecraft; units for guidance, propulsion and control of flight vehicles; and airborne and ground-based equipment essential to the test, operation and maintenance of flight vehicles. Since such companies rely largely on U.S. (and other) governmental demand for their products and services, their financial conditions are heavily influenced by Federal (and other governmental) defense spending policies.

4. ENERGY SECTOR: companies in the energy field, including oil, gas, electricity and coal as well as nuclear, geothermal, oil shale and solar sources of energy. The business activities of companies comprising this sector may include: production, generation, transmission, marketing, control or measurement of energy or energy fuels; provision of component parts or services to companies engaged in such activities; energy research or experimentation; environmental activities related to the solution of energy problems; and activities resulting from technological advances or research discoveries in the energy field. The value of such companies' securities varies based on the price and supply of energy fuels and may be affected by events relating to international politics, energy conservation, the success of exploration projects, and the tax and other regulatory policies of various governments.



                                       B1

5. FINANCIAL SERVICES SECTOR: companies providing financial services to consumers and industry, such as: commercial banks and thrift institutions; consumer and industrial finance companies; securities brokerage companies; leasing companies; and firms in all segments of the insurance field (such as multiline, property and casualty, and life insurance). These kinds of companies are subject to extensive governmental regulations, some of which regulations are currently being studied by Congress. The profitability of these groups may fluctuate significantly as a result of volatile interest rates and general economic conditions.

6. HEALTH CARE SECTOR: companies engaged in the design, manufacture or sale of products or services used in connection with health care or medicine, such as: pharmaceutical companies; firms that design, manufacture, sell or supply medical, dental and optical products, hardware or services; companies involved in biotechnology, medical diagnostic and biochemical research and development; and companies involved in the operation of health care facilities. Many of these companies are subject to government regulations, which could affect the price and availability of their products and services. Also, products and services in this sector could quickly become obsolete.

7. HEAVY INDUSTRY SECTOR: companies engaged in the research, development, manufacture or marketing of products, processes or services related to the agriculture, chemicals, containers, forest products, non-ferrous metals, steel and pollution control industries, such as: synthetic and natural materials, for example, chemicals, plastics, fertilizers, gases, fibers, flavorings and fragrances; paper, wood products; steel and cement. Certain companies in this sector are subject to regulation by state and Federal authorities, which could require alteration or cessation of production of a product, payment of fines or cleaning of a disposal site. In addition, since some of the materials and processes used by these companies involve hazardous components, there are risks associated with their production, handling and disposal. The risk of product obsolescence is also present.

8. LEISURE AND ENTERTAINMENT SECTOR: companies engaged in the design, production or distribution of goods or services in the leisure industry, such as: television and radio broadcast or manufacture; motion picture and photography; recordings and musical instruments; publishing; sporting goods, camping and recreational equipment; sports arenas; toys and games; amusement and theme parks; travel-related services and airlines; hotels and motels; fast food and other restaurants; and gaming casinos. Many products produced by companies in this sector - for example, video and electronic games - may quickly become obsolete.

9. MACHINERY AND EQUIPMENT SECTOR: companies engaged in the research, development or manufacture of products, processes or services relating to electrical equipment, machinery, pollution control and construction services, such as: transformers, motors, turbines, hand tools, earth-moving equipment and waste disposal services. The profitability of most companies in this group may fluctuate significantly in response to capital spending and general economic conditions. Since some of the materials and processes used by these companies involve hazardous components, there are risks associated with their production, handling and disposal. The risk of product obsolescence is also present.



                                       B2

10. PRECIOUS METALS SECTOR: companies engaged in exploration, mining, processing or dealing in gold, silver, platinum, diamonds or other precious metals or companies which, in turn, invest in companies engaged in these activities. A significant portion of this sector may be represented by securities of foreign companies, and investors should understand the special risks related to such an investment emphasis. Also, such securities depend heavily on prices in metals, some of which may experience extreme price volatility based on international economic and political developments.

11. RETAILING SECTOR: companies engaged in the retail distribution of home furnishings, food products, clothing, pharmaceuticals, leisure products and other consumer goods, such as: department stores; supermarkets; and retail chains specializing in particular items such as shoes, toys or pharmaceuticals. The value of securities in this sector will fluctuate based on consumer spending patterns, which depend on inflation and interest rates, level of consumer debt and seasonal shopping habits. The success or failure of a particular company in this highly competitive sector will depend on such company's ability to predict rapidly changing consumer tastes.

12. TECHNOLOGY SECTOR: companies which are expected to have or develop products, processes or services which will provide or will benefit significantly from technological advances and improvements or future automation trends in the office and factory, such as: semiconductors; computers and peripheral equipment; scientific instruments; computer software; telecommunications; and electronic components, instruments and systems. Such companies are sensitive to foreign competition and import tariffs. Also, many products produced by companies in this sector may quickly become obsolete.

13. TRANSPORTATION SECTOR: companies involved in the provision of transportation of people and products, such as airlines, railroads and trucking firms. Revenues of companies in this sector will be affected by fluctuations in fuel prices resulting from domestic and international events, and government regulation of fares.

14. UTILITIES SECTOR: companies in the public utilities industry and companies deriving a substantial majority of their revenues through supplying public utilities such as: companies engaged in the manufacture, production, generation, transmission and sale of gas and electric energy; and companies engaged in the communications field, including telephone, telegraph, satellite, microwave and the provision of other communications facilities to the public. The gas and electric public utilities industries are subject to various uncertainties, including the outcome of political issues concerning the environment, price of fuel for electric generation, availability of natural gas, and risks associated with the construction and operation of nuclear power facilities.

15. FOREIGN SECTOR: companies whose primary business activity takes place outside of the Untied States. The securities of foreign companies would be heavily influenced by the strength of national economies, inflation levels and the value of the U.S. dollar versus foreign currencies. Investments in the Foreign Sector will be subject to certain risks not generally associated with domestic investments. Such investments may be favorably or unfavorably affected by changes in interest rates, currency exchange rates and exchange control regulations, and costs may be incurred in connection with conversions



                                       B3
between currencies. In addition, investments in foreign countries could be affected by less favorable tax provisions, less publicly available information, less securities regulations, political or social instability, limitations on the removal of funds or other assets of the Fund, expropriation of assets, diplomatic developments adverse to U.S. investments and difficulties in enforcing contractual obligations.

16. ENVIRONMENTAL SECTOR: companies that are engaged in the research, development, manufacture or distribution of products, processes or services related to pollution control, waste management or pollution/waste remediation, or that provide alternative energies such as natural gas, water utilities and clean renewable fuels such as solar, geothermal and hydropower, various technologies that make coal burning cleaner, notably scrubbers, emission monitoring and control equipment, biodegradable products and materials, or new biotechnological products favoring the environment such as non-chemical pesticides. These companies may have broadly-diversified business segments or lines of business, only one or several of which are in the environmental sector.


                                       B4

                               John Hancock Funds






                            INDEPENDENCE DIVERSIFIED
                              CORE EQUITY FUND II




                                 June 30, 1995

 John Hancock Funds - John Hancock Independence Diversified Core Equity Fund II

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1995 (Unaudited)
------------------------------------------------------------------------------
ASSETS:
Investments at value - Note C:
Common stocks (cost - $82,883,935)                                 $83,693,375
Short-term investments (cost - $1,519,485)                           1,519,485
Corporate savings account                                              120,098
                                                                   -----------
                                                                    85,332,958

Receivable for shares sold                                              42,214
Dividends receivable                                                   113,461
Foreign tax receivable                                                     887
Receivable from John Hancock Advisers, Inc. - Note B                    27,618
Deferred organization expenses - Note A                                 37,880
                                                                   -----------
                             Total Assets                           85,555,018
                             -------------------------------------------------
LIABILITIES:
Payable to John Hancock Advisers, Inc.
 and affiliates - Note B                                                58,684
Accounts payable and accrued expenses                                   29,730
                                                                   -----------
                             Total Liabilities                          88,414
                             -------------------------------------------------
NET ASSETS:
Capital paid-in                                                     84,597,361
Accumulated net realized gain on investments                            11,947
Net unrealized appreciation of investments                             809,440
Undistributed net investment income                                     47,856
                                                                   -----------
                             Net Assets                            $85,466,604
                             =================================================
NET ASSET VALUE PER SHARE:
(based on 9,196,707
shares of beneficial interest outstanding - unlimited number
of shares authorized with no par value)                            $      9.29
                                                                   ===========





                        SEE NOTES TO FINANCIAL STATEMENTS

 John Hancock Funds - John Hancock Independence Diversified Core Equity Fund II

STATEMENT OF OPERATIONS
For the period March 10, 1995 (commencement of operations) to June 30, 1995 (Unaudited)

--------------------------------------------------------------------------------
Investment Income:
Dividend                                                                $136,364
Interest                                                                  13,271
                                                                        --------
                                                                         149,635

EXPENSES:
Investment management fee - Note B                                        16,682
Custodian fee                                                             15,094
Registration and filing fees                                               6,634
Printing                                                                   3,140
Organization expense - Note A                                              2,498
Auditing fee                                                               2,388
Transfer agent fee                                                         1,624
Trustees' fees                                                             1,369
Miscellaneous                                                                589
Legal fees                                                                   516
                                                                        --------
                   Total Expenses                                         50,534
                   Less expenses reimbursable by
                   John Hancock Advisers, Inc. - Note B                  (27,618)
                                                                        --------
                   Net Expenses                                           22,916
                                                                        --------
                   Net Investment Income                                 126,719
                                                                        --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
       Net realized gain on investments                                   11,947
       Change in net unrealized appreciation/
       depreciation of investments                                       809,440
                                                                        --------
                   Net Realized and Unrealized Gain
                   on Investments                                        821,387
                                                                        --------
                   Net Increase in Net Assets
                   Resulting from Operations                            $948,106
                   =============================================================






                       SEE NOTES TO FINANCIAL STATEMENTS

 John Hancock Funds - John Hancock Independence Diversified Core Equity Fund II

Statement of Changes in Net Assets

----------------------------------------------------------------------------------------------
                                                                               FOR THE PERIOD
                                                                               MARCH 10, 1995
                                                                              (COMMENCEMENT OF
                                                                               OPERATIONS) TO
                                                                               JUNE 30, 1995
                                                                                 (UNAUDITED)
                                                                                 -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income                                                          $    126,719
Net realized gain on investments                                                     11,947
Change in net unrealized appreciation/depreciation of investments                   809,440
                                                                               ------------
     Net Increase in Net Assets from Operations                                     948,106

DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income ($0.0176 per share)                            (78,863)
                                                                               ------------
FROM FUND SHARE TRANSACTIONS - NET*                                              84,597,361

NET ASSETS:
Beginning of period                                                                    --
                                                                               ------------
End of period (including undistributed net investment income of $47,856)       $ 85,466,604
                                                                               ============

*ANALYSIS OF FUND SHARE TRANSACTIONS:

                                                                       FOR THE PERIOD MARCH 10, 1995
                                                                       (COMMENCEMENT OF OPERATIONS)
                                                                              TO JUNE 30, 1995
                                                                                 (UNAUDITED)
                                                                       ------------------------------
                                                                         SHARES             AMOUNT
                                                                         ------             ------
Shares sold                                                             9,222,587        $ 84,837,970
Shares issued to shareholders in reinvestment of distributions              8,426              78,863
                                                                       ------------------------------
                                                                        9,231,013          84,916,833
Less shares repurchased                                                   (34,306)           (319,472)
                                                                       ------------------------------
Net increase                                                            9,196,707        $ 84,597,361
                                                                       ==============================







                        SEE NOTES TO FINANCIAL STATEMENTS

 John Hancock Funds - John Hancock Independence Diversified Core Equity Fund II

The Fund's Financial Highlights

The following table includes selected data for a share outstanding throughout the period, total investment return, key ratios and supplemental data.


                                                                      FOR THE PERIOD MARCH 10, 1995
                                                                       (COMMENCEMENT OF OPERATIONS)
                                                                             TO JUNE 30, 1995
                                                                                (UNAUDITED)
                                                                       ------------------------------
Per Share Operating Performance
      Net Asset Value, Beginning of Period                                       $  8.50       (b)
                                                                               --------------
      Net Investment Income                                                         0.03
      Net Realized and Unrealized Gain on Investments                               0.78
                                                                               --------------
         Total from Investment Operations                                           0.81
      Less Distributions:
      Dividends from Net Investment Income                                         (0.02)
                                                                               --------------
      Net Asset Value, End of Period                                             $  9.29
                                                                               ==============
      Total Investment Return at Net Asset Value (d)                                9.50%      (c)

Ratios and Supplemental Data
      Net Assets, End of Period (000's omitted)                                  $85,467
      Ratio of Expenses to Average Net Assets                                     0.70%        *
      Ratio of Adjusted Expenses to Average Net Assets (a) (e)                    1.54%        *
      Ratio of Net Investment Income to Average Net Assets                        3.87%        *
      Ratio of Adjusted Net Investment Income to Average Net Assets (a) (e)       3.03%        *
      Portfolio Turnover Rate                                                       2%


* On an annualized basis.
(a) On an unreimbursed basis.
(b) Initial price to commence operations.
(c) Not annualized.
(d) Without the reimbursement, total investment return would have been lower.
(e) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net investment income as a percentage of average net assets is expected to increase as the net assets of the Fund grow.


                        SEE NOTES TO FINANCIAL HIGHLIGHTS

       John Hancock Funds - Independence Diversified Core Equity Fund II


SCHEDULE OF INVESTMENTS
June 30, 1995 (Unaudited)

                                                        MARKET
ISSUER, DESCRIPTION             NUMBER OF SHARES         VALUE
-------------------             ----------------         -----
 COMMON STOCKS

 AEROSPACE(1.29%)

Lockheed Martin Corp.                 7,200              454,500
Raytheon Co.                          8,300              644,287
                                                       ---------
                                                       1,098,787
                                                       ---------

 AUTOMOBILE/TRUCK(1.22%)

Chrysler Corp.                          200                9,575
Dana Corp.                           18,700              535,287
Eaton Corp.                           8,500              494,063
                                                       ---------
                                                       1,038,925
                                                       ---------
 BANKS(5.84%)

Barnett Banks, Inc.                   6,800              348,500
Chemical Banking Corp.               15,800              746,550
Citicorp                             24,200            1,400,575
First Interstate Bancorp              8,200              658,050
First Union Corp.                     7,100              321,275
Fleet Financial Group, Inc.           9,000              334,125
NationsBank Corp.                    22,000            1,179,750
                                                       ---------
                                                       4,988,825
                                                       ---------
 BEVERAGES(3.17%)

Anheuser-Busch Cos., Inc.             4,900              278,687
Coca-Cola Co. (The)                  13,700              873,375
PepsiCo, Inc                         34,200            1,560,375
                                                       ---------
                                                       2,712,437
                                                       ---------
 BIOMEDICS/GENETICS(0.65%)

Amgen, Inc.**                         6,900              555,019
                                                       ---------

 BROADCASTING(1.31%)

Walt Disney Co., (The)               20,100            1,118,063
                                                       ---------


                       SEE NOTES TO FINANCIAL STATEMENTS

       John Hancock Funds - Independence Diversified Core Equity Fund II


SCHEDULE OF INVESTMENTS
June 30, 1995 (Unaudited)

                                                                    MARKET
ISSUER, DESCRIPTION                     NUMBER OF SHARES            VALUE
-------------------                     ----------------            -----
 BUILDING PRODUCTS(2.38%)

Home Depot, Inc. (The)                         21,100               857,187
Weyerhauser Co.                                24,900             1,173,413
                                                                  ---------
                                                                  2,030,600
                                                                  ---------
 CHEMICALS(3.26%)

Eastman Chemical Co.                            5,600               333,200
Hercules, Inc.                                 13,300               648,375
Monsanto Co.                                    3,500               315,437
Morton International, Inc.                     21,600               631,800
PPG Industries, Inc.                           19,900               855,700
                                                                  ---------
                                                                  2,784,512
                                                                  ---------
 COMPUTERS(3.89%)

Cabletron Systems, Inc.**                         200                10,650
Ceridian Corp.**                               10,800               398,250
International Business Machines Corp.          25,300             2,428,800
Microsoft Corp.**                               5,200               469,950
Tandem Computers, Inc.**                        1,100                17,738
                                                                  ---------
                                                                  3,325,388
                                                                  ---------
 COSMETICS & TOILETRIES(0.30%)

Avon Products, Inc.                             3,900               261,300
                                                                  ---------

 DIVERSIFIED OPERATIONS(9.87%)

AlliedSignal, Inc.                                300                13,350
Dial Corp.                                      8,000               198,000
Du Pont (E.I.) De Nemours & Co.                37,300             2,564,375
General Electric Co.                           61,000             3,438,875
Tenneco Inc.                                   28,100             1,292,600
Textron Inc.                                    7,400               430,125
Whitman Corp.                                  25,600               496,000
                                                                  ---------
                                                                  8,433,325
                                                                  ---------


                       SEE NOTES TO FINANCIAL STATEMENTS

       John Hancock Funds - Independence Diversified Core Equity Fund II

SCHEDULE OF INVESTMENTS
June 30, 1995 (Unaudited)

                                                                        MARKET
ISSUER, DESCRIPTION                               NUMBER OF SHARES      VALUE
-------------------                               ----------------      -----
 DRUGS (4.20%)

Abbott Laboratories                                         600          24,300
Bristol-Myers Squibb Co.                                 27,100       1,846,187
Merck & Co., Inc.                                        22,800       1,117,200
Schering-Plough Corp.                                    10,800         476,550
Warner-Lambert Co.                                        1,500         129,563
                                                                      ---------
                                                                      3,593,800
                                                                      ---------
 ELECTRONICS (6.74%)

Hewlett-Packard Co.                                       9,900         737,550
Intel Corp.                                              33,300       2,108,306
Lam Research Corp.**                                     10,000         640,000
Parker-Hannifin Corp.                                    43,050       1,560,563
Teradyne, Inc.**                                          7,500         490,313
Texas Instruments, Inc.                                   1,700         227,588
                                                                      ---------
                                                                      5,764,320
                                                                      ---------
 FINANCE (3.38%)

American Express Co.                                     39,600       1,390,950
Dean Witter Discover & Co.                               25,100       1,179,700
Equifax, Inc.                                             3,100         103,463
MBNA Corp.                                                  300          10,125
Ryder System, Inc.                                        8,500         202,937
                                                                      ---------
                                                                      2,887,175
                                                                      ---------
 FOODS (2.53%)

Archer Daniels Midland Co.                               28,300         527,087
Sara Lee Corp.                                           26,700         760,950
Unilever N.V                                              6,700         871,838
                                                                      ---------
                                                                      2,159,875
                                                                      ---------
 HEALTHCARE (1.01%)

Columbia/HCA Healthcare Corp.                            15,000         648,750
Health Management Associates, Inc.  (Class A)**           7,400         216,450
                                                                      ---------
                                                                        865,200
                                                                      ---------


                       SEE NOTES TO FINANCIAL STATEMENTS

       John Hancock Funds - Independence Diversified Core Equity Fund II

SCHEDULE OF INVESTMENTS
June 30, 1995 (Unaudited)

                                                                    MARKET
ISSUER, DESCRIPTION                     NUMBER OF SHARES            VALUE
-------------------                     ----------------            -----
 INSURANCE (3.88%)

Aetna Life & Casualty Co.                        700                44,012
Allstate Corp.                                24,800               734,700
Cigna Corp.                                    9,600               745,200
Lincoln National Corp.                        27,500             1,203,125
Marsh & McLennan Cos., Inc.                    4,800               389,400
St. Paul Cos., Inc.                            4,000               197,000
                                                                 ---------
                                                                 3,313,437
                                                                 ---------
 MACHINERY (0.74%)

Millipore Corp.                                9,400               634,500
                                                                 ---------

 MEDICAL/DENTAL (4.04%)

Baxter International, Inc.                    17,100               622,013
Johnson & Johnson                             24,400             1,650,050
Medtronic Inc.                                 7,400               570,725
Pfizer, Inc.                                   6,600               609,675
                                                                 ---------
                                                                 3,452,463
                                                                 ---------
 METALS (1.60%)

Phelps Dodge Corp.                            23,200             1,368,800
                                                                 ---------

 OFFICE EQUIPMENT & SUPPLIES (1.49%)

Xerox Corp.                                   10,900             1,278,025
                                                                 ---------

 OIL & GAS (9.05%)

Amoco Corp.                                   23,100             1,539,037
Anadarko Petroleum Corp.                      13,700               590,813
Chevron Corp.                                 11,800               550,175
Exxon Corp.                                   11,000               776,875
Imperial Oil Ltd                              19,500               723,937
Mobil Corp.                                   18,000             1,728,000
Panhandle Eastern Corp.                       21,500               524,063
Phillips Petroleum Co.                        39,000             1,301,625
                                                                 ---------
                                                                 7,734,525
                                                                 ---------




                       SEE NOTES TO FINANCIAL STATEMENTS

       John Hancock Funds - Independence Diversified Core Equity Fund II

SCHEDULE OF INVESTMENTS
June 30, 1995 (Unaudited)

                                                                        MARKET
ISSUER, DESCRIPTION                                 NUMBER OF SHARES     VALUE
-------------------                                 ----------------     -----
 PAPER (2.79%)

Georgia Pacific Corp.                                      4,900         425,075
International Paper Co.                                      800          68,600
Mead Corp.                                                20,500       1,217,187
Willamette Industries, Inc.                               12,100         671,550
                                                                       ---------
                                                                       2,382,412
                                                                       ---------
 PHOTO EQUIPMENT (0.79%)

Eastman Kodak Co.                                         11,100         672,937
                                                                       ---------

 RETAIL (5.10%)

Albertson's Inc.                                          26,900         800,275
Gap, Inc. (The)                                            2,800          97,650
Price/Costco Inc.**                                       36,300         589,875
Sears, Roebuck & Co.                                      34,100       2,041,738
Toys "R" Us, Inc.**                                          400          11,700
Wal-Mart Stores, Inc.                                     30,700         821,225
                                                                       ---------
                                                                       4,362,463
                                                                       ---------
 RUBBER (0.84%)

Goodyear Tire & Rubber Co.                                17,500         721,875
                                                                       ---------

 SOAP & CLEANING PREPARATIONS (0.39%)

Proctor & Gamble Co. (The)                                 4,700         337,813
                                                                       ---------

 STEEL (0.48%)

British Steel, PLC, American Depositary Receipt           14,800         410,700
                                                                       ---------

 TELECOMMUNICATIONS (4.12%)

AT & T Corp.                                              49,900       2,650,937
SBC Communications, Inc.                                  18,200         866,775
                                                                       ---------
                                                                       3,517,712
                                                                       ---------


                       SEE NOTES TO FINANCIAL STATEMENTS

       John Hancock Funds - Independence Diversified Core Equity Fund II

SCHEDULE OF INVESTMENTS
June 30, 1995 (Unaudited)

                                                              MARKET
ISSUER, DESCRIPTION                     NUMBER OF SHARES      VALUE
-------------------                     ----------------      -----
 TOBACCO (3.47%)

Philip Morris Cos.,  Inc.                   28,900          2,149,437
UST, Inc.                                   27,400            815,150
                                                           ----------
                                                            2,964,587
                                                           ----------
 TRANSPORTATION (0.75%)

Conrail, Inc.                                3,300            183,563
Delta Air Lines, Inc.                          100              7,375
UAL Corp.**                                  3,200            448,800
                                                           ----------
                                                              639,738
                                                           ----------
 UTILITIES (7.35%)

Ameritech Corp.                             17,200            756,800
GTE Corp.                                   53,200          1,815,450
Pacific Gas & Electric Co.                  74,500          2,160,500
Peco Energy Co.                              9,500            262,437
Unicom Corp.                                48,400          1,288,650
                                                           ----------
                                                            6,283,837
                                                           ----------
                 TOTAL COMMON STOCKS
                 (Cost $82,883,935)      (97.92%)          83,693,375
                                         ======            ==========


                       SEE NOTES TO FINANCIAL STATEMENTS

       John Hancock Funds - Independence Diversified Core Equity Fund II

                                                 INTEREST         PAR VALUE              MARKET
 SHORT-TERM INVESTMENTS                          RATE          (000'S OMITTED)           VALUE
 ----------------------                          ----          ---------------           -----
SHORT-TERM NOTES (1.78%)
Federal Home Loan Bank, 07-03-95                 6.10%                   1,520          $1,519,485
                                                                                       -----------

 CORPORATE SAVINGS ACCOUNT (0.14%)

  Investors Bank & Trust Company
  Daily Interest Savings Account

  Current Rate   3.00%                                                                    $120,098
                                                                                       -----------

              TOTAL SHORT-TERM INVESTMENTS                               (1.92%)        $1,639,583
                                                                        ------         -----------
                           TOTAL INVESTMENTS                            (99.84%)       $85,332,958
                                                                        ======         ===========


                       SEE NOTES TO FINANCIAL STATEMENTS

                         NOTES TO FINANCIAL STATEMENTS
           JOHN HANCOCK INDEPENDENCE DIVERSIFIED CORE EQUITY FUND II

(UNAUDITED)
NOTE A -
ACCOUNTING POLICIES

John Hancock Independence Diversified Core Equity Fund II (the "Fund"), a separate portfolio of John Hancock Institutional Series Trust (the "Trust"), is an open-end management investment company, registered under the Investment Company Act of 1940. The Trust organized as a Massachusetts business trust in 1994, consists of eleven series portfolios: the Fund, John Hancock Multi-Sector Growth Fund, John Hancock Active Bond Fund, John Hancock Dividend Performers Fund, John Hancock Fundamental Value Fund, John Hancock Global Bond Fund, John Hancock International Equity Fund, John Hancock Independence Balanced Fund, John Hancock Independence Growth Fund, John Hancock Independence Medium Capitalization Fund and John Hancock Independence Value Fund. Prior to September 12, 1995, John Hancock Multi-Sector Growth Fund was known as John Hancock Sector Opportunity Fund, John Hancock Active Bond Fund was known as John Hancock Berkeley Bond Fund, John Hancock Dividend Performers Fund was known as John Hancock Berkeley Dividend Performers Fund, John Hancock Fundamental Value Fund was known as John Hancock Berkeley Fundamental Value Fund, John Hancock Global Bond Fund was known as John Hancock Berkeley Global Bond Fund and John Hancock International Equity Fund was known as John Hancock Berkeley Overseas Growth Fund. Each Fund currently has one class of shares with equal rights as to voting, redemption, dividends and liquidation within their respective Fund. The Trustees may authorize the creation of additional portfolio's from time to time to satisfy various investment objectives.

    Significant accounting policies of the Fund as are follows:

VALUATION OF INVESTMENTS. Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, a fair value as determined in a good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value.

JOINT REPURCHASE AGREEMENT. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS. Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. It is not subject to Federal income tax on taxable earnings which are distributed to shareholders.

DIVIDENDS, DISTRIBUTIONS AND INTEREST. Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes which are accrued as applicable.

    The Fund records all distributions to shareholders from net investment income and realized gains on the ex-divided date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

EXPENSES. The majority of the expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Fund.

                         NOTES TO FINANCIAL STATEMENTS
           JOHN HANCOCK INDEPENDENCE DIVERSIFIED CORE EQUITY FUND II

ORGANIZATION EXPENSE. Expenses incurred in connection with the organization of the Fund have been capitalized and will be charged to the Fund's operations ratably over a five-year period that will begin with the commencement of investment operations of the Fund.

    In the event that any of the initial shares are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of the then unamortized organization expense in the same proportion as the number of the initial shares redeemed bears to the number of the initial shares outstanding at the time of such redemption.

NOTE B-
MANAGEMENT FEE, AND
TRANSACTIONS WITH AFFILIATES AND OTHERS

    The Adviser is responsible for managing the Fund's investment business affairs and overseeing the investment activities of the sub-adviser. The adviser has a sub-investment management contract with Independence Investment Associates, Inc. (the "Sub-Adviser"), under which the sub-adviser, subject to the review of the Trustees and the over-all supervision of the Adviser, provides the Fund with investment services and advice with respect to investment transactions. Under the present investment management contract, the Fund pays a monthly management fee to the Adviser, equivalent on an annual basis of 0.50% of the Fund's average daily net asset value. The Adviser pays the Sub-Adviser a monthly management fee, equivalent on an annual basis, of 0.80% of the advisory fee payable on the Fund's average daily net assets. The Fund is not responsible for payment of the Sub-Adviser's fee.

    In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, are in excess of the most restrictive state limit where the Fund is registered to sell shares of beneficial interest, the fee payable to the Adviser will be reduced to the extent of such excess, and the Adviser will make additional arrangements necessary to eliminate any remaining excess expenses. The current limits are 2.5% of the first $30,000,000 of the Fund's average daily net assets, 2.0% of the next $70,000,000 and 1.5% of the remaining average daily net assets.

    The Adviser has agreed to limit Fund expenses further to the extent required to prevent expenses from exceeding 0.70% of the Fund's average daily net assets. Accordingly, the reduction in the Adviser's fee amounted to $27,618 for the period ended June 30, 1995. The Adviser reserves the right to terminate this fee reduction limitation in the future.

    The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly-owned subsidiary of the Adviser. For the period ended June 30, 1995, all sales of shares of beneficial interest were sold at net asset value. The Fund pays all expenses of printing prospectuses and other sales literature, all fees and expenses in connection with qualification as a dealer in various states, and all other expenses in connection with the sale and offering for sale of the shares of the Fund which have not been herein specifically allocated to the Trust.

    The Fund has a transfer agent agreement with John Hancock Investor Services Corporation ("Investor Services"), a wholly-owned subsidiary of The Berkeley Financial Group. The Fund pays Investor Services a monthly transfer agent fee equivalent, on an annual basis, to 0.05% of the Fund's average daily net asset value, plus out-of-pocket expenses incurred by Investor Services on behalf of the Fund for proxy mailings.

    Messrs. Edward J. Boudreau, Jr., Richard S. Scipione and Thomas W.L. Cameron are directors and/or officers of the Adviser, and/or its affiliates as well as Trustees of the Fund. The Adviser or an affiliated party owns 201,739 shares of beneficial interest of the Fund. The compensation of unaffiliated Trustees is borne by the Fund.

                         NOTES TO FINANCIAL STATEMENTS
           JOHN HANCOCK INDEPENDENCE DIVERSIFIED CORE EQUITY FUND II


NOTE C-
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended June 30, 1995, aggregated $83,394,050 and $522,062, respectively. There were no purchases or sales of the U.S. government and its agencies during the period ended June 30, 1995.

    The cost of investments owned at June 30, 1995, (excluding the corporate savings account), for Federal income tax purposes was $84,403,420. Gross unrealized appreciation and depreciation of investments aggregated $1,616,644 and $807,204, respectively, resulting in net unrealized appreciation of $809,440.

                               John Hancock Funds



                              INSTITUTIONAL SERIES
                                      TRUST


                            Dividend Performers Fund
                                Active Bond Fund
                                Global Bond Fund
                            Multi-Sector Growth Fund
                             Fundamental Value Fund
                            International Equity Fund





                                  June 30, 1995

John Hancock Funds - Institutional Series Trust

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1995 (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          DIVIDEND         ACTIVE
                                                                                                         PERFORMERS         BOND
ASSETS:                                                                                                     FUND            FUND
                                                                                                         ----------      ----------
 Investments at value - Note C:
  Common and preferred stocks (cost - $2,521,860 and none, respectively)                                 $2,609,253       --
  United States government obligations (cost - $302,641 and none, respectively)                             302,141       --
  Short-term investments (cost - $249,915 and $1,144,612, respectively)                                     249,915      $1,144,612
  Corporate savings account                                                                                   6,659           2,911
                                                                                                         ----------      ----------

                                                                                                          3,167,968       1,147,523
 Interest receivable                                                                                          5,587       --
 Dividends receivable                                                                                         4,880       --
 Deferred organization expenses - Note A                                                                     39,743          39,657
 Receivable from John Hancock Advisers, Inc. - Note B                                                        23,896          13,420
                                                                                                         ----------      ----------
                      Total Assets                                                                        3,242,074       1,200,600
                      -------------------------------------------------------------------------------------------------------------
LIABILITIES:
 Dividend payable                                                                                         --                    172
 Payable to John Hancock Advisers, Inc. and affiliates - Note B                                              46,560          41,899
 Accounts payable and accrued expenses                                                                       22,721          12,919
                                                                                                         ----------      ----------
                      Total Liabilities                                                                      69,281          54,990
                      -------------------------------------------------------------------------------------------------------------
NET ASSETS:
 Capital paid-in                                                                                          3,085,709       1,145,608
 Net unrealized appreciation of investments                                                                  86,893       --
 Undistributed net investment income                                                                            191               2
                                                                                                         ----------
                      Net Assets                                                                         $3,172,793      $1,145,610
                      =============================================================================================================

NET ASSET VALUE PER SHARE
                      (based on 362,997 and 134,777 shares, respectively, of
                      beneficial interest outstanding - unlimited number of shares authorized
                      with no par value)                                                                      $8.74           $8.50
                      =============================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

John Hancock Funds - Institutional Series Trust

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1995 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   GLOBAL           MULTI - SECTOR
                                                                                                    BOND                GROWTH
ASSETS:                                                                                             FUND                 FUND
                                                                                                  -------           --------------
 Investments at value - Note C:
  Common stocks (cost - none and $1,879,348, respectively)                                         --                   $1,874,450
 Cash                                                                                             $18,080                --
 Receivable for investments sold                                                                   --                      156,840
 Dividends receivable                                                                              --                          239
 Deferred organization expenses - Note A                                                           39,833                   42,044
 Receivable from John Hancock Advisers, Inc. - Note B                                              13,557                   16,618
                                                                                                  -------               ----------
                      Total Assets                                                                 71,470                2,090,191
                      ------------------------------------------------------------------------------------------------------------
LIABILITIES:
 Temporary overdraft of cash                                                                       --                       78,287
 Payable for investments purchased                                                                 --                       50,742
 Payable to John Hancock Advisers, Inc. and affiliates - Note B                                    41,484                   45,337
 Accounts payable and accrued expenses                                                             11,928                   14,933
                                                                                                  -------               ----------
                      Total Liabilities                                                            53,412                  189,299
                      ------------------------------------------------------------------------------------------------------------
NET ASSETS:
 Capital paid-in                                                                                   18,058                1,904,857
 Accumulated net realized loss on investments and foreign currency transactions                    --                       (5,089)
 Net unrealized depreciation of investments                                                        --                       (4,898)
 Accumulated net investment income                                                                 --                        6,022
                                                                                                  -------               ----------
                      Net Assets                                                                  $18,058               $1,900,892
                      ============================================================================================================

NET ASSET VALUE PER SHARE
                      (based on 2,125 and 221,744 shares, respectively, of
                      beneficial interest outstanding - unlimited number of shares authorized
                      with no par value)                                                            $8.50                    $8.57
                      ============================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

John Hancock Funds - Institutional Series Trust

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1995 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   FUNDAMENTAL         INTERNATIONAL
                                                                                                      VALUE                EQUITY
ASSETS:                                                                                                FUND                 FUND
                                                                                                   -----------         -------------
 Investments at value - Note C:
  Common stocks (cost - $509,893 and $707,380,respectively)                                           $515,041              $713,306
  Short-term investments (cost - $69,976 and $189,936, respectively)                                    69,976               189,936
  Corporate savings account                                                                              4,981               --
                                                                                                      --------              --------
                                                                                                       589,998               903,242
 Cash                                                                                                  --                      8,991
 Interest receivable                                                                                   --                        345
 Dividends receivable                                                                                      959                   839
 Deferred organization expenses - Note A                                                                40,114                39,657
 Receivable from John Hancock Advisers, Inc. - Note B                                                   13,582                18,891
                                                                                                      --------              --------
                      Total Assets                                                                     644,653               971,965
                      --------------------------------------------------------------------------------------------------------------
LIABILITIES:
 Foreign tax payable                                                                                   --                        135
 Payable for investments purchased                                                                      10,564               --
 Payable to John Hancock Advisers, Inc. and affiliates - Note B                                         42,510                43,923
 Accounts payable and accrued expenses                                                                  12,135                17,086
                                                                                                      --------              --------
                      Total Liabilities                                                                 65,209                61,144
NET ASSETS:           --------------------------------------------------------------------------------------------------------------
 Capital paid-in                                                                                       574,328               897,364
 Accumulated net realized loss on investments and foreign currency transactions                        --                       (19)
 Net unrealized appreciation of investments                                                              5,148                 5,926
 Accumulated net investment income/(Distributions in excess of net investment income)                      (32)                7,550
                                                                                                      --------              --------
                      Net Assets                                                                      $579,444              $910,821
                      ==============================================================================================================
NET ASSET VALUE PER SHARE
                      (based on 67,471 and 105,386 shares, respectively, of
                      beneficial interest outstanding - unlimited number of shares authorized
                      with no par value)                                                                 $8.59                 $8.64
                      ==============================================================================================================



                       SEE NOTES TO FINANCIAL STATEMENTS

John Hancock Funds - Institutional Series Trust
STATEMENT OF OPERATIONS
Period ended June 30, 1995* (Unaudited)

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                  GLOBAL            MULTI-SECTOR
                                                                                                   BOND                GROWTH
                                                                                                   FUND                 FUND
                                                                                                 --------          --------------
INVESTMENT INCOME:
 Interest                                                                                        $    106                $  7,392
 Dividends (net of foreign withholding tax of none and $25, respectively)                             --                      239
                                                                                                 --------                --------
                                                                                                      106                   7,631
 Expenses:
   Custodian fee                                                                                    5,582                   6,788
   Registration and filing fees                                                                     3,418                   3,704
   Printing                                                                                         1,186                   2,520
   Organization expense - Note A                                                                    1,635                   1,926
   Auditing fee                                                                                     1,709                   1,852
   Investment management fee - Note B                                                                  15                   1,287
   Transfer agent fee                                                                               --                         81
   Legal fees                                                                                          13                      37
   Trustees' fees                                                                                       9                      20
   Miscellaneous                                                                                       11                      12
                                                                                                 --------                --------
                      Total Expenses                                                               13,578                  18,227
                      Less Expenses Reimbursable by John Hancock Advisers, Inc. - Note B          (13,557)                (16,618)
                                                                                                 --------                --------
                      Net Expenses                                                                     21                   1,609
                      -----------------------------------------------------------------------------------------------------------
                      Net Investment Income                                                            85                   6,022
                      -----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss on investments sold                                                             --                      (8,274)
 Net realized gain on foreign currency transactions                                                --                       3,185
 Change in net unrealized depreciation of investments                                              --                      (4,898)
                                                                                                 --------                --------
                      Net Realized and Unrealized  Loss on Investments                             --                      (9,987)
                      ===========================================================================================================
                      Net Increase (Decrease) in Net Assets Resulting from Operations            $     85                 ($3,965)
                      ===========================================================================================================


 * Global Bond Fund and Multi - Sector Growth Fund commenced operations on April 20, 1995 and April 12, 1995, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

John Hancock Funds - Institutional Series Trust
STATEMENT OF OPERATIONS
Period ended June 30, 1995* (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     DIVIDEND               ACTIVE
                                                                                                    PERFORMERS               BOND
                                                                                                       FUND                  FUND
INVESTMENT INCOME:                                                                                  ----------              -------
 Interest                                                                                             $ 24,396              $15,390
 Dividends                                                                                               9,389               --
                                                                                                      --------              -------
                                                                                                        33,785               15,390
 Expenses:                                                                                            --------              -------
   Custodian fee                                                                                        12,269                3,902
   Registration and filing fees                                                                          5,476                4,107
   Investment management fee - Note B                                                                    4,346                  126
   Printing                                                                                              2,794                2,794
   Organization expense - Note A                                                                         2,109                2,104
   Auditing fee                                                                                          2,054                2,053
   Transfer agent fee                                                                                      362                   13
   Miscellaneous                                                                                           181                   23
   Legal fees                                                                                               67                   26
   Trustees' fees                                                                                           33                   22
                                                                                                      --------              -------
                      Total Expenses                                                                    29,691               15,170
                      Less Expenses Reimbursable by John Hancock Advisers, Inc. - Note B               (23,896)             (13,420)
                                                                                                      --------              -------
                      Net Expenses                                                                       5,795                1,750
                      -------------------------------------------------------------------------------------------------------------
                      Net Investment Income                                                             27,990               13,640
                      -------------------------------------------------------------------------------------------------------------

UNREALIZED GAIN ON INVESTMENTS:
 Change in net unrealized appreciation of investments                                                   86,893               --
                                                                                                      --------
                      Net Unrealized  Gain on Investments                                               86,893               --
                      -------------------------------------------------------------------------------------------------------------
                      Net Increase in Net Assets Resulting from Operations                            $114,883              $13,640
                      =============================================================================================================


 * Dividend Performers Fund and Active Bond Fund commenced operations on April 3, 1995.

                       SEE NOTES TO FINANCIAL STATEMENTS.

John Hancock Funds - Institutional Series Trust
STATEMENT OF OPERATIONS
Period ended June 30, 1995* (Unaudited)

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                  FUNDAMENTAL       INTERNATIONAL
                                                                                                     VALUE              EQUITY
                                                                                                      FUND               FUND
                                                                                                  -----------       -------------
Investment Income:
 Interest                                                                                            $  1,360            $  3,669
 Dividends (net of foreign withholding tax of $62 and $906, respectively)                               2,766               6,367
                                                                                                     --------            --------
                                                                                                        4,126              10,036
                                                                                                     --------            --------
 Expenses:
   Custodian fee                                                                                        5,315               8,885
   Registration and filing fees                                                                         3,418               4,107
   Printing                                                                                             1,642               1,973
   Organization expense - Note A                                                                        1,647               2,104
   Auditing fee                                                                                         1,709               2,053
   Investment management fee - Note B                                                                     699               2,054
   Transfer agent fee                                                                                      50                 108
   Legal fees                                                                                              22                  32
   Trustees' fees                                                                                          18                  22
   Miscellaneous                                                                                           11                  39
                                                                                                     --------            --------
                      Total Expenses                                                                   14,531              21,377
                      Less Expenses Reimbursable by John Hancock Advisers, Inc. - Note B              (13,582)            (18,891)
                                                                                                     --------            --------
                      Net Expenses                                                                        949               2,486
                      -----------------------------------------------------------------------------------------------------------
                      Net Investment Income                                                             3,177               7,550
                      -----------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss on foreign currency transactions                                                    --                     (19)
 Change in net unrealized appreciation/depreciation of investments                                      5,148               5,926
                                                                                                     --------            --------
                      Net Realized and Unrealized  Gain on Investments                                  5,148               5,907
                      -----------------------------------------------------------------------------------------------------------
                      Net Increase in Net Assets Resulting from Operations                           $  8,325            $ 13,457
                      ===========================================================================================================

 * Fundamental Value Fund and International Equity Fund commenced operations on April 20, 1995 and April 3, 1995, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

John Hancock Funds - Institutional Series Trust

STATEMENT OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------------------------------------------------
                                                                                        DIVIDEND               ACTIVE
                                                                                       PERFORMERS               BOND
                                                                                          FUND                  FUND
                                                                                     --------------        --------------
                                                                                      PERIOD ENDED          PERIOD ENDED
                                                                                     JUNE 30, 1995+        JUNE 30, 1995+
INCREASE (DECREASE) IN NET ASSETS:                                                    (UNAUDITED)           (UNAUDITED)
FROM OPERATIONS:                                                                     --------------        --------------
 Net investment income                                                                   $   27,990            $   13,640
 Change in net unrealized appreciation of investments                                        86,893                --
                                                                                         ----------            ----------
     Net Increase in Net Assets Resulting from Operations                                   114,883                13,640
DISTRIBUTIONS TO SHAREHOLDERS: *                                                         ----------            ----------
 Dividends from net investment income                                                       (27,799)              (13,638)
                                                                                         ----------            ----------
FROM PORTFOLIO SHARE TRANSACTIONS: **
 Shares sold                                                                              3,278,384             1,152,247
 Shares issued to shareholders in reinvestment of distributions                              27,799                13,465
                                                                                         ----------            ----------
                                                                                          3,306,183             1,165,712
 Less shares repurchased                                                                   (220,474)              (20,104)
                                                                                         ----------            ----------
     Net Increase                                                                         3,085,709             1,145,608
                                                                                         ----------            ----------
NET ASSETS:
 Beginning of period                                                                      --                       --
 End of period (including undistributed net investment income of                         ----------            ----------
  $191 and $2, respectively)                                                             $3,172,793            $1,145,610
                                                                                         ================================
* DISTRIBUTIONS TO SHAREHOLDERS:
  Per share dividends from net investment income                                            $0.0773               $0.1107
                                                                                         ----------            ----------
** ANALYSIS OF PORTFOLIO SHARE TRANSACTIONS:
   Shares sold                                                                              384,933               135,558
   Shares issued to shareholders in reinvestment of distributions                             3,173                 1,584
                                                                                         ----------            ----------
                                                                                            388,106               137,142
   Less shares repurchased                                                                  (25,109)               (2,365)
                                                                                         ----------            ----------
     Net increase                                                                           362,997               134,777
                                                                                         ================================


 +  Dividend Performers Fund and Active Bond Fund commenced operations on
     April 3, 1995.


                       SEE NOTES TO FINANCIAL STATEMENTS.

John Hancock Funds - Institutional Series Trust

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                                                    GLOBAL         MULTI-SECTOR
                                                                                                     BOND             GROWTH
                                                                                                     FUND              FUND
                                                                                                --------------    --------------
                                                                                                 PERIOD ENDED      PERIOD ENDED
                                                                                                JUNE 30, 1995+    JUNE 30, 1995+
                                                                                                 (UNAUDITED)       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:                                                              --------------    --------------
FROM OPERATIONS:
 Net investment income                                                                                 $    85        $    6,022
 Net realized loss on investments sold and foreign currency transaction                                 --                (5,089)
 Change in net unrealized appreciation/depreciation of investments                                      --                (4,898)
                                                                                                       -------        ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations                                        85            (3,965)
                                                                                                       -------        ----------
DISTRIBUTIONS TO SHAREHOLDERS: *
 Dividends from net investment income                                                                      (85)          --
                                                                                                       -------        ----------
FROM PORTFOLIO SHARE TRANSACTIONS: **

 Shares sold                                                                                            17,973         1,829,479
 Shares issued to shareholders in reinvestment of distributions                                             85         --
                                                                                                       -------        ----------
                                                                                                        18,058         1,829,479
 Less shares repurchased                                                                                --               (24,622)
 Initial Investment by John Hancock Advisers, Inc. - Note A                                             --               100,000
                                                                                                       -------        ----------
     Net Increase                                                                                       18,058         1,904,857
                                                                                                       -------        ----------
NET ASSETS:
 Beginning of period                                                                                    --             --
 End of period (including accumulated net investment income of                                         -------        ----------
  none and $6,022, respectively)                                                                       $18,058        $1,900,892
                                                                                                       =========================
* DISTRIBUTIONS TO SHAREHOLDERS:
  Per share dividends from net investment income                                                       $0.0685         --
                                                                                                       -------        ----------
** ANALYSIS OF PORTFOLIO SHARE TRANSACTIONS:
   Shares sold                                                                                           2,115           212,865
   Shares issued to shareholders in reinvestment of distributions                                           10         --
                                                                                                       -------        ----------
                                                                                                         2,125           212,865
   Less shares repurchased                                                                              --                (2,886)
   Initial Investment by John Hancock Advisers, Inc. - Note A                                           --                11,765
                                                                                                       -------        ----------
     Net increase                                                                                        2,125           221,744
                                                                                                       =========================
 +  Global Bond Fund and Multi-Sector Growth Fund commenced operations on April 20, 1995 and April 12, 1995, respectively.



                                           SEE NOTES TO FINANCIAL STATEMENTS.

John Hancock Funds - Institutional Series Trust

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                                             FUNDAMENTAL           INTERNATIONAL
                                                                                                VALUE                  EQUITY
                                                                                                 FUND                   FUND
                                                                                            --------------         --------------
                                                                                             PERIOD ENDED           PERIOD ENDED
                                                                                            JUNE 30, 1995+         JUNE 30, 1995+
                                                                                             (UNAUDITED)            (UNAUDITED)
                                                                                            --------------         --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income                                                                           $  3,177               $  7,550
 Net realized loss on investments sold and foreign currency transactions                          --                         (19)
 Change in net unrealized appreciation/depreciation of investments                                  5,148                  5,926
                                                                                                 --------               --------
     Net Increase in Net Assets Resulting from Operations                                           8,325                 13,457
Distributions to Shareholders: *                                                                 --------               --------
 Dividends from net investment income                                                              (3,209)               --
                                                                                                 --------               --------
FROM PORTFOLIO SHARE TRANSACTIONS: **

 Shares sold                                                                                      571,119                908,394
 Shares issued to shareholders in reinvestment of distributions                                     3,209                --
                                                                                                 --------               --------
                                                                                                  574,328                908,394
 Less shares repurchased                                                                          --                     (11,030)
                                                                                                 --------               --------
     Net Increase                                                                                 574,328                897,364
                                                                                                 --------               --------
NET ASSETS:
 Beginning of period                                                                              --                     --
                                                                                                 --------               --------
 End of period (including distributions in excess of net investment income
  and accumulated net investment income of ($32) and $7,550, respectively                        $579,444               $910,821
                                                                                                 ===============================
* DISTRIBUTIONS TO SHAREHOLDERS:
  Per share dividends from net investment income                                                  $0.0480                --
                                                                                                  --------               --------
** ANALYSIS OF PORTFOLIO SHARE TRANSACTIONS:
   Shares sold                                                                                     67,098                106,632
   Shares issued to shareholders in reinvestment of distributions                                     373                --
                                                                                                  --------               --------
                                                                                                   67,471                106,632
   Less shares repurchased                                                                        --                      (1,246)
                                                                                                  --------               --------
     Net increase                                                                                  67,471                105,386
                                                                                                  ==============================
 +   Fundamental Value Fund and International Equity Fund
     commenced operations on April 20, 1995 and April 3, 1995, respectively.



                       SEE NOTES TO FINANCIAL STATEMENTS.

John Hancock Funds - John Hancock Dividend Performers Fund

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are listed as follows:


                                                                                  FOR THE PERIOD APRIL 3, 1995
                                                                                  (COMMENCEMENT OF OPERATIONS)
                                                                                        TO JUNE 30, 1995
                                                                                          (UNAUDITED)
                                                                                  ----------------------------
Per Share Operating Performance
  Net Asset Value, Beginning of Period                                                       $ 8.50    (b)
                                                                                             ------
  Net Investment Income                                                                        0.08
  Net Unrealized Gain on Investments                                                           0.24
                                                                                             ------
    Total from Investment Operations                                                           0.32
                                                                                             ------
  Less Distributions:
  Dividends from Net Investment Income                                                        (0.08)
                                                                                             ------
  Net Asset Value, End of Period                                                             $ 8.74
                                                                                             ======

  Total Investment Return at Net Asset Value (d)                                               3.73%   (c)

Ratios and Supplemental Data
  Net Assets, End of Period (000's omitted)                                                  $3,173
  Ratio of Expenses to Average Net Assets                                                      0.80%   *
  Ratio of Adjusted Expenses to Average Net Assets (a)(e)                                      4.10%   *
  Ratio of Net Investment Income to Average Net Assets                                         3.86%   *
  Ratio of Adjusted Net Investment Income to Average Net Assets (a)(e)                         0.56%   *
  Portfolio Turnover Rate                                                                         0%

 *  On an annualized basis.
(a) On an unreimbursed basis.
(b) Initial price to commence operations.
(c) Not annualized.
(d) Without the reimbursement, total investment return would have been lower.
(e) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net investment income as a percentage of average net assets are expected to increase as the net assets of the Fund grow.

                  SEE NOTES TO FINANCIAL STATEMENTS.

John Hancock Funds - John Hancock Active Bond Fund

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are listed as follows:


                                                                                  FOR THE PERIOD APRIL 3, 1995
                                                                                  (COMMENCEMENT OF OPERATIONS)
                                                                                        TO JUNE 30, 1995
                                                                                          (UNAUDITED)
                                                                                  ----------------------------
Per Share Operating Performance
  Net Asset Value, Beginning of Period                                                       $ 8.50   (b)
                                                                                             ------
  Net Investment Income                                                                        0.11
                                                                                             ------
  Less Distributions:
  Dividends from Net Investment Income                                                        (0.11)
                                                                                             ------
  Net Asset Value, End of Period                                                             $ 8.50
                                                                                             ======

  Total Investment Return at Net Asset Value (d)                                               1.29%   (c)

Ratios and Supplemental Data
  Net Assets, End of Period (000's omitted)                                                  $1,146
  Ratio of Expenses to Average Net Assets                                                      0.70%   *
  Ratio of Adjusted Expenses to Average Net Assets (a)(e)                                      6.04%   *
  Ratio of Net Investment Income to Average Net Assets                                         5.43%   *
  Ratio of Adjusted Net Investment Income to Average Net Assets (a)(e)                         0.09%   *
  Portfolio Turnover Rate                                                                         0%



 *  On an annualized basis.
(a) On an unreimbursed basis.
(b) Initial price to commence operations.
(c) Not annualized.
(d) Without the reimbursement, total investment return would have been lower.
(e) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net investment income as a percentage of average net assets are expected to increase as the net assets of the Fund grow.

                  SEE NOTES TO FINANCIAL STATEMENTS.

John Hancock Funds - John Hancock Global Bond Fund

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are listed as follows:

                                                                           FOR THE PERIOD APRIL 20, 1995
                                                                           (COMMENCEMENT OF OPERATIONS)
                                                                                 TO JUNE 30, 1995
                                                                                   (UNAUDITED)
                                                                           -----------------------------

Per Share Operating Performance
  Net Asset Value, Beginning of Period                                              $8.50  (b)
                                                                                    -----
  Net Investment Income                                                              0.07
                                                                                    -----
  Less Distributions:
  Dividends from Net Investment Income                                              (0.07)
                                                                                    -----
  Net Asset Value, End of Period                                                    $8.50
                                                                                    =====

  Total Investment Return at Net Asset Value (d)                                     0.81% (c)

Ratios and Supplemental Data
  Net Assets, End of Period (000's omitted)                                          $18
  Ratio of Expenses to Average Net Assets                                           1.10%  *
  Ratio of Adjusted Expenses to Average Net Assets (a)(e)                            N/M   *
  Ratio of Net Investment Income to Average Net Assets                              4.28%  *
  Ratio of Adjusted Net Investment Income to Average Net Assets (a)(e)               N/M   *
  Portfolio Turnover Rate                                                              0%



*   On an annualized basis.
(a) On an unreimbursed basis.
(b) Initial price to commence operations.
(c) Not annualized.
(d) Without the reimbursement, total investment return would have been lower.
(e) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net investment income as a percentage of average net assets is expected to increase as the net assets of the Fund grow.
NM - Not Meaningful

                       SEE NOTES TO FINANCIAL STATEMENTS.

John Hancock Funds - John Hancock Multi-Sector Growth Fund

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are listed as follows:


                                                                           FOR THE PERIOD APRIL 12, 1995
                                                                           (COMMENCEMENT OF OPERATIONS)
                                                                                 TO JUNE 30, 1995
                                                                                    (UNAUDITED)
                                                                           -----------------------------

Per Share Operating Performance
  Net Asset Value, Beginning of Period                                               $8.50  (b)
                                                                                     -----
  Net Investment Income                                                               0.03
  Net Realized and Unrealized Gain on Investments
  and Foreign Currency Transactions                                                   0.04
                                                                                     -----
    Total from Investment Operations                                                  0.07
                                                                                     -----
                                                                                     -----
  Net Asset Value, End of Period                                                     $8.57
                                                                                     =====

  Total Investment Return at Net Asset Value (d)                                      0.82% (c)

Ratios and Supplemental Data
  Net Assets, End of Period (000's omitted)                                         $1,901
  Ratio of Expenses to Average Net Assets                                             1.00% *
  Ratio of Adjusted Expenses to Average Net Assets (a)(e)                            11.33% *
  Ratio of Net Investment Income to Average Net Assets                                3.74% *
  Ratio of Adjusted Net Investment Loss to Average Net Assets (a)(e)                 (6.59%)*
  Portfolio Turnover Rate                                                                9%



*   On an annualized basis.
(a) On an unreimbursed basis.
(b) Initial price to commence operations.
(c) Not annualized.
(d) Without the reimbursement, total investment return would have been lower.
(e) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net investment income as a percentage of average net assets is expected to increase as the net assets of the Fund grow.

                       SEE NOTES TO FINANCIAL STATEMENTS.

John Hancock Funds - John Hancock Fundamental Value Fund

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are listed as follows:

                                                                           FOR THE PERIOD APRIL 20, 1995
                                                                           (COMMENCEMENT OF OPERATIONS)
                                                                                 TO JUNE 30, 1995
                                                                                    (UNAUDITED)
                                                                           -----------------------------
Per Share Operating Performance
  Net Asset Value, Beginning of Period                                               $8.50  (b)
                                                                                     -----
  Net Investment Income                                                               0.05
  Net Unrealized Gain on Investments                                                  0.09
                                                                                     -----
    Total from Investment Operations                                                  0.14
                                                                                     -----
  Less Distributions:
  Dividends from Net Investment Income                                               (0.05)
                                                                                     -----
  Net Asset Value, End of Period                                                     $8.59
                                                                                     =====
  Total Investment Return at Net Asset Value (d)                                      1.62% (c)

Ratios and Supplemental Data
  Net Assets, End of Period (000's omitted)                                           $579
  Ratio of Expenses to Average Net Assets **                                          0.95% *
  Ratio of Adjusted Expenses to Average Net Assets (a)(e)                            14.54% *
  Ratio of Net Investment Income to Average Net Assets                                3.18% *
  Ratio of Adjusted Net Investment Loss to Average Net Assets (a)(e)                (10.41%)*
  Portfolio Turnover Rate                                                                0%


*   On an annualized basis.
(a) On an unreimbursed basis.
(b) Initial price to commence operations.
(c) Not annualized.
(d) Without the reimbursement, total investment return would have been lower.
(e) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net investment income as a percentage of average net assets is expected to increase as the net assets of the Fund grow.

                       SEE NOTES TO FINANCIAL STATEMENTS.

John Hancock Funds - John Hancock International Equity Fund

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are listed as follows:

                                                                           FOR THE PERIOD APRIL 3, 1995
                                                                           (COMMENCEMENT OF OPERATIONS)
                                                                                 TO JUNE 30, 1995
                                                                                   (UNAUDITED)
                                                                           ----------------------------

Per Share Operating Performance
  Net Asset Value, Beginning of Period                                              $8.50  (b)
                                                                                    -----
  Net Investment Income                                                              0.08  (e)
  Net Realized and Unrealized Gain on Investments
  and Foreign Currency Transactions                                                  0.06
                                                                                    -----
    Total from Investment Operations                                                 0.14
                                                                                    -----

  Net Asset Value, End of Period                                                    $8.64
                                                                                    =====
  Total Investment Return at Net Asset Value (d)                                     1.65% (c)

Ratios and Supplemental Data
  Net Assets, End of Period (000's omitted)                                          $911
  Ratio of Expenses to Average Net Assets **                                         1.15% *
  Ratio of Adjusted Expenses to Average Net Assets (a)(f)                            8.74% *
  Ratio of Net Investment Income to Average Net Assets                               3.49% *
  Ratio of Adjusted Net Investment Loss to Average Net Assets (a)(f)                (5.25%)*
  Portfolio Turnover Rate                                                               0%


*   On an annualized basis.
(a) On an unreimbursed basis.
(b) Initial price to commence operations.
(c) Not annualized.
(d) Without the reimbursement, total investment return would have been lower.
(e) On average month end shares outstanding.
(f) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net investment income as a percentage of average net assets is expected to increase as the net assets of the Fund grow.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              John Hancock Mutual Funds - Dividend Performers Fund

Schedule of Investments
June 30, 1995
(Unaudited)


The Schedule of Investments is a complete list of all securities owned by Dividend Performers Fund on June 30, 1995. Its divided into four main categories: common stocks, preferred stocks, U.S. government obligations and short-term investments. The common stocks are further broken down by industry groups. Short-term investments, which represent the Fund's "cash" position, are listed last.
-------------------------------------------------------------------------------

 NUMBER                                                                                                                MARKET
OF SHARES       COMMON STOCKS (81.14%)                                                                                  VALUE
---------                                                                                                             --------
BANKS (6.41%)
    1,000       First Tennessee National Corp. @ 46 3/8                                                               $ 46,375
                Tennessee-based bank holding company
    1,000       First Union Corp. @ 45 1/4                                                                              45,250
                North Carolina-based bank holding company
    1,000       KeyCorp. @ 31 3/8                                                                                       31,375
                Multi-regional bank holding company
    1,500       NationsBank Corp. @ 53 5/8                                                                              80,438
                Largest superregional bank in the Southeast
                                                                                                                      --------
                                                                                                                       203,438
                                                                                                                      --------
BASIC INDUSTRY (1.47%)
    1,890       Sonoco Products Corp. @ 24 3/4                                                                          46,778
                                                                                                                      --------
                Containers, paper products and packaging

CHEMICALS (6.44%)
    1,000       Air Products & Chemicals, Inc. @ 55 3/4                                                                 55,750
                Producer of industrial and specialty chemicals and gases
    2,000       Crompton & Knowles Corp. @ 14 1/8                                                                       28,250
                Produces and markets specialty chemicals
      500       E.I. du Pont de Nemours and Co. @ 68 3/4                                                                34,375
                Nation's largest chemical manufacturer
    2,000       PPG Industries, Inc. @ 43                                                                               86,000
                Manufacturer of specialty chemicals, coatings and resins
                                                                                                                      --------
                                                                                                                       204,375
                                                                                                                      --------
COMPUTER & OFFICE EQUIPMENT (1.51%)
      600       Alco Standard Corp. @ 79 7/8                                                                            47,925
                                                                                                                      --------
                Distributor of office and paper products

CONSUMER CYCLICALS & SERVICES (5.42%)
    1,000       Albertson's, Inc. @ 29 3/4                                                                              29,750
                Idaho-based operator of supermarkets and combination food-drug stores
    3,000       Sysco Corp. @ 29 1/2                                                                                    88,500
                Largest distributor of food service products
    1,000       V.F. Corp. @ 53 3/4                                                                                     53,750
                International apparel manufacturer
                                                                                                                      --------
                                                                                                                       172,000
                                                                                                                      --------
CONSUMER DURABLES (1.39%)
    1,000       Leggett & Platt, Inc. @ 44                                                                              44,000
                Produces intermediate products for the home furnishings industry
                                                                                                                      --------

CONSUMER NON-DURABLES (11.41%)
    1,000       Anheuser-Busch Cos., Inc. @ 56 7/8                                                                      56,875
                Nation's largest brewer
    1,000       Campbell Soup Co. @ 49                                                                                  49,000
                Leading food manufacturer and distributor
    2,000       PepsiCo, Inc. @ 45 5/8                                                                                  91,250
                Second largest soft drink company

                       SEE NOTES TO FINANCIAL STATEMENTS.

 NUMBER                                                                                                                MARKET
OF SHARES       COMMON STOCKS (81.14%)                                                                                  VALUE
---------                                                                                                             --------
    1,500       Procter & Gamble Co. (The) @ 71 7/8                                                                    107,812
                Leading producer of household consumer products
    2,000       Sara Lee Corp. @ 28 1/2                                                                                 57,000
                Manufacturer of brand name packaged food and consumer products
                                                                                                                      --------
                                                                                                                       361,937
                                                                                                                      --------
DIVERSIFIED OPERATIONS (2.84%)
    1,000       Corning Inc. @ 32 3/4                                                                                   32,750
                Operations are in laboratory services, fiber optics, specialty materials and consumer products
    1,000       Minnesota Mining & Manufacturing Co. @ 57 1/4                                                           57,250
                                                                                                                      --------
                Diversified manufacturer of industrial, commercial, health care and consumer products                   90,000
                                                                                                                      --------

ELECTRICAL EQUIPMENT (8.62%)
    1,000       AMP Inc. @ 42 1/4                                                                                       42,250
                Produces and sells electrical/electronic products and systems
    1,000       Emerson Electric Co. @ 71 1/2                                                                           71,500
                Produces and sells electrical/electronic products and systems
    2,000       General Electric Co. @ 56 3/8                                                                          112,750
                Dominant force in home appliances, electrical power, and financial services
      800       W.W. Grainger, Inc. @ 58 3/4                                                                            47,000
                Dominant force in home appliances, electrical power, and financial services
                                                                                                                      --------
                                                                                                                       273,500
                                                                                                                      --------
ENERGY (1.78%)
      800       Exxon Corp. @ 70 5/8                                                                                    56,500
                Major factor in the crude oil, natural gas and chemical industry
                                                                                                                      --------

HEALTHCARE (6.87%)
    2,000       Abbott Laboratories @ 40 1/2                                                                            81,000
                Major pharmaceutical and healthcare firm
    1,300       Johnson & Johnson @ 67 5/8                                                                              87,912
                Major producer of prescription and non-prescription drugs, toiletries, medical instruments and supplies
    1,000       Merck & Co., Inc. @ 49                                                                                  49,000
                World's largest ethical drug manufacturer
                                                                                                                      --------
                                                                                                                       217,912
                                                                                                                      --------
INSURANCE (1.20%)
    1,000       Reliastar Financial Corp. @ 38 1/4                                                                      38,250
                Financial services company engaged in life/health insurance and consumer finance
                                                                                                                      --------

MEDIA AND INFORMATION SERVICES (2.76%)
    1,000       Interpublic Group Inc. @ 37 1/2                                                                         37,500
                One of the largest advertising agencies in the world
    1,000       Reuters Holdings PLC ADR @ 50 1/8                                                                       50,125
                Electronic publisher of worldwide news, market information and trading systems
                                                                                                                      --------
                                                                                                                        87,625
                                                                                                                      --------
METALS - STEEL (1.69%)
    1,000       Nucor Corp. @ 53 1/2                                                                                    53,500
                Nation's fifth largest steelmaker in the U.S.
                                                                                                                      --------

POLLUTION CONTROL (1.79%)
    2,000       WMX Technologies Inc. @ 28 3/8                                                                          56,750
                Nation's largest provider of waste management services
                                                                                                                      --------

RETAIL (5.53%)
    1,000       May Department Stores Co. (The) @ 41 5/8                                                                41,625
                Operates 318 department stores and 3,295 shoe stores
    2,000       Pep Boys (The) - Manny, Moe & Jack @ 26 3/4                                                             53,500
                Retailer of automotive parts and accessories
    3,000       Wal-Mart Stores, Inc. @ 26 3/4                                                                          80,250
                Operates chain of discount department stores
                                                                                                                      --------
                                                                                                                       175,375
                                                                                                                      --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 NUMBER                                                                                                               MARKET
OF SHARES       COMMON STOCKS (81.14%)                                                                                 VALUE
---------                                                                                                           ----------
TECHNOLOGY (1.98%)
    1,000       Automatic Data Processing, Inc. @ 62 7/8                                                                62,875
                Largest independent computing services firm in the U.S.
                                                                                                                    ----------

TELECOMMUNICATIONS (6.16%)
    1,500       ALLTEL Corp. @ 25 3/8                                                                                   38,063
                One of the country's largest telephone systems
      700       Bell Atlantic Corp. @ 56                                                                                39,200
                Provides telephone services in Mid-Atlantic states
    3,500       Frontier Corp. @ 24                                                                                     84,000
                Provides telephone service to the city of Rochester N.Y. and outlying areas
    1,000       GTE Corp. @ 34 1/8                                                                                      34,125
                Largest independent local telephone holding company
                                                                                                                    ----------
                                                                                                                       195,388
                                                                                                                    ----------
TOBACCO (2.81%)
      800       Philip Morris Cos., Inc. @ 74 3/8                                                                       59,500
                Global tobacco, brewing and food company
    1,000       UST Inc. @ 29 3/4                                                                                       29,750
                Leading producer of smokeless tobacco
                                                                                                                    ----------
                                                                                                                        89,250
                                                                                                                    ----------
UTILITIES (3.06%)
    1,000       Florida Progress Corp. @ 31 1/4                                                                         31,250
                Holding Company for Florida Power electric utility services
    1,000       National Fuel Gas Co. @ 28 5/8                                                                          28,625
                Integrated natural gas system serving New York, Pennsylvania and Ohio
    1,000       Union Electric Co. @ 37 1/4                                                                             37,250
                Largest electric utility in Missouri
                                                                                                                    ----------
                                                                                                                        97,125
                                                                                                                    ----------
                                                                            TOTAL COMMON STOCKS
                                                                              (Cost $2,488,040)                      2,574,503
                                                                                                                    ----------

                PREFERRED STOCKS   (1.10%)
    1,000       Sprint Corp. 8.25% Conv Pfd @  34 3/4                                                                   34,750
                                                                                                                    ----------
                                                                         TOTAL PREFERRED STOCKS
                                                                                 (Cost $33,820)                         34,750
                                                                                                                    ----------


 PAR VALUE
  (000's
 OMITTED)       UNITED STATES GOVERNMENT OBLIGATIONS (9.52%)
----------
      100       United States Treasury, Note 7.875%, 02-15-96 @ 101.250                                                101,250
      100       United States Treasury, Note 6.00%, 06-30-96 @ 100.250                                                 100,250
      100       United States Treasury, Note 6.25%, 01-31-97 @ 100.641                                                 100,641
                                                                                                                    ----------
                                                     TOTAL UNITED STATES GOVERNMENT OBLIGATIONS
                                                                                (Cost $302,641)                        302,141
                                                                                                                    ----------


                SHORT-TERM INVESTMENTS  (8.09%)
                SHORT-TERM NOTES (7.88%)
      250       Federal Home Loan Bank, 6.10% 07/03/1995                                                               249,915
                                                                                                                    ----------
                                                                         TOTAL SHORT-TERM NOTES                        249,915
                                                                                                                    ----------

                CORPORATE SAVINGS ACCOUNT ( 0.21%)
                Investors Bank & Trust Company
                 Daily Interest Savings Account
                 Current Rate 3.00%                                                                                      6,659
                                                                                                                    ----------
                                                                   TOTAL SHORT-TERM INVESTMENTS                        256,574
                                                                                                                    ----------
                                                                              TOTAL INVESTMENTS         (99.85%)    $3,167,968
                                                                                                        ======      ==========


The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     John Hancock Funds - Active Bond Fund

SCHEDULE OF INVESTMENTS
June 30, 1995 (Unaudited)

                                                                                    Par Value
                                                   Interest                          (000`s       Market
Issuer - Description                                 Rate                           Omitted)       Value
--------------------                               --------                         ---------     ------
SHORT-TERM INVESTMENTS
GOVERNMENTAL U.S. (1.18%)
   Federal Home Loan Bank, Due 07-03-95              6.10%                           $1,145     $1,144,612
                                                                                                ----------

CORPORATE SAVINGS ACCOUNT (0.00%)
  Investors Bank & Trust Company
     Daily Interest Savings Account
     Current Rate   3.00%                                                                            2,911
                                                                                                ----------

                                          TOTAL SHORT-TERM INVESTMENTS  (100.15%)                1,147,523
                                                                        -------                 ----------

                                                     TOTAL INVESTMENTS  (100.15%)               $1,147,523
                                                                        -------                 ==========


NOTES TO THE SCHEDULE OF INVESTMENTS

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


                       See notes to financial statements.

                 JOHN HANCOCK FUNDS - MULTI-SECTOR GROWTH FUND

SCHEDULE OF INVESTMENTS
June 30, 1995 (Unaudited)


The Schedule of Investments is a complete list of all securities owned by Multi-Sector Growth Fund on June 30, 1995. Its divided into one main category: common stocks. The common stocks are further broken down by industry groups.


                                                    NUMBER             MARKET
ISSUER, DESCRIPTION                                OF SHARES           VALUE
-------------------                                ---------          --------
COMMON STOCKS

BROADCASTING (11.99%)
  Infinity Broadcasting Corp. (Class A)*             3,500            $116,812
  Lin Television Corp.*                              1,500              50,437
  New World Communications Group, Inc.*                500              10,438
  Renaissance Communications Corp.*                  1,500              50,250
                                                                      --------
                                                                       227,937
                                                                      --------
COMPUTERS (25.20%)
  BMC Software, Inc.*                                1,500             115,875
  Computer Associates International, Inc.            1,500             101,625
  Microsoft Corp.*                                   1,500             135,562
  Seagate Technology, Inc.*                          1,500              58,875
  3Com Corp.*                                        1,000              67,000
                                                                      --------
                                                                       478,937
                                                                      --------
DIVERSIFIED OPERATIONS (5.52%)
  CUC International Inc.*                            2,500             105,000
                                                                      --------

ELECTRICAL (4.69%)
  Integrated Device Technology, Inc.*                  500              23,125
  Linear Technology Corp.                            1,000              66,000
                                                                      --------
                                                                        89,125
                                                                      --------
ELECTRONICS (4.52%)
  Helix Technology Corp.                             2,000              86,000
                                                                      --------

HEALTHCARE (6.83%)
  American Oncology Resources, Inc.*                   500              13,875
  HealthCare COMPARE Corp.*                          1,000              30,000
  Rotech Medical Corp.*                                500              13,875
  RTW, Inc.*                                           500               9,125
  Vencor, Inc.*                                      2,000              63,000
                                                                      --------
                                                                       129,875
                                                                      --------
LEISURE & RECREATION (4.39%)
  Walt Disney Co., (The)                             1,500              83,437
                                                                      --------

MACHINERY-PRINTING TRADE (0.53%)
  Indigo N.V. (Netherlands)*                           200              10,000
                                                                      --------

MEDICAL (8.72%)
  Boston Scientific Corp.*                           3,000              95,625
  Community Health Systems, Inc.*                    1,500              50,812
  STAAR Surgical Co.*                                2,300              19,263
                                                                      --------
                                                                       165,700
                                                                      --------
Metals (3.76%)
  Battle Mountain Gold Co.                           1,000               9,625
  Hemlo Gold Mines, Inc.                             1,500              15,938
  Kinross Gold Corp. (Canada)*                       4,500              33,750
  Santa Fe Pacific Gold Corp.                        1,000              12,125
                                                                      --------
                                                                        71,438
                                                                      --------


                       See notes to financial statements

              John Hancock Mutual Funds - Multi-Sector Growth Fund

                                                                NUMBER          MARKET
ISSUER, DESCRIPTION                                            OF SHARES         VALUE
-------------------                                            ---------      ----------
Oil & Gas (8.47%)
  Benton Oil & Gas Co.*                                          3,500        $   48,563
  Coflexip, American Depositary Receipts (ADR) (France)            500            12,688
  Nabors Industries, Inc.*                                       4,000            33,000
  Petroleum Geo-Services AS (ADR) (Norway)*                      1,000            28,750
  Pride Petroleum Services, Inc.*                                3,000            22,500
  Seitel Inc.*                                                     500            15,500
                                                                              ----------
                                                                                 161,001
                                                                              ----------
Pollution Control (1.91%)
  Tetra Technologies, Inc.*                                      3,000            36,375
                                                                              ----------

Publishing (1.39%)
  Houghton Mifflin Co.                                             500            26,375
                                                                              ----------

Telecommunications (9.22%)
  America Online, Inc.*                                          3,000           132,000
  Cascade Communications Corp.*                                  1,000            43,250
                                                                              ----------
                                                                                 175,250
                                                                              ----------
Textile-Apparel Manufacturing (1.47%)
  Tommy Hilfiger Corp.*                                          1,000            28,000
                                                                              ----------

                                 TOTAL COMMON STOCKS
                                   (COST $1,879,348)            (98.61%)       1,874,450
                                                                ------        ----------

                                   TOTAL INVESTMENTS            (98.61%)      $1,874,450
                                                                ======        ==========


* Non-income producing security.
The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.




Portfolio Concentration

The Multi-Sector Growth Fund invests primarily in securities issued in the United States of America. The performance of the Fund is closely tied to the economic and financial conditions within the countries in which it invests. The concentration of investments by industry category for individual securities held by the Fund is shown in the Schedule of Investments. In Addition, concentration of investments can be aggregated by various countries. The table below shows the percentages of the Fund's investments at June 30, 1995 assigned to country categories.


                                                             MARKET VALUE AS A
                                                                PERCENTAGE OF
COUNTRY DIVERSIFICATION                                      FUND'S NET ASSETS
-----------------------                                      -----------------
Canada                                                              1.77%
France                                                              0.67
Netherlands                                                         0.53
Norway                                                              1.51
United States                                                      94.13
                                                                   -----
                                TOTAL INVESTMENTS                  98.61%
                                                                   =====


                       See notes to financial statements

                  John Hancock Funds - Fundamental Value Fund

Schedule of Investments
June 30, 1995
(Unaudited)

The Schedule of Investments is a complete list of all securities owned by the Fundamental Value Fund on June 30, 1995. It's divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry groups. Short-term investments, which represent the Fund's "cash" position are listed last.

                                                                                                       MARKET
ISSUER,DESCRIPTION                                                            NUMBER OF SHARES          VALUE
------------------                                                            ----------------         ------
COMMMON STOCKS
AIRCRAFT (9.02%)
  Boeing Co. (The)                                                                         400        $ 25,050
  Thiokol Corp.                                                                            900          27,225
                                                                                                      --------
                                                                                                        52,275
                                                                                                      --------

BEVERAGES (4.24%)
  Coors (Adolph) Co.                                                                     1,500          24,563
                                                                                                      --------

DIVERSIFIED OPERATIONS (9.28%)
  Hanson PLC, American Depositary Receipts                                               1,500          26,437
  Tejon Ranch                                                                            1,900          26,363
  U. S. Industries, Inc.*                                                                   70             954
                                                                                                      --------
                                                                                                        53,754
                                                                                                      --------
FOODS (9.02%)
  Archer-Daniels-Midland Co.                                                             1,400          26,075
  Dole Food Co.                                                                            900          26,212
                                                                                                      --------
                                                                                                        52,287
                                                                                                      --------
LEISURE & RECREATION (9.53%)
  Outboard Marine Corp.                                                                  1,400          27,475
  Russ Berrie & Co. Inc.                                                                 2,000          27,750
                                                                                                      --------
                                                                                                        55,225
                                                                                                      --------
MACHINERY (5.38%)
  Harnischfeger Industries, Inc.                                                           900          31,163
                                                                                                      --------

OIL & GAS ( 5.17%)
 Parker Drilling Co.*                                                                    5,700          29,925
                                                                                                      --------

PAPER (4.86%)
  Glatfelter (P.H.) Co.                                                                  1,400          28,175
                                                                                                      --------

POLLUTION CONTROL (4.60%)
  Calgon Carbon Corp.                                                                    2,200          26,675
                                                                                                      --------

PUBLISHING (5.36%)
  Times Mirror Co. (The) Class A                                                         1,300          31,038
                                                                                                      --------

RETAIL (4.56%)
 Great Atlantic & Pacific Tea Co., Inc. (The)                                            1,000          26,375
                                                                                                      --------

SHOES (4.71%)
  Brown Group, Inc.                                                                      1,200          27,300
                                                                                                      --------

TEXTILE (8.15%)
  Delta Woodside Industries, Inc.                                                        2,900          22,111
  Garan Inc.                                                                             1,500          25,125
                                                                                                      --------
                                                                                                        47,236
                                                                                                      --------
TRANSPORTATION - SHIP (5.01%)
  Overseas Shipholding Group, Inc.                                                       1,400          29,050
                                                                                                      --------

                                                     TOTAL COMMON STOCKS                (88.89%)      $515,041
                                                                                        --------      --------
                                                         (Cost $509,893)


                       SEE NOTES TO FINANCIAL STATEMENTS

                  John Hancock Funds - Fundamental Value Fund






                                                 INTEREST                          PAR VALUE            MARKET
                                                   RATE                         (000'S OMITTED)          VALUE
                                                 --------                       ---------------         ------
SHORT-TERM INVESTMENTS
SHORT TERM NOTES (12.07%)
  Federal Home Loan Bank, 07-03-95                6.10%                                      70        $ 69,976
                                                                                                       --------

CORPORATE SAVINGS ACCOUNT (0.86%)
  Investors Bank & Trust Company
   Daily Interest Savings Account
   Current Rate 3.00%                                                                                     4,981
                                                                                                       --------
                                       TOTAL SHORT-TERM INVESTMENTS                     ( 12.93%)        74,957
                                                                                        ---------     ---------

                                                  TOTAL INVESTMENTS                     (101.82%)      $589,998
                                                                                        ---------     =========


 *  Non-income producing security


    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.





                       SEE NOTES TO FINANCIAL STATEMENTS

                 John Hancock Funds - International Equity Fund

 Schedule of Investments
 June 30, 1995 (Unaudited)

 The Schedule of Investments is a complete list of all securities owned by the International Equity Fund on June 30, 1995. It's divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by country. Under each country heading is a list of the securities owned by the Fund. Short-term investments, which represent the Fund's "cash" position, are listed last.



ISSUER,DESCRIPTION                                                   NUMBER OF SHARES     MARKET VALUE
------------------                                                   ----------------     ------------
 COMMON STOCKS
 Australia (6.73%)
  Broken Hill Proprietary Co., Ltd.
     (Diversified Operations)                                                 1,210         $ 14,896
  BTR Nylex Ltd. (Diversified Operations)                                     7,700           14,722
  News Corp. Ltd. (The) (Publishing)                                          3,100           17,319
  Western Mining Corp. Holdings Ltd.
     (Metal Processing & Products)                                            2,600           14,322
                                                                                            --------
                                                                                              61,259
                                                                                            --------
 Chile (2.05%)
  Madeco, SA, American Depositary Receipts
     (ADR) (Metal Processing & Products)                                        650           18,687
                                                                                            --------

 France (6.00%)
  Banque Nationale de Paris (Banks)                                             280           13,506
  LVMH Moet Henessey Louis Vuitton (Beverages)                                   75           13,496
  Lyonnaise Des Eaux Dumez (Diversified Operations)                             150           14,186
  Renault SA (Automobile/Trucks)*                                               430           13,473
                                                                                            --------
                                                                                              54,661
                                                                                            --------
 Germany (3.43%)
  Bayerische Motoren Werke AG (Automobile/Trucks)                                29           15,958
  Mannesmann AG (Diversified Operations)                                         50           15,276
                                                                                            --------
                                                                                              31,234
                                                                                            --------
 Hong Kong (7.14%)
  CITIC Pacific Ltd. (Diversified Operations)                                 6,000           15,082
  HSBC Holdings Ltd. (Banks)                                                  1,200           15,392
  Hutchison Whampoa Ltd. (Diversified Operations)                             4,000           19,334
  Swire Pacific Ltd. (Diversified Operations)                                 2,000           15,250
                                                                                            --------
                                                                                              65,058
                                                                                            --------
 Japan (14.10%)
  Daido Steel Co., Ltd. (Steel)                                               3,000           14,158
  Denki Kagaku Kogyo K.K. (Chemicals)*                                        4,000           13,309
  Fujisawa Pharmaceutical Co., Ltd. (Drugs)                                   1,000           10,477
  Jusco Co., Ltd. (Retail)                                                    1,000           20,766
  Matsushita Electric Industrial Co., Ltd. (Electronics)                      1,000           15,574
  NKK Corp. (Steel)*                                                          6,000           14,088
  Seino Transportation Co., Ltd. (Transportation)                             1,000           16,872
  Sumitomo Osaka Cement Co., Ltd. (Building Products)                         3,000           11,008
  Sumitomo Trust & Banking Co., Ltd. (The) (Banks)                            1,000           12,153
                                                                                            --------
                                                                                             128,405
                                                                                            --------


                       See notes to financial statements

                 John Hancock Funds - International Equity Fund


 ISSUER,DESCRIPTION                                                  NUMBER OF SHARES     MARKET VALUE
------------------                                                   ----------------     ------------
 Malaysia (2.65%)
  Aokam Perdana Berhad (Building Products)                                    3,000         $  7,445
  Land & General Berhad (Diversified Operations)                              5,000           16,714
                                                                                            --------
                                                                                              24,159
                                                                                            --------
 Mexico (1.63%)
  Telefonos de Mexico S.A. de C.V. (ADR)
     (Telecommunications)                                                       500           14,812
                                                                                            --------

 Netherlands (3.40%)
  Koninklijke P.T.T. Nederland (Telecommunications)                             425           15,277
  Polygram N.V. (Audio/Video)                                                   265           15,649
                                                                                            --------
                                                                                              30,926
                                                                                            --------
 New Zealand (1.69%)
  Carter Holt Harvey Ltd. (Paper)                                             6,300           15,416
                                                                                            --------

 Norway (3.36%)
  Den norske Bank AS (Banks)                                                  5,500           14,901
  Orkla AS (Diversified Operations)                                             350           15,671
                                                                                            --------
                                                                                              30,572
                                                                                            --------

 Philippines (1.95%)
  San Miguel Corp. (Beverages)                                                4,290           17,805
                                                                                            --------

 Singapore (6.26%)
  Fraser & Neave Ltd. (Diversified Operations)                                2,000           23,041
  Jardine Matheson Holdings Ltd. (Diversified Operations)                     2,400           17,640
  Keppel Corp. (Diversified Operations)                                       2,000           16,315
                                                                                            --------
                                                                                              56,996
                                                                                            --------
 Spain (1.73%)
  Repsol SA (Oil & Gas)                                                         500           15,728
                                                                                            --------

 Sweden (3.75%)
  Investor AB (Diversified Operations)                                          550           15,858
  Telefonaktiebolaget (LM) Ericsson
    (Telecommunications)                                                        920           18,316
                                                                                            --------
                                                                                              34,174
                                                                                            --------
 Switzerland (5.25%)
  BBC Brown Boveri AG (Engineering)                                              80           16,049
  Ciba-Geigy AG (Drugs)                                                          22           16,125
  Nestle S.A. (Food)                                                             15           15,619
                                                                                            --------
                                                                                              47,793
                                                                                            --------
 United Kingdom (7.20%)
  Carlton Communications PLC (Broadcasting)                                   1,000           15,148
  Reed International PLC (Publishing)                                         1,170           16,430
  Smithkline Beecham (Drugs)                                                  1,840           16,650
  Thorn EMI PLC (Leisure & Recreation)                                          840           17,393
                                                                                            --------
                                                                                              65,621
                                                                                            --------
                                         TOTAL COMMON STOCKS
                                             (Cost $707,380)                 (78.32%)        713,306
                                                                             --------       --------



                       See notes to financial statements

                 John Hancock Funds - International Equity Fund

                                                 INTEREST              PAR VALUE
ISSUER,DESCRIPTION                                 RATE             (000'S OMITTED)       MARKET VALUE
------------------                               --------           ---------------       ------------
 SHORT-TERM INVESTMENTS
 Short-Term Notes (20.85%)
  Federal Home Loan Bank, 07-03-95                 6.10%                  190               $189,936
                                                                       --------             --------

                                TOTAL SHORT-TERM INVESTMENTS           (20.85%)              189,936
                                                                       --------             --------

                                           TOTAL INVESTMENTS           (99.17%)             $903,242
                                                                       ========             ========



 * Non-income producing security.


   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.



 Industry Diversification
 ...............................................................................

 The Fund primarily invests in securities issued by companies of other countries. The performance of the Fund is closely tied to the economic conditions within the countries it invests. The concentration of investments by country for individual securities held by the Fund is shown in the schedule of investments. In addition, the concentration of investments can be aggregated by various industry groups. The table below shows the percentages of the Fund's Investments at June 30, 1995 assigned to the various investment categories.



                                                    MARKET VALUE OF
                                                    SECURITIES AS A
INVESTMENT CATEGORIES                               % OF NET ASSETS
---------------------                               ---------------
Audio/Video                                              1.72
Automobile/Trucks                                        3.23
Banks                                                    6.14
Beverages                                                3.44
Broadcasting                                             1.66
Building Products                                        2.03
Chemicals                                                1.46
Diversified Operations                                  23.49
Drugs                                                    4.75
Electronics                                              1.71
Engineering                                              1.76
Food                                                     1.72
Leisure & Recreation                                     1.91
Metal Processing & Products                              3.62
Oil & Gas                                                1.73
Paper                                                    1.69
Publishing                                               3.71
Retail                                                   2.28
Steel                                                    3.10
Telecommunications                                       5.32
Transportation                                           1.85
Short-Term Investments                                  20.85
                                                        -----
                TOTAL INVESTMENTS                       99.17%
                                                        =====


                       See notes to financial statements

                          NOTES TO FINANCIAL STATEMENTS
                     JOHN HANCOCK INSTITUTIONAL SERIES TRUST

NOTE A -
ACCOUNTING POLICIES
(UNAUDITED)

John Hancock Dividend Performers Fund ("Dividend Performers Fund"), John Hancock Active Bond Fund ("Active Bond Fund"), John Hancock Global Bond Fund ("Global Bond Fund"), John Hancock Multi-Sector Growth Fund ("Multi-Sector Growth Fund"), John Hancock Fundamental Value Fund ("Fundamental Value Fund") and John Hancock International Equity Fund ("International Equity Fund"), (each, a "Fund" and collectively, the "Funds"), are separate portfolios of John Hancock Institutional Series Trust (the "Trust"), an open-end management investment company, registered under the Investment Company Act of 1940. Prior to September 12, 1995, Dividend Performers Fund was known as John Hancock Berkeley Dividend Performers Fund, Active Bond Fund was known as John Hancock Berkeley Bond Fund, Global Bond Fund was known as John Hancock Berkeley Global Bond Fund, Multi-Sector Growth Fund was known as John Hancock Berkeley Sector Opportunity Fund, Fundamental Value Fund was known as John Hancock Berkeley Fundamental Value Fund and International Equity Fund was known as John Hancock Berkeley Overseas Growth Fund. The Trust, organized as a Massachusetts business trust in 1994, consists of eleven series portfolios: the Funds, John Hancock Independence Balanced Fund, John Hancock Independence Diversified Core Equity Fund II, John Hancock Independence Growth Fund, John Hancock Independence Medium Capitalization Fund and John Hancock Independence Value Fund. Each Fund currently has one class of shares with equal rights as to voting, redemption, dividends and liquidation within their respective Fund. The Trustees may authorize the creation of additional portfolios from time to time to satisfy various investment objectives.

  Significant accounting policies of the Funds are as follows:

VALUATION OF INVESTMENTS Securities in the Funds portfolios are valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation" below.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. They will not be subject to Federal income tax on taxable earnings which are distributed to shareholders.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Funds are made aware of the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes which are accrued as applicable.

  The Funds record all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Funds.

ORGANIZATION EXPENSE Expenses incurred in connection with the organization of the Fund's has been capitalized and will be charged to the Fund's operations ratably over a five-year period that will begin with the commencement of investment operations of the Funds.

                          NOTES TO FINANCIAL STATEMENTS
                    JOHN HANCOCK INSTITUTIONAL SERIES TRUST

  In the event that any of the initial shares are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of the then unamortized organization expense in the same proportion as the number of the initial shares redeemed bears to the number of the initial shares outstanding at the time of such redemption.

FOREIGN CURRENCY TRANSLATION All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Funds. Transactions affecting statement of operations accounts and net realized gain/loss on investments are translated at the rates prevailing at the dates of the transactions.

  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

NOTE B -
MANAGEMENT FEE, AND
TRANSACTIONS WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund's pay a monthly management fee to the Adviser, for a continuous investment program equivalent, on an annual basis as follows:

           Fund                                           Rate
           ----                                           ----
Dividend Performers Fund           .60% of average daily net assets up to $500 million
                                   .55% of such assets in excess of $500 million
Active Fund                        .50% of average daily net assets up to $1.5 billion
                                   .45% of such assets in excess of $1.5 billion
Global Bond Fund                   .75% of average daily net assets up to $250 million
                                   .70% of such assets in excess of $250 million
Multi-Sector Growth Fund           .80% of average daily net assets up to $500 million
                                   .75% of such assets in excess of $500 million
Fundamental Value Fund             .70% of average daily net assets up to $500 million
                                   .65% of such assets in excess of $500 million
International Equity Fund          .95% of average daily net assets up to $500 million (0.90% effective September 12, 1995)
                                   .65% of such assets in excess of $500 million

  In the event normal operating expenses of the Funds, exclusive of certain expenses prescribed by state law, are in excess of the most restrictive state limit where the Funds are registered to sell shares of beneficial interest, the fees payable to the Adviser will be reduced to the extent of such excess, and the Adviser will make additional arrangements necessary to eliminate any remaining excess expenses. The current limits are 2.5% of the first $30,000,000 of the Fund's average daily net assets, 2.0% of the next $70,000,000 and 1.5% of the remaining average daily net asset value.

  As of June 30, 1995, the Adviser voluntarily agreed to limit the Funds expenses, including the management fee, to the extent required to prevent expenses from exceeding: 0.80% of Dividend Performers Fund's average daily net assets, 0.70% of Active Bond Fund's average daily net assets, 1.10% of Global Bond Fund's average daily net assets, 1.00% of Multi-Sector Growth Fund's average daily net assets, 0.95% of Fundamental Value Fund's average daily net assets and 1.15% of International Equity Fund's average daily net assets. The

                          NOTES TO FINANCIAL STATEMENTS

                     JOHN HANCOCK INSTITUTIONAL SERIES TRUST

Adviser reserves the right to terminate this limitation in the future. Accordingly, for the period ended June 30, 1995, the reduction in the Fund's expenses collectively with any additional amounts not borne by the Funds by virtue of the expense limit amounted to $23,896 for Dividend Performers Fund, $13,420 for Active Bond Fund, $13,557 for Global Bond Fund, $16,618 for Multi-Sector Growth Fund, $13,582 for Fundamental Value Fund and $18,891 for International Equity Fund.

  Effective September 12, 1995, the Adviser plans to limit the Funds expenses further to the extent required to prevent expenses from exceeding: 0.70% of Dividend Performers Fund's average daily net assets, 0.60% of Active Bond Fund's average daily net assets, 0.85% of Global Bond Fund's average daily net assets, 0.90% of Multi-Sector Growth Fund's average daily net assets, 0.80% of Fundamental Value Fund's average daily net assets and 1.00% of International Equity Fund's average daily net assets. The Adviser reserves the right to terminate this limitation in the future.

  SAMCorp serves as subadviser to Dividend Performers Fund pursuant to a subadvisory agreement with that Fund and the Adviser. SAMCorp was organized in 1992 and is a wholly-owned subsidiary of The Berkeley Financial Group. The Adviser pays SAMCorp a monthly management fee, equivalent on an annual basis, to the sum of (a) 0.20% of the advisory fee payable on the Fund's average daily net assets up to $100 million and (b) 0.55% of the advisory fee payable on the Fund's assets exceeding $100 million.

  NM Capital serves as subadviser to Fundamental Value Fund pursuant to a subadvisory agreement with that Fund and the Adviser. NM Capital was organized in 1977 and is a wholly-owned subsidiary of The Berkeley Financial Group. The Adviser pays NM Capital a monthly management fee, equivalent on an annual basis, to the sum of (a) 0.20% of the advisory fee payable on the Fund's average daily net assets up to $100 million and (b) 0.55% of the advisory fee payable on the Fund's assets exceeding $100 million.

  John Hancock Advisers International, Ltd. serves as subadviser to International Equity Fund pursuant to a subadvisory agreement with that Fund and the Adviser. Formed in 1987, it is a wholly-owned subsidiary of the Adviser. The Adviser pays John Hancock Advisers International, Ltd. a monthly management fee, equivalent on an annual basis, to the sum of (a) 0.70% of the advisory fee payable on the Fund's average daily net assets up to $500 million and (b) 0.90% of the advisory fee payable on the Fund's assets exceeding $500 million.

  The Funds are responsible for payment of these subadvisory fees.

  The Funds have a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly-owned subsidiary of the Adviser. For the period ended June 30, 1995, all sales of shares of beneficial interest were sold at net asset value. The Funds pay all expenses of printing prospectuses and other sales literature, all fees and expenses in connection with qualification as a dealer in various states, and all other expenses in connection with the sale and offering for sale of the shares of the Fund which have not been herein specifically allocated to the Trust.

  The Funds have a transfer agent agreement with John Hancock Investor Services Corporation ("Investor Services"), a wholly-owned subsidiary of The Berkeley Financial Group. Each fund pays Investor Services an annual fee accrued daily of 0.05% of its average net assets, plus certain out-of-pocket expenses.

  Messrs. Edward J. Boudreau, Jr., Richard S. Scipione and Thomas W.L. Cameron are directors and/or officers of the Adviser, and/or its affiliates as well as Trustees of the Fund. The Adviser and other subsidiaries of John Hancock Mutual Life Insurance Company owned, as of June 30, 1995, the following shares of beneficial interest: 259,334 shares of Dividend Performers Fund, 114,230 shares of Active Bond Fund, 3 shares of Global Bond Fund, 186,320 shares of Multi-Sector Growth Fund, 3 shares of Fundamental Value Fund and 96,671 shares of International Equity Fund, respectively. The compensation of unaffiliated Trustees is borne by the Funds.

                          NOTES TO FINANCIAL STATEMENTS
                     JOHN HANCOCK INSTITUTIONAL SERIES TRUST

NOTE C -
INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of securities, excluding short term obligations, for the period ended June 30, 1995 were as follows:

                                            Purchases           Proceeds
                                            ---------           --------
Dividend Performers Fund
  U.S. Government Securities                 $302,641             None
  Other Investments                         2,521,860             None
Bond Fund                                      None               None
Global Bond Fund                               None               None
Sector Opportunity Fund                     2,045,312           $157,690
Fundamental Value Fund                        509,893             None
Overseas Growth Fund                          707,380             None


At June 30, 1995, the cost and gross unrealized appreciation and depreciation in value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

                                                                                      Net unrealized
                                Aggregate     Gross unrealized    Gross unrealized     appreciation/
                                  cost          appreciation        depreciation       depreciation
                                --------------------------------------------------------------------
Dividend Performers Fund      $3,074,416           $112,373          ($25,480)            $86,893
Bond Fund                      1,144,612              N/A                N/A                N/A
Global Bond Fund                  N/A                 N/A                N/A                N/A
Sector Opportunity Fund        1,879,348             36,241           (41,139)             (4,898)
Fundamental Value Fund           579,869             21,008           (15,860)              5,148
Overseas Growth Fund             897,316             38,139           (32,213)              5,926